AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 5, 2021

SECURITIES ACT FILE NO. __________________

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. [_]

THE MAINSTAY FUNDS

(exact name of registrant as specified in charter)

51 MADISON AVENUE,

NEW YORK, NEW YORK 10010

(address of principal executive offices)

REGISTRANT’S TELEPHONE NUMBER: (212) 576-7000

Copy to:

J. Kevin Gao, Esq. MainStay Funds Trust 30 Hudson Street Jersey City, NJ 07302	Thomas C. Bogle, Esq. Corey F. Rose, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on March 8, 2021 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have been previously registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class A, Investor Class, Class C and Class I of the MainStay WMC Enduring Capital Fund.

MAINSTAY FUNDS TRUST

MAINSTAY MACKAY U.S. EQUITY OPPORTUNITIES FUND

51 MADISON AVE

NEW YORK, NEW YORK 10010

March __, 2021

Dear Shareholder:

The Board of Trustees of MainStay Funds Trust (the “Board”) has approved the reorganization of the MainStay MacKay U.S. Equity Opportunities Fund, a series of MainStay Funds Trust, with and into the MainStay WMC Enduring Capital Fund (formerly known as MainStay MacKay Common Stock Fund), a series of The MainStay Funds (the “Acquiring Fund”). After considering the recommendation of New York Life Investment Management LLC, the investment manager of both the MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund, the Board concluded that the reorganization of the MainStay MacKay U.S. Equity Opportunities Fund with and into the Acquiring Fund (the “Reorganization”) would be in the best interests of the MainStay MacKay U.S. Equity Opportunities Fund. The Board of Trustees of The MainStay Funds also determined that the Reorganization is in the best interests of the Acquiring Fund. The Reorganization is expected to occur on or about April 26, 2021. Upon completion of the Reorganization, you will become a shareholder of the Acquiring Fund, and you will receive shares of the corresponding class of the Acquiring Fund equal in value to your shares of the MainStay MacKay U.S. Equity Opportunities Fund immediately prior to the Reorganization. The Reorganization is expected to be tax-free for you for federal income tax purposes, and no commission, redemption fee or transactional fee will be charged as a result of the Reorganization.

The Reorganization does not require shareholder approval, and you are not being asked to vote on the Reorganization. We do, however, ask that you review the enclosed Information Statement/Prospectus, which contains information about the Acquiring Fund, outlines the differences between the MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund and provides details about the terms and conditions of the Reorganization.

Additionally, the Board also approved the reorganization of the MainStay Epoch U.S. All Cap Fund with and into the Acquiring Fund (the “U.S. All Cap Fund Reorganization”). The U.S. All Cap Fund Reorganization is also not subject to shareholder approval and is also expected to occur on or about April 26, 2021.

We appreciate your continued support and confidence in the MainStay Funds. If you have any questions, please contact us by calling toll-free 800-MAINSTAY (624-6782).

Sincerely,

/s/ Kirk C. Lehneis
Kirk C. Lehneis
President
MainStay Funds Trust

COMBINED INFORMATION STATEMENT/PROSPECTUS

March ___, 2021

INFORMATION STATEMENT FOR

MAINSTAY MACKAY U.S. EQUITY OPPORTUNITIES FUND

(a series of MainStay Funds Trust)

51 Madison Ave

New York, New York 10010

(212) 576-7000

PROSPECTUS FOR

MAINSTAY WMC Enduring Capital Fund

(a series of The MainStay Funds)

51 Madison Ave

New York, New York 10010

(212) 576-7000

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY

This Information Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information about the MainStay WMC Enduring Capital Fund (formerly known as MainStay MacKay Common Stock Fund) that a shareholder should know before investing. For more complete information about the MainStay WMC Enduring Capital Fund or MainStay MacKay U.S. Equity Opportunities Fund, please read the Funds’ prospectuses and statement of additional information, as they may be amended and/or supplemented. As discussed further herein, these documents are available upon oral or written request and without charge by calling toll-free 800-MAINSTAY (624-6782) or in writing NYLIFE Distributors LLC: Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, New Jersey 07302.

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATION

We recommend that you read the complete Information Statement/Prospectus. However, we thought it would be helpful to provide brief answers to some questions concerning the reorganization of the MainStay MacKay U.S. Equity Opportunities Fund with and into the MainStay WMC Enduring Capital Fund (the “Reorganization”).

Q. How will the Reorganization affect me?

A. The Reorganization is expected to close on or about April 26, 2021. Upon the closing of the Reorganization, all of the assets and liabilities of the MainStay MacKay U.S. Equity Opportunities Fund will be transferred to the MainStay WMC Enduring Capital Fund (the “Acquiring Fund”) and you will become a shareholder of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”). You will receive shares of the Acquiring Fund of the same share class as, and equal in value to your shares of, the MainStay MacKay U.S. Equity Opportunities Fund immediately prior to the Reorganization. The Acquiring Fund and MainStay MacKay U.S. Equity Opportunities Fund may each be referred to herein as a “Fund” and together as the “Funds.”

Q. Are there differences between the Funds?

A. Yes. The investment objectives of the Funds are the same and the principal investment strategies and principal risks of the Funds are similar. The Funds also have the same fundamental investment restrictions. Neither Fund has any non-fundamental investment restrictions. The investment manager for each Fund is New York Life Investment Management LLC (“New York Life Investments”). Additionally, the same individuals also serve on the Board of Trustees of MainStay Funds Trust (the “Board”), of which the MainStay MacKay U.S. Equity Opportunities Fund is a series, and the Board of Trustees of The MainStay Funds, of which the Acquiring Fund is a series. However, as described below, there are several important differences between the two Funds, including with regard to their investment styles and the use of short sales and derivatives.

The subadvisor for MainStay MacKay U.S. Equity Opportunities Fund is MacKay Shields LLC. (“MacKay Shields”). The subadvisor for the Acquiring Fund is Wellington Management Company LLP (“Wellington”).1

The MainStay MacKay U.S. Equity Opportunities Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in U.S. equity securities. The MainStay MacKay U.S. Equity Opportunities Fund primarily invests in equity securities of well-established U.S. companies, primarily those with large capitalizations, that are in the Russell 1000® Index (the “Index”) or have market capitalizations that are similar to companies in the Index (which ranged from $624 million to $2.252 trillion as of December 31, 2020). The MainStay MacKay U.S. Equity Opportunities Fund may also invest in equity securities of companies with market capitalizations outside of the range of the Index. The MainStay MacKay U.S. Equity Opportunities Fund may hold long and short positions. The MainStay MacKay U.S. Equity Opportunities Fund will hold long positions, either directly or through equity-related derivatives (such as futures, options, and total return swaps), that may total up to 140% of its net assets, and short positions, either directly or through equity-related derivatives (such as futures, options, and total return swaps), may total up to 40% of its net assets. The proceeds from the short sales may be used to purchase all or a portion of the additional long positions. The long and short positions held by the MainStay MacKay U.S. Equity Opportunities Fund may vary over time as market opportunities develop. The MainStay MacKay U.S. Equity Opportunities Fund may invest in swaps, futures, forwards and options. The MainStay MacKay U.S. Equity Opportunities Fund may also invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans.

1 At meetings held on January 21, January 25 and February 3, 2021 (collectively, the “Meetings”), the Board of Trustees of The MainStay Funds considered and approved Wellington to replace MacKay Shields as the subadvisor to the Acquiring Fund effective on March 5, 2021. At the Meetings, the Board also considered and approved changing: (i) the Acquiring Fund’s name from “MainStay MacKay Common Stock Fund” to “MainStay WMC Enduring Capital Fund;” and (ii) the Acquiring Fund’s principal investment strategies and investment process effective on or about March 5, 2021. The Board also approved removing a non-fundamental policy relating to the Acquiring Fund’s prior name effective on April 26, 2021. For information regarding these changes, please refer to the supplements to the Acquiring Fund’s prospectus and statement of additional information dated February 5, 2021.

As subadvisor of the MainStay MacKay U.S. Equity Opportunities Fund, MacKay Shields uses a quantitative model that is designed to evaluate individual issuers and securities across multiple criteria, including valuation, momentum and market sentiment. MacKay Shields also conducts a qualitative review of the results of the quantitative analysis.

The Acquiring Fund does not use short sales or derivatives as part of is principal investment strategy. Under normal circumstances, the Acquiring Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks. It invests in common stocks of U.S. companies with market capitalizations that, at the time of investment, are similar to companies in the Standard & Poor's 500® Index ("S&P 500® Index”) (which ranged from $4.3 billion to $2,252.6 billion as of December 31, 2020) and the Russell 3000® Index (which ranged from $43 million to $2,252.6 billion as of December 31, 2020) but may also invest in companies that are outside of these capitalization ranges. The Acquiring Fund may also invest in securities of foreign issuers, including emerging market securities to a larger extent than MainStay MacKay U.S. Equity Opportunities Fund.

As subadvisor of the Acquiring Fund, Wellington seeks to identify companies with a decades-long perspective, that have resilient businesses run by owner-minded executives skilled at capital allocation.

Shareholders of each of the MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund have approved the operation of their respective Fund pursuant to an exemptive order (the “Order”) that permits New York Life Investments, subject to approval of the Board and the Board of Trustees of The MainStay Funds, as applicable, including a majority of the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), of The MainStay Funds or MainStay Funds Trust (“Independent Trustees”), to hire and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval.

Q. What are the potential benefits from the Reorganization?

A. The MainStay MacKay U.S. Equity Opportunities Fund has trailed its benchmark and peer funds in recent years. As a result of this underperformance, and other factors, the Fund has struggled to attract assets and has experienced consistent net outflows. New York Life Investments believes that the Reorganization will provide the shareholders of the MainStay MacKay U.S. Equity Opportunities Fund with the opportunity for improved performance while still allowing shareholders the opportunity to gain exposure to large cap investments with lower expenses relative to the MainStay MacKay U.S. Equity Opportunities Fund.

Additionally, New York Life Investments believes that shareholders of the MainStay MacKay U.S. Equity Opportunities Fund may benefit from the economies of scale associated with being invested in a larger fund following completion of the Reorganization and the U.S. All Cap Fund Reorganization (defined below) with a greater potential for asset growth in the future.

Q. How will the Reorganization affect shareholder fees and expenses?

 A. Shareholders of the MainStay MacKay U.S. Equity Opportunities Fund are expected to benefit from reduced total and net annual operating expenses as a result of the Reorganization. Please see “Comparison of Fees and Expenses” for more information.

Q. Who will bear the expenses of the Reorganization and related costs?

A. Given the benefits that are expected to be received by the MainStay MacKay U.S. Equity Opportunities Fund, the direct costs of the Reorganization will be borne by the MainStay MacKay U.S. Equity Opportunities Fund. These direct costs are estimated to be between $35,000 and $45,000 and do not include the portfolio transition costs discussed below.

Additionally, it is anticipated that approximately 96% of the securities held by MainStay MacKay U.S. Equity Opportunities Fund will be sold and reinvested in accordance with the investment strategies of the Acquiring Fund. The transaction costs associated with these sales and purchases (including brokerage commissions, transactions charges and related fees) will be borne by the Acquiring Fund or MainStay MacKay U.S. Equity Opportunities Fund depending on when each holding is sold or purchased. The cost of these portfolio adjustments is anticipated to be between $20,000 and $30,000.

Q. Will the Reorganization create a taxable event?

A. It is anticipated that the Reorganization will qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the MainStay MacKay U.S. Equity Opportunities Fund, the Acquiring Fund, nor their respective shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

However, based on market prices as of the date of the Information Statement/Prospectus, securities transactions conducted in advance of the Reorganization to align the portfolio holdings of the MainStay MacKay U.S. Equity Opportunities Fund with those of the Acquiring Fund are expected to generate overall net capital gains for the MainStay MacKay U.S. Equity Opportunities Fund. These distributable capital gains, if any (which would have been partially reduced by any net capital loss carryforward available), would be distributed to shareholders of the MainStay MacKay U.S. Equity Opportunities Fund in advance of the Reorganization. This distribution generally would be taxable to shareholders that are not in a tax-qualified plan. For more information regarding the tax treatment of capital gains distributions, please see “Understand the Tax Consequences” in Appendix C to the Information Statement/Prospectus. In addition, you should seek the advice of a tax advisor to determine how this distribution will impact your individual tax situation.

Q. Is the Reorganization contingent on any other transaction taking place?

A. No. However, at a meeting held on February 3, 2021, the Board also approved the reorganization of the MainStay Epoch U.S. All Cap Fund with and into the Acquiring Fund (the “U.S. All Cap Fund Reorganization”). Like the Reorganization, the U.S. All Cap Fund Reorganization is not subject to shareholder approval and is expected to occur on or about April 26, 2021.

Q. Has the Board approved the Reorganization?

A. Yes. The Board unanimously approved the Reorganization.

Q. Are shareholders being asked to vote on the Reorganization?

A. No. The Reorganization does not require shareholder approval, and you are not being asked to vote on the Reorganization.

Q. Whom do I contact if I have questions or need additional information?

A. If you have any questions or need additional information, please contact us by calling toll-free 800-MAINSTAY(624-6782).

The following documents containing additional information about the Funds, each having been filed with the Securities and Exchange Commission (“SEC”), are incorporated by reference into (legally considered to be part of) this Information Statement/Prospectus:

1.	Prospectus for the MainStay MacKay U.S. Equity Opportunities Fund, dated February 28, 2021, as amended and supplemented; (Securities Act No. [ ] and Accession Number [ ]);
2.	Prospectus of the Acquiring Fund, dated February 28, 2021, as amended and supplemented; (Securities Act No. [ ] and Accession Number [ ]);
3.	Statement of Additional Information of the MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund, dated February 28, 2021, as amended and supplemented; (Securities Act No. [ ] and Accession Number [ ]) and (Securities Act No. [ ] and Accession Number [ ]);
4.	Statement of Additional Information dated February ___, 2021 related to this Information Statement;
5.	Annual Report to shareholders of the MainStay MacKay U.S. Equity Opportunities Fund for the fiscal year ended October 31, 2020; (Securities Act No. 811-22321 and Accession Number 0001193125-21-004978); and
6.	Annual Report to shareholders of the Acquiring Fund for the fiscal year ended October 31, 2020; (Securities Act No. 811-04550 and Accession Number 0001193125-21-005078).

Except as otherwise described herein, the policies and procedures set forth under the “Shareholder Guide” in the Acquiring Fund’s Prospectus will apply to the shares issued by the Acquiring Fund in connection with the Reorganization. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports and other information, including proxy materials, with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates.

Additional copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge:

By Phone:	800-MAINSTAY (624-6782)

By Mail:	NYLIFE Distributors LLC: Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, New Jersey 07302.

By Internet:	www.nylinvestments.com/mainstay

You also may view or obtain these documents from the SEC:

BY E-MAIL:	PUBLICINFO@SEC.GOV
(DUPLICATING FEE REQUIRED)

BY INTERNET:	WWW.SEC.GOV

No person has been authorized to give any information or make any representation not contained in this Information Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Information Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS INFORMATION STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Summary	9
The Reorganization	9
Background and Reasons for the Reorganization	9
Board Considerations	9
Comparison of the Funds	11
Comparison of Investment Objectives and Principal Investment Strategies	11
Principal Risks	13
Investment Restrictions	15
Material Differences in the Rights of Fund Shareholders	16
Comparison of Fees and Expenses	19
Comparison of Portfolio Turnover	24
Comparison of Purchase, Exchange and Sale of Shares	24
Federal Tax Consequences	24
Information About the Reorganization	25
General	25
Terms of the Reorganization Agreement	25
Federal Income Tax Consequences	26
Information About Management of the Funds	29
General	29
Past Performance of the Funds	31
Additional Information About the Acquiring Fund and MainStay MacKay U.S. Equity Opportunities Fund	35
Financial Highlights	35
Forms of Organization	35
Distributor	35
Custodian and Sub-Administrator	36
Security Ownership of Management and Principal Shareholders	36
Capitalization	37
Shareholder Communications with the Board	38
Appendix A – Form of Agreement and Plan of Reorganization	39
Appendix B – More About Investment Strategies and Risks	52
Appendix C – Shareholder Guide	60
Appendix D – Financial Highlights	113
Appendix E – Record Date, Outstanding Shares and Interest of Certain Persons	121
Statement of Additional Information	122

SUMMARY

The following is a summary of certain information contained elsewhere in this Information Statement/Prospectus. Shareholders should read the entire Information Statement/Prospectus carefully.

The MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund are each open-end, management investment companies registered with the SEC. The MainStay MacKay U.S. Equity Opportunities Fund is a series of MainStay Funds Trust, which is organized as a statutory trust under the laws of the State of Delaware. The Acquiring Fund is a series of The MainStay Funds, which is organized as a Massachusetts business trust.

New York Life Investments serves as the investment manager of each Fund. The subadvisor for MainStay MacKay U.S. Equity Opportunities Fund is MacKay Shields. The subadvisor for the Acquiring Fund is Wellington.

The Reorganization

The Board, including all of the Independent Trustees, has unanimously approved the Reorganization. The Reorganization provides for:

•	the transfer of all of the assets of the MainStay MacKay U.S. Equity Opportunities Fund to the Acquiring Fund, in exchange for shares of the Acquiring Fund;
•	the assumption by the Acquiring Fund of all of the liabilities of the MainStay MacKay U.S. Equity Opportunities Fund;
•	the distribution of shares of the Acquiring Fund to the shareholders of the MainStay MacKay U.S. Equity Opportunities Fund; and
•	the complete liquidation of the MainStay MacKay U.S. Equity Opportunities Fund.

The Reorganization is expected to take place on or about April 26, 2021. Additionally, at a meeting held on February 3, 2021, the Board of Trustees of The MainStay Funds approved the U.S. All Cap Fund Reorganization. The U.S. All Cap Fund Reorganization is also not subject to shareholder approval and is expected to occur on or about April 26, 2021.

The Acquiring Fund will be the accounting survivor of both the Reorganization and the U.S. All Cap Fund Reorganization.

Background and Reasons for the Reorganization

The MainStay MacKay U.S. Equity Opportunities Fund has trailed its benchmark and peer funds in recent years. As a result of this underperformance and other factors, the Fund has struggled to attract assets and has experienced consistent net outflows. New York Life Investments believes that the Reorganization will provide the MainStay MacKay U.S. Equity Opportunities Fund with the opportunity for improved performance while still allowing shareholders the opportunity to gain exposure to large cap investments with lower total and net annual operating expenses relative to MainStay MacKay U.S. Equity Opportunities Fund.

Additionally, New York Life Investments also believes that shareholders of the MainStay MacKay U.S. Equity Opportunities Fund may benefit from the economies of scale associated with being invested in a larger fund following completion of the Reorganization and the U.S. All Cap Fund Reorganization.

Board Considerations

The Board considered and discussed matters relating to the proposed Reorganization in advance of and during meetings held on January 21, January 25 and February 3, 2021, and the Board, including the Independent Trustees voting separately, approved the Reorganization. The determination to approve the Reorganization was made by each individual Trustee after consideration of the factors deemed relevant to the Trustee taken as a whole, although individual Trustees may have weighed various factors and differently assigned degrees of materiality to various conclusions with respect to the MainStay MacKay U.S. Equity Opportunities Fund.

In connection with evaluating the proposed Reorganization, the Board received, and reviewed information provided by New York Life Investments with respect to the proposal. In addition, the Independent Trustees met in executive session with their independent legal counsel and met with senior management of New York Life Investments without other representatives of New York Life Investments present.

The Board considered the factors summarized below with regard to the Reorganization, among other factors and considerations deemed relevant to each Trustee:

•	The Funds are both managed by New York Life Investments, with MacKay Shields serving as the subadvisor to the MainStay MacKay U.S. Equity Opportunities Fund and Wellington serving as the subadvisor to the Acquiring Fund.
•	Comparative information regarding the Funds, including with respect to investment objectives, investment strategies and investment risks and the primary asset class in which each Fund invests, and New York Life Investments’ belief that shareholders of the MainStay MacKay U.S. Equity Opportunities Fund would obtain some common exposure to large cap investments.
•	Alternatives to the Reorganization considered by New York Life Investments, including liquidation of the MainStay MacKay U.S. Equity Opportunities Fund.
•	The decline in the MainStay MacKay U.S. Equity Opportunities Fund’s assets and distribution prospects, including New York Life Investments’ belief that the MainStay MacKay U.S. Equity Opportunities Fund has struggled to attract assets, and the potential impact of the Reorganization on the Acquiring Fund, including with respect to additional scale and impact on expense ratios.
•	Each Fund’s performance track record relative to its benchmark and peers and, although past performance is not a guarantee of future results, the Acquiring Fund outperformed the MainStay MacKay U.S. Equity Opportunities Fund since its inception of September 30, 2019 on a gross basis. For purposes of this comparison, the Board considered the historical performance of the WMC Public Permanent Capital Strategy, which is the strategy followed by the Acquiring Fund since March 5, 2021.
•	Wellington’s experience and resources in managing strategies similar to those of the Acquiring Fund and New York Life Investments’ belief that Wellington has strong capabilities and experience in managing the Acquiring Fund’s strategy and would capably subadvise the MainStay MacKay U.S. Equity Opportunities Fund’s assets following the Reorganization.
•	Shareholders of the MainStay MacKay U.S. Equity Opportunities Fund would benefit from the Acquiring Fund’s lower management fee as compared to the MainStay MacKay U.S. Equity Opportunities Fund.
•	Shareholders of the MainStay MacKay U.S. Equity Opportunities Fund would benefit from the lower total and net annual fund operating expense ratios for each class of shares of the Acquiring Fund as compared to the total and net annual fund operating expense ratios for the corresponding class of shares of the Acquiring Fund.
•	Shareholders of the MainStay MacKay U.S. Equity Opportunities Fund have the option to exchange or sell their shares should they decide to do so upon learning of the Reorganization, and shareholders of the MainStay MacKay U.S. Equity Opportunities Fund would not pay any sales charges or fees of any kind in connection with the Reorganization.
•	The rationale for New York Life Investments’ proposal that the MainStay MacKay U.S. Equity Opportunities Fund bear the costs of the Reorganization, except for transaction costs incurred by the Acquiring Fund in connection with any portfolio turnover that takes place after the Reorganization, including the fact that the shareholders of the MainStay MacKay U.S. Equity Opportunities Fund would benefit from lower fees and estimated total annual expense ratios, and estimates with regard to such costs.
•	It is anticipated that a significant portion of the investments of the MainStay MacKay U.S. Equity Opportunities Fund will be sold and reinvested in accordance with the investment strategies of the Acquiring Fund prior to the Reorganization, which would generate transaction costs and other expenses that would be borne by the MainStay MacKay U.S. Equity Opportunities Fund, and any other portfolio turnover that takes place after the Reorganization would generate transaction costs and other expenses that would be borne by the Acquiring Fund. The Board observed that this portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Funds in connection with normal investment operations. New York Life Investments represented that it would make efforts to minimize transition costs incurred by the MainStay MacKay U.S. Equity Opportunities Fund in connection with the Reorganization. In addition, New York Life Investments committed to provide the Board with a report on the portfolio transition costs (both direct and indirect) incurred in connection with the Reorganization.

•	The transaction costs associated with these sales and purchases (including stamp taxes, brokerage commissions, transactions charges and related fees) will be borne by the Acquiring Fund or MainStay MacKay U.S. Equity Opportunities Fund depending on when each holding is sold or purchased.
•	The Reorganization is expected to be a tax-free transaction. Accordingly, there is expected to be no gain or loss recognized by the MainStay MacKay U.S. Equity Opportunities Fund, the Acquiring Fund or their respective shareholders for federal income tax purposes as a result of the Reorganization. However, the Board took into account the fact, based on market values as of the date of this Information Statement/Prospectus, that any portfolio transactions conducted in preparation for the Reorganization would be expected to generate capital gains. The MainStay MacKay U.S. Equity Opportunities Fund would distribute these capital gains to its shareholders, net of any available net capital loss carryforward, prior to the Reorganization, along with all investment company taxable income and net realized capital gains not previously distributed to shareholders. Such distributions of investment company taxable income and net realized capital gains generally would be taxable to shareholders who are not in a tax-qualified plan.
•	The terms and conditions of the Reorganization Agreement, including that the aggregate net asset value (“NAV”) of the Acquiring Fund shares that shareholders of the MainStay MacKay U.S. Equity Opportunities Fund would receive in the Reorganization is expected to equal the aggregate NAV of the shares that shareholders of the MainStay MacKay U.S. Equity Opportunities Fund own immediately prior to the Reorganization.
•	The interests of shareholders of each of the MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund would not be diluted as a result of the Reorganization because MainStay MacKay U.S. Equity Opportunities Fund shareholders would receive Acquiring Fund shares with the same aggregate NAV as their MainStay MacKay U.S. Equity Opportunities Fund shares.
•	The existence of an ongoing strategic partnership between New York Life Investments and Wellington that relates to certain current and future products that represented a conflict of interest associated with New York Life Investments’ recommendation that the Board approve the Reorganization.
•	New York Life Investments’ belief that the Reorganization is in the best interests of shareholders of each of the MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund.

The Board and the Board of Trustees of The MainStay Funds, including the Independent Trustees, determined that, based upon the factors summarized above and other considerations deemed pertinent to each of the Trustees through the exercise of their own business judgment, the Reorganization is in the best interests of shareholders of the MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund, respectively, and the interests of shareholders of each of the MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund, respectively, would not be diluted as a result of the Reorganization.

COMPARISON OF THE FUNDS

Comparison of Investment Objectives and Principal Investment Strategies

The investment objectives of the Funds are identical. The investment objective of each Fund is to seek long-term growth of capital. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

There are many similarities in the Funds’ principal investment strategies and principal risks. However, there are important differences between the Funds, including that, unlike the Acquiring Fund, the MainStay MacKay U.S. Equity Opportunities Fund may invest principally in long and short positions and in derivatives. In managing the MainStay MacKay U.S. Equity Opportunities Fund, MacKay uses quantitative analysis to identify potential investments and conducts a qualitative review of the results of this analysis. For the Acquiring Fund, Wellington does not use a quantitative model and seeks to identify companies with a decades-long perspective that have resilient businesses run by owner-minded executives skilled at capital allocation. Wellington also may give consideration to environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity.

The following table shows the principal investment strategies of each Fund:

MainStay MacKay U.S. Equity Opportunities Fund	Acquiring Fund

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in U.S. equity securities. The Fund primarily invests in equity securities of well-established U.S. companies, primarily those with large capitalizations, that are in the Russell 1000® Index (the “Index”) or have market capitalizations that are similar to companies in the Index (which ranged from $824 million to $1.305 trillion as of December 31, 2019). The Fund may also invest in equity securities of companies with market capitalizations outside of the range of the Index.

The Fund may hold long and short positions. The Fund generally will hold long positions, either directly or through equity-related derivatives (such as futures, options, and total return swaps), that may total up to 140% of the Fund's net assets, and short positions, either directly or through equity-related derivatives (such as futures, options, and total return swaps), that may total up to 40% of the Fund's net assets. The proceeds from the short sales may be used to purchase all or a portion of the additional long positions. The long and short positions held by the Fund may vary over time as market opportunities develop. The Fund may invest in swaps, futures, forwards and options. The Fund may also invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans.

MacKay Shields LLC, the Fund’s Subadvisor, believes that the use of both long and short positions better enables the Fund to seek to produce returns that are in excess of the Index. The Fund takes long positions primarily in securities that the Fund has identified as attractive and short positions in securities that the Fund has identified as overvalued or poised for underperformance.

Investment Process: Using an objective, disciplined and broadly-applied process, the Subadvisor selects securities that it believes have the most potential to appreciate, while seeking to limit exposure to risk. The Subadvisor seeks to control the Fund's exposure to risk through, among other things, sector and industry constraints. These constraints may limit the Fund’s ability to overweight or underweight particular sectors or industries relative to the Index. The Subadvisor will further seek to reduce risk by constructing a broadly-diversified portfolio of securities issued by a large number of companies, across sectors and industries using quantitative analysis to identify undervalued and overvalued securities that the Subadvisor believes have a high probability of providing total returns greater than the Index. The Subadvisor uses a quantitative model that is designed to evaluate individual issuers and securities across multiple criteria, including valuation, momentum and market sentiment. The Subadvisor also conducts a qualitative review of the results of the quantitative analysis. In certain cases, the Subadvisor may deviate from positions or weightings suggested by the quantitative analysis to account for events and conditions that may not be quantifiable by the analysis, such as company-specific and market events. The Subadvisor evaluates the quantitative model and, from time to time, may adjust the metrics and data underlying its quantitative analysis or model for a variety reasons, including, without limitation, to account for changing market, financial or economic conditions.

Based on quantitative and qualitative analysis, the Fund takes long positions in, or overweights relative to the Index, equity securities that the Subadvisor believes have a high probability of providing a total return greater than the Index. Also, the Fund will underweight or sell short (or obtain short exposure to) securities that it believes are likely to underperform. This means that the Fund may sell a security that it does not own, which it may do, for example, when the Subadvisor believes that the value of the security will decline. Short sales or short exposure are intended to allow the Fund to earn returns on securities that it believes will depreciate in value and also are intended to allow the Fund to maintain additional long positions while keeping the Fund’s net exposure to the market between 80% and 100%, similar to that of a “long only” strategy.

The Fund may sell a security or reduce or eliminate a short position if, among other reasons, it believes the security will no longer contribute to meeting the investment objective of the Fund, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks. The Fund invests in common stocks of U.S. companies with market capitalizations that, at the time of investment, are similar to the market capitalizations of companies whose stocks are included in the Standard & Poor's 500® Index ("S&P 500® Index”) (which ranged from $4.3 billion to $2,252.6 billion as of December 31, 2020) and the Russell 3000® Index (which ranged from $43 million to $2,252.6 billion as of December 31, 2020). The Fund may also invest in securities of foreign issuers, including securities of emerging market country issuers. Generally, an issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), has discretion to determine the countries considered to be emerging market countries, including taking into consideration a variety of factors, such as the development of a country’s financial and capital markets, and inclusion of a country in an index representative of emerging markets.

Investment Process: The Subadvisor seeks to identify companies that have a decades-long perspective, and resilient businesses run by owner-minded executives skilled at capital allocation. When purchasing stocks for the Fund, the Subadvisor looks for companies typically having some or all of the following attributes: resilient businesses, strong cash flow reinvestment and growth opportunities, owner-minded management teams who are skilled capital allocators, and stocks trading at reasonable valuations. The Subadvisor may give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may sell a security due to a company’s reduced cash flow resiliency, fewer growth opportunities, or adverse changes to the management team and culture.

Principal Risks

The following summarizes the principal risks that are applicable to both Funds.

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Fund’s subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers’ ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund’s performance may be lower or higher than that of funds that invest in other types of equity securities.

Regulatory Risk: The Fund as well as the issuers of the securities and other instruments in which the Fund invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Fund to short sell certain securities, either generally or with respect to certain industries or countries, which may impact the Fund’s ability to fully implement its investment strategies. In addition, regulatory authorities are in the process of adopting and implementing regulations governing derivatives markets, and, although the ultimate impact of the regulations remains unclear, the regulations may adversely affect, among other things, the availability, value or performance of derivatives.

The following summarizes the principal risks that are unique to the MainStay MacKay U.S. Equity Opportunities Fund.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. Investments selected using quantitative methods or based on models that analyze information and data (“quantitative tools”) may perform differently from the market as a whole. The quantitative tool used by the Subadvisor, and the investments selected based on the quantitative tool, may not perform as expected. The quantitative tool may contain certain assumptions in construction and implementation that may adversely affect the Fund’s performance. There may also be technical issues with the construction and implementation of quantitative tools (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Fund’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative tool, including the tool’s underlying metrics and data.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Selling and Short Exposure Risk: To the extent the Fund obtains short exposure through the use of derivatives, the Fund would be subject to leverage risk, counterparty risk and other risks associated with the use of derivatives. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Fund’s custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held with the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the Fund's leveraging strategy will be successful or that it will produce a higher return on an investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Fund is the seller of credit protection in a credit default swap, the Fund effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Fund writes or sells an option, if the decline in the value of the underlying asset is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Fund could experience a substantial loss. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Fund's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Fund. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared 4 swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

The following summarizes the principal risks that are unique to the Acquiring Fund.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund’s benchmark.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund’s investments in foreign securities. Foreign securities may also subject the Fund’s investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Investment Restrictions

In addition to the investment objectives and principal investment strategies described above, each Fund has adopted certain fundamental investment policies. The fundamental investment policies of each Fund are identical. Fundamental investment policies may only be changed by a vote of a Fund’s shareholders. Further information about the Fund’s fundamental investment policies is contained in the Fund’s statement of additional information, which is on file with the SEC.

Material Differences in the Rights of Fund Shareholders

MainStay Funds Trust is a Delaware statutory trust, and The MainStay Funds is a Massachusetts business trust. They are each governed by their own Declaration of Trust and By-Laws, each as may be amended or restated. Copies of these documents are available to shareholders without charge upon written request to the applicable Fund.

The below table summarizes a number of provisions of the Declaration of Trust and By-Laws of the Funds, which are in each case subject to any other applicable provision of the governing instruments of the relevant Fund and applicable law. The governing instruments have certain similar provisions, however there are differences that might impact how each Fund is governed.

Further information about each Fund’s governance structure is contained in the Fund’s statement of additional information and its governing documents, which are on file with the SEC.

	MainStay MacKay U.S. Equity Opportunities Fund	Acquiring Fund
Voting Rights

Shareholders have the power to vote only with respect to: (a) the election or removal of Trustees; and (b) such additional matters relating to MainStay Funds Trust as may be required by applicable law, the Declaration of Trust, the By-Laws or any registration statement of MainStay Funds Trust filed with the SEC (or any successor agency), or as the Trustees may consider necessary or desirable.

Shareholders shall have power to vote only: (a) for the election and removal of Trustees; (b) with respect to any investment advisory contract entered into; (c) with respect to termination of The MainStay Funds or a series thereof; (d) with respect to any amendment of the Declaration of Trust; (e) with respect to any merger, consolidation or sale of assets; (f) with respect to incorporation of The MainStay Funds; (g) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of The MainStay Funds or a series or class thereof or the shareholders thereof (provided, however, that a shareholder of a particular series or class shall not be entitled to bring or maintain a derivative or class action on behalf of any other series or class); (h) with respect to any plan adopted pursuant to Rule 12b-1 (or any successor rule) under the 1940 Act, and related matters; (i) with respect to such additional matters relating to The MainStay Funds as may be required by the Declaration of Trust, the By-Laws or any registration of The MainStay Funds as an investment company under the 1940 Act with the SEC (or any successor agency) or as the Trustees may consider necessary or desirable.

Shareholder Quorum

Except when a larger quorum is required by applicable law, by the By-Laws or by the Declaration of Trust, thirty-three and one-third percent (33-1/3%) of the shares entitled to vote shall constitute a quorum at a shareholders’ meeting. When any one or more series (or classes) is to vote separately from any other shares, thirty-three and one-third percent (33-1/3%) of the shares of each such series (or class) entitled to vote shall constitute a quorum at a shareholders’ meeting of that series (or class).

Except when a larger quorum is required by applicable law, by the By-Laws or by the Declaration of Trust, thirty-three and one-third percent (33-1/3%) of the shares entitled to vote shall constitute a quorum at a shareholders’ meeting. When any one or more series (or classes) is to vote separately from any other shares, thirty-three and one-third percent (33-1/3%) of the shares of each such series (or class) entitled to vote shall constitute a quorum at a shareholders’ meeting of that series (or class).
Election of Trustees	A plurality of the shares voted shall elect a Trustee.	The Trustees shall be elected by the shareholders owning of record a plurality of the shares voting at a meeting of shareholders on a date fixed by the Trustees.
Removal of Trustees	Any Trustee may be removed with or without cause at any meeting of shareholders by a vote of two-thirds (2/3) of the outstanding shares of the MainStay Funds Trust.	Any Trustee may be removed at any meeting of shareholders by vote of two-thirds (2/3) of the outstanding shares.
Approval of a Consolidation or Merger

The Trustees may, without shareholder approval, unless such approval is required by applicable law, cause the MainStay Funds Trust to merge or consolidate with or into one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, associations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act and that is formed, organized or existing under the laws of the United States or of a state, commonwealth, possession or territory of the United States, unless otherwise permitted under the 1940 Act. Additionally, the Trustees may, without shareholder approval, unless such approval is required by applicable law, cause any one or more series (or classes) of MainStay Funds Trust to merge or consolidate with or into any one or more other series (or classes) of Mainstay Funds Trust, one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, or associations.

The MainStay Funds or any series thereof may merge or consolidate with any other corporation, association, trust or other organization upon such terms and conditions and for such consideration when and as authorized at any meeting of shareholders of The MainStay Funds or series called for the purpose by the affirmative vote of the holders of a majority of the shares of The MainStay Funds or series. The Trustees may also cause a merger or consolidation between The MainStay Funds or any successor thereto and any such corporation, trust, partnership, association or other organization if and to the extent permitted by law, as provided under the law then in effect.

Termination of a Trust or Fund

MainStay Funds Trust may be terminated at any time by vote of a majority of the shares of each series entitled to vote, voting separately by series, or by the Trustees by written notice to the shareholders. Any series or class thereof may be terminated at any time by vote of a majority of the shares of such series or class entitled to vote or by the Trustees by written notice to the shareholders of such series or class.

The MainStay Funds or any series thereof may be terminated by an instrument in writing signed by a majority of the Trustees, or by the affirmative vote of the holders of a majority of the shares of The MainStay Funds or series outstanding and entitled to vote, at any meeting of shareholders.

Comparison of Fees and Expenses

Fees and Expenses of the Funds:

The following discussion compares the fees and expenses you may pay if you buy, hold and sell shares of the Funds before and after the Reorganization. Fee and expenses of the Funds are as of October 31, 2020. Because the U.S. All Cap Fund Reorganization is also scheduled to close on or about April 26, 2021, we have included the relevant information regarding that transaction in the tables below.

It is important to note that following the Reorganization, shareholders of the MainStay MacKay U.S. Equity Opportunities Fund will be subject to the actual fee and expense structures of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. You may be required to pay a commission or other transaction charge to your financial intermediary for effecting transactions in a class of shares of a Fund that has no initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, such as Class I shares. These commissions are not reflected in the fee and expense tables or expense examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional and in the section entitled “Information on Sales Charges” starting on page C-[ ] of the Appendix C – Shareholder Guide. No sales charge or fee of any kind will be assessed to MainStay MacKay U.S. Equity Opportunities Fund shareholders in connection with their receipt of shares of the Acquiring Fund in the Reorganization.

MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund each currently offers the following share classes: Class A, Investor Class, Class C and Class I. The Acquiring Fund also offers Class B, Class R2, Class R3 shares and Class R6. However, those share classes are not part of the Reorganization.

The MainStay Epoch U.S. All Cap Fund currently offers the following share classes: Class A, Investor Class, Class B, Class C, Class I and Class R6. However, only information pertaining to Class A, Investor Class, Class C and Class I shares is shown in the tables below.

Class A	MainStay WMC Enduring Capital Fund (Acquiring Fund)	MainStay MacKay U.S. Equity Opportunities Fund	MainStay Epoch U.S. All Cap Fund	MainStay WMC Enduring Capital Fund Pro Forma Combined
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)[1]	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)[2]	0.55%	1.00%	0.85%	0.54%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses
Dividend Expense on Securities Sold Short	None	0.02%	None	None
Broker Fees and Charges on Short Sales	None	0.03%	None	None
Remainder of Other Expenses	0.19%	0.58%	0.14%	0.16%
Total Other Expenses	0.19%	0.63%	0.14%	0.16%
Total Annual Fund Operating Expenses	0.99%	1.88%	1.24%	0.95%
Waivers / Reimbursements[3]	0.00%	(0.32)%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[3]	0.99%	1.56%	1.24%	0.95%

(1)	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
(2)

The management fee for MainStay MacKay U.S. Equity Opportunities Fund is as follows: 1.00% on assets up to $1 billion; and 0.975% on assets over $1 billion.

The management fee for MainStay Epoch U.S. All Cap Fund is as follows: 0.85% on assets up to $500 million; 0.825% on assets from $500 million to $1 billion; and 0.80% on assets over $1 billion.

The management fee for the Acquiring Fund is as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.

(3)

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares of the MainStay MacKay U.S. Equity Opportunities Fund do not exceed 1.50% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Investor Class, Class C and Class I shares. This agreement will remain in effect until February 28, 2022 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

In addition, New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Funds’ share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis (excluding small account fees) after deducting any other applicable expense cap reimbursements or transfer agency waivers. This agreement will remain in effect until February 28, 2022 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Investor Class	MainStay WMC Enduring Capital Fund (Acquiring Fund)	MainStay MacKay U.S. Equity Opportunities Fund	MainStay Epoch U.S. All Cap Fund	MainStay WMC Enduring Capital Fund Pro Forma Combined
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	5.00%	5.00%	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)[1]	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)[2]	0.55%	1.00%	0.85%	0.54%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses
Dividend Expense on Securities Sold Short	None	0.02%	None	None
Broker Fees and Charges on Short Sales	None	0.03%	None	None
Remainder of Other Expenses	0.51%	0.67%	0.47%	0.36%
Total Other Expenses	0.51%	0.72%	0.47%	0.36%
Total Annual Fund Operating Expenses	1.31%	1.97%	1.57%	1.15%
Waivers / Reimbursements[3]	(0.01)%	(0.32)%	(0.07)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[3]	1.30%	1.65%	1.50%	1.15%

(1)	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
(2)

The management fee for MainStay MacKay U.S. Equity Opportunities Fund is as follows: 1.00% on assets up to $1 billion; and 0.975% on assets over $1 billion.

The management fee for MainStay Epoch U.S. All Cap Fund is as follows: 0.85% on assets up to $500 million; 0.825% on assets from $500 million to $1 billion; and 0.80% on assets over $1 billion.

The management fee for the Acquiring Fund is as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.

(3)

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares of the MainStay MacKay U.S. Equity Opportunities Fund do not exceed 1.50% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Investor Class, Class C and Class I shares. This agreement will remain in effect until February 28, 2022 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

In addition, New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Funds’ share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis (excluding small account fees) after deducting any other applicable expense cap reimbursements or transfer agency waivers. This agreement will remain in effect until February 28, 2022 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Class C	MainStay WMC Enduring Capital Fund (Acquiring Fund)	MainStay MacKay U.S. Equity Opportunities Fund	MainStay Epoch U.S. All Cap Fund	MainStay WMC Enduring Capital Fund Pro Forma Combined
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)[1]	0.55%	1.00%	0.85%	0.54%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
Other Expenses
Dividend Expense on Securities Sold Short	None	0.02%	None	None
Broker Fees and Charges on Short Sales	None	0.03%	None	None
Remainder of Other Expenses	0.51%	0.67%	0.47%	0.36%
Total Other Expenses	0.51%	0.72%	0.47%	0.36%
Total Annual Fund Operating Expenses	2.06%	2.72%	2.32%	1.90%
Waivers / Reimbursements[3]	(0.01)%	(0.32)%	(0.07)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	2.05%	2.40%	2.25%	1.90%

(1)

The management fee for MainStay MacKay U.S. Equity Opportunities Fund is as follows: 1.00% on assets up to $1 billion; and 0.975% on assets over $1 billion.

The management fee for MainStay Epoch U.S. All Cap Fund is as follows: 0.85% on assets up to $500 million; 0.825% on assets from $500 million to $1 billion; and 0.80% on assets over $1 billion.

The management fee for the Acquiring Fund is as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.

(2)

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares of the MainStay MacKay U.S. Equity Opportunities Fund do not exceed 1.50% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Investor Class, Class C and Class I shares. This agreement will remain in effect until February 28, 2022 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

In addition, New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Funds’ share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis (excluding small account fees) after deducting any other applicable expense cap reimbursements or transfer agency waivers. This agreement will remain in effect until February 28, 2022 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Class I	MainStay WMC Enduring Capital Fund (Acquiring Fund)	MainStay MacKay U.S. Equity Opportunities Fund	MainStay Epoch U.S. All Cap Fund	MainStay WMC Enduring Capital Fund Pro Forma Combined
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (as an annual percentage of the Fund’s average daily net assets)[1]	0.55%	1.00%	0.85%	0.54%
Distribution and/or Service (12b-1) Fees	None	None	None	None
Other Expenses
Dividend Expense on Securities Sold Short	None	0.02%	None	None
Broker Fees and Charges on Short Sales	None	0.03%	None	None
Remainder of Other Expenses	0.19%	0.58%	0.14%	0.16%
Total Other Expenses	0.19%	0.63%	0.14%	0.16%
Total Annual Fund Operating Expenses	0.74%	1.63%	0.99%	0.70%
Waivers / Reimbursements[2]	0.00%	(0.32)%	0.00%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2]	0.74%	1.31%	0.99%	0.70%

(1)

The management fee for MainStay MacKay U.S. Equity Opportunities Fund is as follows: 1.00% on assets up to $1 billion; and 0.975% on assets over $1 billion.

The management fee for MainStay Epoch U.S. All Cap Fund is as follows: 0.85% on assets up to $500 million; 0.825% on assets from $500 million to $1 billion; and 0.80% on assets over $1 billion.

The management fee for the Acquiring Fund is as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.

(2)

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares of the MainStay MacKay U.S. Equity Opportunities Fund do not exceed 1.50% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Investor Class, Class C and Class I shares. This agreement will remain in effect until February 28, 2022 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

In addition, New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Funds’ share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis (excluding small account fees) after deducting any other applicable expense cap reimbursements or transfer agency waivers. This agreement will remain in effect until February 28, 2022 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

New York Life Investments has also agreed to voluntarily waive fees and/or reimburse expenses of the appropriate class of the Acquiring Fund so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 1.85%; Class B, 2.60%; and Class C, 2.60%.

Example:

The Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold as indicated below all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your expenses would be:

MainStay WMC Enduring Capital Fund (Acquiring Fund)

Expenses After	Class A	Investor Class	Class C		Class I
			Assuming no redemption	Assuming redemption at end of period
1 Year	$645	$626	$208	$708	$208
3 Years	$848	$894	$645	$945	$645
5 Years	$1,067	$1,181	$1,108	$1,308	$1,108
10 Years	$1,696	$1,999	$2,197	$2,197	$2,197

MainStay MacKay U.S. Equity Opportunities Fund

Expenses After	Class A	Investor Class	Class C		Class I
			Assuming no redemption	Assuming redemption at end of period
1 Year	$700	$659	$243	$343	$133
3 Years	$1,079	$1,058	$814	$814	$483
5 Years	$1,482	$1,481	$1,411	$1,411	$856
10 Years	$2,605	$2,657	$2,847	$2,847	$1,906

MainStay Epoch U.S. All Cap Fund

Expenses After	Class A	Investor Class	Class C		Class I
			Assuming no redemption	Assuming redemption at end of period
1 Year	$669	$645	$228	$328	$101
3 Years	$922	$964	$718	$718	$315
5 Years	$1,194	$1,306	$1,234	$1,234	$547
10 Years	$1,967	$2,268	$2,463	$2,463	$1,213

MainStay WMC Enduring Capital Fund (Acquiring Fund) Pro Forma Combined

Expenses After	Class A	Investor Class	Class C		Class I
			Assuming no redemption	Assuming redemption at end of period
1 Year	$642	$611	$193	$293	$72
3 Years	$836	$847	$597	$597	$224
5 Years	$1,047	$1,101	$1,026	$1,026	$390
10 Years	$1,652	$1,828	$2,027	$2,027	$871

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2020, the MainStay MacKay U.S. Equity Opportunities Fund’s portfolio turnover rate was 176%, and the portfolio turnover rate for the Acquiring Fund was 166%. Effective March 5, 2021, the Acquiring Fund replaced its subadvisor and modified its principal investment strategies. The portfolio turnover rate prior to that date reflects that of the prior subadvisor and principal investment strategies.

Comparison of Purchase, Exchange and Sale of Shares

The procedures for the purchase, exchange and sale of shares of the MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund are identical.

Federal Tax Consequences

As a condition to the closing of the Reorganization, the MainStay MacKay U.S. Equity Opportunities Fund and Acquiring Fund will have received from Dechert LLP, legal counsel to the Funds and the Independent Trustees, an opinion to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. Accordingly, no gain or loss will be recognized by the MainStay MacKay U.S. Equity Opportunities Fund or the shareholders of the MainStay MacKay U.S. Equity Opportunities Fund as a result of the Reorganization, and the aggregate tax basis of the Acquiring Fund shares received by each MainStay MacKay U.S. Equity Opportunities Fund shareholder will be the same as the aggregate tax basis of the shares of the MainStay MacKay U.S. Equity Opportunities Fund exchanged therefor.

INFORMATION ABOUT THE REORGANIZATION

The following is a summary of the material terms of the Reorganization Agreement, a copy of which is attached as Appendix A and is incorporated herein by reference.

General

Under the Reorganization Agreement, the MainStay MacKay U.S. Equity Opportunities Fund will transfer its assets to the Acquiring Fund in exchange for the assumption of all of the liabilities of the MainStay MacKay U.S. Equity Opportunities Fund and shares of the Acquiring Fund. Shares of the Acquiring Fund issued to the MainStay MacKay U.S. Equity Opportunities Fund will have an aggregate NAV equal to the aggregate NAV of the MainStay MacKay U.S. Equity Opportunities Fund’s shares outstanding as of the close of trading on the New York Stock Exchange on the business day immediately prior to the Closing Date (as defined in Appendix A) of the Reorganization. Upon receipt by the MainStay MacKay U.S. Equity Opportunities Fund of the shares of the Acquiring Fund, the MainStay MacKay U.S. Equity Opportunities Fund will distribute the shares to its shareholders, and thereafter the MainStay MacKay U.S. Equity Opportunities Fund will be terminated as a series of MainStay Funds Trust under Delaware state law.

The distribution of Acquiring Fund shares to MainStay MacKay U.S. Equity Opportunities Fund shareholders will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of each MainStay MacKay U.S. Equity Opportunities Fund shareholder and transferring to those shareholder accounts shares of the Acquiring Fund. Such newly-opened accounts on the books of the Acquiring Fund will represent the respective pro rata number of shares that the MainStay MacKay U.S. Equity Opportunities Fund is to receive under the terms of the Reorganization Agreement. See “Terms of the Reorganization Agreement” below.

No sales charge or fee of any kind will be assessed to MainStay MacKay U.S. Equity Opportunities Fund shareholders in connection with their receipt of shares of the Acquiring Fund in the Reorganization.

Terms of the Reorganization Agreement

Pursuant to the Reorganization Agreement, the Acquiring Fund will acquire the assets of the MainStay MacKay U.S. Equity Opportunities Fund on the Closing Date in consideration for the assumption of the liabilities of the MainStay MacKay U.S. Equity Opportunities Fund and shares of the Acquiring Fund.

On the Closing Date, the MainStay MacKay U.S. Equity Opportunities Fund will transfer to the Acquiring Fund its assets in exchange solely for shares of the Acquiring Fund that are equal in value to the value of the net assets of the MainStay MacKay U.S. Equity Opportunities Fund transferred to the Acquiring Fund as of the Closing Date, as determined in accordance with the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Funds, and the assumption by the Acquiring Fund of the liabilities of the MainStay MacKay U.S. Equity Opportunities Fund. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, it is expected that the MainStay MacKay U.S. Equity Opportunities Fund will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

The MainStay MacKay U.S. Equity Opportunities Fund expects to distribute the shares of the Acquiring Fund to the shareholders of the MainStay MacKay U.S. Equity Opportunities Fund promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the MainStay MacKay U.S. Equity Opportunities Fund will be redeemed in accordance with applicable state law and the charter of MainStay Funds Trust. Thereafter, the MainStay MacKay U.S. Equity Opportunities Fund will be terminated as a series of MainStay Funds Trust under Delaware law.

Each Fund has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the MainStay MacKay U.S. Equity Opportunities Fund and Acquiring Fund, respectively, are conditioned upon, among other things:

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•	the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement;

•	the effectiveness under applicable law of the Information Statement/Prospectus and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the MainStay MacKay U.S. Equity Opportunities Fund to distribute all of its undistributed net investment income and net capital gains, if any; and

•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization for U.S. federal income tax purposes.

The Reorganization Agreement may be terminated or amended by the mutual consent of the Funds or by request of the Board or the Board of Trustees of The MainStay Funds if it deems that it is in the best interest of the Funds.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of the Reorganization, the MainStay MacKay U.S. Equity Opportunities Fund and Acquiring Fund will receive a legal opinion from Dechert LLP substantially to the effect that for federal income tax purposes:

(1)	The transfer of the MainStay MacKay U.S. Equity Opportunities Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of the MainStay MacKay U.S. Equity Opportunities Fund’s liabilities, followed by a distribution of those shares to the shareholders of the MainStay MacKay U.S. Equity Opportunities Fund and the termination of the MainStay MacKay U.S. Equity Opportunities Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code;
(2)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the MainStay MacKay U.S. Equity Opportunities Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the MainStay MacKay U.S. Equity Opportunities Fund;
(3)	The basis in the hands of the Acquiring Fund of the assets of the MainStay MacKay U.S. Equity Opportunities Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the MainStay MacKay U.S. Equity Opportunities Fund immediately prior to the transfer, except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the MainStay MacKay U.S. Equity Opportunities Fund’s taxable year or on which gain was recognized upon the transfer of the Acquiring Fund;
(4)	The holding periods of the assets of the MainStay MacKay U.S. Equity Opportunities Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the MainStay MacKay U.S. Equity Opportunities Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset and except for any assets on which gain is recognized on the transfer to the Acquiring Fund);
(5)	No gain or loss will be recognized by the MainStay MacKay U.S. Equity Opportunities Fund upon the transfer of the MainStay MacKay U.S. Equity Opportunities Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the MainStay MacKay U.S. Equity Opportunities Fund, or upon the distribution (whether actual or constructive) by the MainStay MacKay U.S. Equity Opportunities Fund of shares of the Acquiring Fund to the shareholders of the MainStay MacKay U.S. Equity Opportunities Fund in liquidation, except for any gain or loss that maybe required to be recognized solely as a result of the close of the MainStay MacKay U.S. Equity Opportunities Fund’s taxable year due to the Reorganization or as a result of the transfer of any stock in a passive foreign investment company as defined in Section 1297(a) of the Code;

(6)	The shareholders of the MainStay MacKay U.S. Equity Opportunities Fund will not recognize a gain or loss upon the exchange of their shares of the MainStay MacKay U.S. Equity Opportunities Fund solely for shares of the Acquiring Fund as part of the Reorganization;
(7)	The aggregate basis of the shares of the Acquiring Fund that the shareholders of the MainStay MacKay U.S. Equity Opportunities Fund receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the MainStay MacKay U.S. Equity Opportunities Fund exchanged therefor;
(8)	The holding period for the shares of the Acquiring Fund that a shareholder of the MainStay MacKay U.S. Equity Opportunities Fund receives in the Reorganization will include the period for which it held the shares of the MainStay MacKay U.S. Equity Opportunities Fund exchanged therefor, provided that on the date of the exchange it held such shares of the MainStay MacKay U.S. Equity Opportunities Fund as capital assets; and
(9)	The Acquiring Fund will succeed to and take into account the items of the MainStay MacKay U.S. Equity Opportunities Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder, if applicable.

The opinion will be based on certain factual certifications made by the MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service (“IRS”) could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts.

Dechert LLP will express no view with respect to the effect of the Reorganization on any transferred assets as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon termination thereof, or (ii) upon the transfer of such assets regardless of whether such a transfer would otherwise be a non-taxable transaction.

Prior to the closing of the Reorganization, the MainStay MacKay U.S. Equity Opportunities Fund will, and the Acquiring Fund may, declare a distribution to shareholders that together with all previous distributions will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. These distributions will be taxable to shareholders that are not in a tax-qualified plan. As of November 30, 2020, MainStay MacKay U.S. Equity Opportunities Fund had $605,440 of net realized capital gains to distribute.

The Acquiring Fund’s ability to carry forward and use pre-Reorganization capital losses of the MainStay MacKay U.S. Equity Opportunities Fund is not expected to be limited. Under Section 381 of the Code, for the taxable year ending after the Closing Date of the Reorganization, only that percentage of the Acquiring Fund’s capital gain net income, if any, for such taxable year (excluding capital loss carryforwards, if any) as corresponds to the portion of its taxable year that remains following the Reorganization can be reduced by capital loss carryforwards (including as otherwise limited) of the MainStay MacKay U.S. Equity Opportunities Fund. In addition, the loss limitation rules of Sections 382 and 383 of the Code will apply. First, one Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) cannot be used to offset unrealized gains in another Fund that are “built in” (unrealized) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five calendar years. Second, a portion of a Fund’s pre-acquisition losses may become subject to an annual limitation on the amount that may be used to offset future gains, and in some cases, some portion of losses could be forfeited if they expire before being utilized. Third, any remaining pre-acquisition losses will offset capital gains realized after the Reorganization and this will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization. Therefore, in certain circumstances, former shareholders of a Fund may be subject to tax sooner, or incur more taxes as a result of the transactions that would take place as part of the Reorganization, than they would have had the Reorganization not occurred.

In addition, since the shareholders of the MainStay MacKay U.S. Equity Opportunities Fund will receive shares of the Acquiring Fund, they will be allocated a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund.

The realized and unrealized gains and losses of each of the MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund at the time of the Reorganization will determine the extent to which the combined Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization.

The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each of the MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund at the time of the Reorganization and thus cannot be calculated precisely at this time.

This description of the federal income tax consequences of the Reorganization does not take into account shareholders’ particular facts and circumstances. Please consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

INFORMATION ABOUT MANAGEMENT OF THE FUNDS

General

New York Life Investments is the investment manager to the Funds. New York Life Investments is located at 51 Madison Avenue, New York, New York 10010. In conformity with the stated policies of the Funds, New York Life Investments administers each Fund’s business affairs and manages the investment operations of each Fund and the composition of the portfolio of each Fund, subject to the supervision of the Board. New York Life Investments is a Delaware limited liability company, commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life Insurance Company. As of December 31, 2020, New York Life Investments and its affiliates managed approximately $_____________ billion in assets. The Reorganization will not result in a change of investment manager.

New York Life Investments provides office space, conducts clerical, recordkeeping and bookkeeping services, legal and compliance, among others, and keeps most of the financial and accounting records required for the Funds. New York Life Investments has delegated its portfolio management responsibilities to MacKay Shields for the MainStay MacKay U.S. Equity Opportunities Fund and to Wellington for the MainStay WMC Enduring Capital Fund. New York Life Investments is responsible for supervising each of MacKay Shields and Wellington in the execution of its responsibilities.

New York Life Investments also pays the Funds’ Chief Compliance Officer’s compensation (a portion of which is reimbursed by the Funds), the salaries and expenses of all personnel affiliated with the Funds, except for the independent members of the Board, and all operational expenses that are not the responsibility of the Funds, including the fees paid to the Subadvisors. Pursuant to a management agreement with each Fund, New York Life Investments is entitled to receive fees from each Fund, accrued daily and payable monthly.

As of October 31, 2020, the Acquiring Fund paid New York Life Investments an effective management fee of 0.55% for services performed as a percentage of the average daily net assets. During the same period, MainStay MacKay U.S. Equity Opportunities Fund paid New York Life Investments an effective management fee of 1.00% (exclusive of any applicable waivers/reimbursements) for services performed as a percentage of the average daily net assets.

MacKay Shields is the subadvisor to MainStay MacKay U.S. Equity Opportunities Fund and is located at 1345 Avenue of the Americas, New York, New York 10105. MacKay Shields was privately held until 1984 when it became a subsidiary of New York Life. As of December 31, 2020, MacKay Shields managed approximately $153.6 in assets.

Wellington is the subadvisor to the Acquiring Fund. Wellington has its global headquarters at 280 Congress Street, Boston, MA 02210. As of December 31, 2020, Wellington had over $1 trillion of assets under management.

 Portfolio Managers

The following individuals serve as portfolio managers for the MainStay MacKay U.S. Equity Opportunities Fund:

Portfolio Manager	Biographical Information

Mona Patni	Ms. Patni has been the portfolio manager of the MainStay MacKay U.S. Equity Opportunities Fund since 2007, the MainStay MacKay Growth Fund since 2018 and the MainStay MacKay Small Cap Core Fund since 2019. She is a Director and Portfolio Manager for MacKay Shields and has been with the firm or its predecessors since 2001. Ms. Patni earned her MBA from NYU Stern School of Business. She also earned her undergraduate degree in Computer Science Engineering from the University of Bombay. She has been in the investment management industry since 2001.

Migene Kim, CFA	Ms. Kim is a Managing Director at MacKay Shields and has been with the firm or its predecessors since 2005. Ms. Kim has been a part of the portfolio management team for the MainStay MacKay Common Stock Fund since 2007, the MainStay MacKay U.S. Equity Opportunities Fund since 2014, the MainStay MacKay Growth Fund since 2016, and the MainStay MacKay Small Cap Core Fund since 2019. Ms. Kim earned her MBA in Financial Engineering from the MIT Sloan School of Management and is a summa cum laude graduate in Mathematics from the University of Pennsylvania where she was elected to Phi Beta Kappa. She has been in the investment management industry since 1993. Ms. Kim is also a CFA® charterholder.

The following individual serves as portfolio manager for the Acquiring Fund:

Portfolio Manager	Biographical Information
Mark A. Whitaker, CFA	Mr. Whitaker is a Senior Managing Director and Equity Portfolio Manager and joined Wellington in 2004. He has 19 years of investment management experience. Mr. Whitaker earned his MBA from Stanford University (2004) and his BS in business administration from the University of Kansas, Lawrence (1999). Additionally, he holds the Chartered Financial Analyst designation.

The statement of additional information (“SAI”) for the Funds provides additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Funds.

Important Information Regarding Manager-of-Managers Exemptive Order

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Funds. New York Life Investments, The MainStay Funds and MainStay Funds Trust have obtained the Order from the SEC permitting New York Life Investments, on behalf of a MainStay Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire and to modify any existing or future subadvisory agreement with unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). This authority is subject to certain conditions, including that each MainStay Fund will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Order supersedes a prior SEC exemptive order, which applied only to hiring, or modifying existing or future subadvisory agreements with unaffiliated subadvisors. However, shareholders of the Acquiring Fund and MainStay MacKay U.S. Equity Opportunities Fund have approved the use of the Order only with regard to unaffiliated subadvisors. This means that New York Life Investments may employ a Wholly-Owned Subadvisor as a subadvisor to either the Acquiring Fund or MainStay MacKay U.S. Equity Opportunities Fund only with the approval of the relevant shareholders. After the Reorganization, the Acquiring Fund intends to continue to be able to rely on the Order with regard to the use of unaffiliated subadvisors.

Past Performance of the Funds

MainStay WMC Enduring Capital Fund

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund’s average annual total returns (before and after taxes) compare to those of two broad-based securities market indices. The Fund has selected the S&P 500® Index as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the Russell 3000® Index as its secondary benchmark. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC.

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The performance in the bar chart and table prior to that date reflects that of the prior subadvisor and principal investment strategies.

Annual Returns, Class I Shares

(by calendar year 2010-2019)

Best Quarter
1Q/12	12.42%
Worst Quarter
4Q/18	-15.44%

Average Annual Total Returns

(for the periods ended December 31, 2019)

			5 Years or
	Inception	1 Year	Since	10 Years
			Inception
Return Before Taxes
Class I	12/28/2004	25.12%	9.62%	12.45%
Return After Taxes on Distributions
Class I		23.31%	8.39%	11.68%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		16.07%	7.39%	10.27%
Return Before Taxes
Class A	6/1/1998	17.98%	8.11%	11.54%
Investor Class	2/28/2008	17.64%	7.84%	11.14%
Class B	6/1/1998	18.56%	7.97%	10.95%
Class C	9/1/1998	22.59%	8.26%	10.94%
Class R3	2/29/2016	24.38%	13.55%	N/A
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)		31.49%	11.70%	13.56%
Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)		31.02%	11.24%	13.42%
Russell 1000® Index (reflects no deductions for fees, expenses, or taxes)		31.43%	11.48%	13.54%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

MainStay MacKay U.S. Equity Opportunities Fund

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund’s average annual total returns (before and after taxes) compare to those of a broad-based securities market index. The Fund has selected the Russell 1000® Index as its primary benchmark. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylinvestments.com/funds for more recent performance information.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC.

Annual Returns, Class I Shares

(by calendar year 2010-2019)

Best Quarter
1Q/13	14.16%
Worst Quarter
4Q/18	-15.52%

Average Annual Total Returns (for the periods ended December 31, 2019)

	Inception	1 Year	5 Years	10 Years

Return Before Taxes
Class I	6/29/2007	23.86%	9.40%	13.14%
Return After Taxes on Distributions
Class I		20.34%	6.87%	10.30%
Return After Taxes on Distributions and Sale of Fund Shares
Class I		16.09%	7.02%	10.13%
Return Before Taxes
Class A	6/29/2007	16.77%	7.92%	12.24%
Investor Class	2/28/2008	16.77%	7.81%	12.04%
Class C	6/29/2007	21.65%	8.23%	11.84%
Russell 1000® Index (reflects no deductions for fees, expenses, or taxes)		31.43%	11.48%	13.54%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

ADDITIONAL INFORMATION ABOUT MAINSTAY WMC Enduring Capital Fund AND MAINSTAY
MACKAY U.S. EQUITY OPPORTUNITIES FUND

Information about the Acquiring Fund is included in its prospectus and SAI. Information about the MainStay MacKay U.S. Equity Opportunities Fund is included its prospectus and SAI. Information about the Acquiring Fund and the MainStay MacKay U.S. Equity Opportunities Fund is also included in their most recent Annual Reports. Copies of these documents and any subsequently released shareholder reports are available upon request and without charge by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 30 Hudson Street, Jersey City, New Jersey 07054. These documents are also available via the internet on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

Householding

Unless you have instructed the Funds not to, only one copy of this Information Statement/Prospectus may be mailed to multiple shareholders of record of the MainStay MacKay U.S. Equity Opportunities Fund who share a mailing address (a “Household”). If you need additional copies of this Information Statement/Prospectus, please contact your participating broker-dealer firm or other financial intermediary or, if you hold MainStay MacKay U.S. Equity Opportunities Fund shares directly with the Fund, you may write to the Fund at MainStay Investments, 30 Hudson Street, Jersey City, New Jersey 07302 or by calling toll-free 800-MAINSTAY (624-6782). If you do not want the mailing of your Information Statement/Prospectus to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact your participating broker-dealer firm or other financial intermediary or, if you hold Fund shares directly with a Fund, you may write to the Fund at MainStay Investments, 30 Hudson Street, Jersey City, New Jersey 07302 or by calling toll-free 800-MAINSTAY (624-6782).

The MainStay Funds and MainStay Funds Trust are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy materials, reports and charter documents with the SEC. These reports and other information are available on the EDGAR Database on the SEC’s website at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

Financial Highlights

The fiscal year end for each Fund is October 31.

The financial highlights of the MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund shares set forth in Appendix D have been derived from financial statements audited by KPMG LLP.

Forms of Organization

The MainStay MacKay U.S. Equity Opportunities Fund is a diversified series of MainStay Funds Trust, an open-end management investment company registered with the SEC that is organized as a Delaware statutory trust. The Acquiring Fund is a diversified series of The MainStay Funds, an open-end management investment company registered with the SEC that is organized as a Massachusetts business trust.

Each Fund is governed by a board that consists of seven members, six of whom are “non-interested” persons as defined in the 1940 Act. For more information on the history of the Funds, please see the Funds’ SAI.

Distributor

NYLIFE Distributors LLC, whose address is 30 Hudson Street, Jersey City, New Jersey 07302, serves as the distributor to the Funds.

Custodian and Sub-Administrator

Pursuant to an agreement with New York Life Investments, JPMorgan Chase Bank NA, 383 Madison Avenue (“JPMorgan”) serves as the Custodian for each Fund’s assets. JPMorgan also provides sub-administration and sub-accounting services for the Funds. These services include, among other things, calculating daily NAVs of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds’ respective NAVs, and assisting New York Life Investments in conducting various aspects of the Funds’ administrative operations. For providing these non-custody services to the Funds, JPMorgan is compensated by New York Life Investments. Custodian fees and expenses are paid by the Funds.

Security Ownership of Management and Principal Shareholders

As of March 15, 2021, the officers and Trustees of each Fund, in the aggregate, owned less than 1% of the outstanding shares of any class of either Fund. A list of the 5% shareholders of each Fund as of March 15, 2021 is set forth in Appendix E.

CAPITALIZATION

The following table shows the capitalization of the Acquiring Fund, the MainStay MacKay U.S. Equity Opportunities Fund and MainStay Epoch U.S. All Cap Fund as of January 8, 2021 and on a pro forma basis as of that date, giving effect to the Reorganization and the U.S. All Cap Reorganization. The pro forma NAV per share assumes the issuance of shares of the MainStay MacKay U.S. Equity Opportunities Fund in connection with the proposed Reorganization. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the MainStay MacKay U.S. Equity Opportunities Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received. The Acquiring Fund will be the accounting survivor of the Reorganization.

Because the U.S. All Cap Fund Reorganization is also scheduled to close on or about April 26, 2021, we have included the relevant information regarding the U.S. All Cap Reorganization in the table below.

The MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund each currently offers the following share classes: Class A, Investor Class, Class C and Class I. The Acquiring Fund also offers Class B, Class R2, Class R3 shares and Class R6. However, those share classes are not part of the Reorganization.

The MainStay Epoch U.S. All Cap Fund currently offers the following share classes: Class A, Investor Class, Class B, Class C, Class I and Class R6. However, only information pertaining to Class A, Investor Class, Class C and Class I shares is shown in the tables below.

		As of January 8, 2021
Net Assets	MainStay WMC Enduring Capital Fund (Acquiring Fund)	MainStay MacKay U.S. Equity Opportunities Fund	MainStay Epoch U.S. All Cap Fund	Pro Forma Adjustments		Acquiring Fund Pro Forma Combined After Reorganization and U.S. Equity Opportunities Fund Reorganization
Class A	$74,699,865	$59,341,187	$46,398,389	$(34,202)	1	$180,405,239
Investor Class	$16,852,204	$5,149,437	$10,349,466	$(5,013)	1	$32,346,094
Class B	$4,123,249	$-	$1,782,640	$(577)	1	$5,905,312
Class C	$7,086,329	$34,037,745	$2,135,675	$(11,700)	1	$43,248,049
Class I	$38,034,916	$50,601,891	$115,991,113	$(53,885)	1	$204,574,035
Class R6 4	$-	$-	$462,996,911	$(155,099,632)	1,2	$307,897,288
Net Asset Value Per Share
Class A	$29.28	$7.15	$27.43	$-		$29.28
Investor Class	$29.31	$6.95	$26.63	$-		$29.31
Class B	$26.46	$-	$21.63	$-		$26.46
Class C	$26.44	$5.61	$21.64	$-		$26.44
Class I	$29.40	$7.26	$31.52	$-		$29.40
Class R6 4	$-	$-	$31.52	$-		$29.40
Shares Outstanding
Class A	2,551,574	8,297,898	1,691,580	(6,378,829)	3	6,162,223
Investor Class	574,917	740,988	388,582	(600,991)	3	1,103,496
Class B	155,826	-	82,432	(15,085)	3	223,173
Class C	268,054	6,068,377	98,686	(4,799,177)	3	1,635,940
Class I	1,293,801	6,966,575	3,679,731	(4,981,286)	3	6,958,821
Class R6	-	-	14,688,774	(4,215,293)	3	10,473,481

1 Reflects the cost of the reorganization borne by the MainStay MacKay U.S. Equity Opportunities Fund and the cost of the U.S. All Cap Fund Reorganization borne by MainStay Epoch U.S. All Cap Fund (in total estimated to be between $165,000 and $205,000).

2 Reflects an anticipated redemption of $155,000,000.

3 Following the Reorganization and the U.S. Equity Opportunities Fund Reorganization, the Acquiring Fund will be the accounting survivor. Shareholders of the MainStay Epoch U.S. All Cap Fund will receive shares based on the net asset value of the Acquiring Portfolio after the Reorganization.

4 Class R6 shares of the Acquiring Fund were registered for sale effective as of February 28, 2017 but are not yet offered for sale.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

Shareholders who wish to communicate with the Board should send communications in writing to the attention of the Secretary of MainStay Funds Trust at 51 Madison Avenue, New York, New York 10011, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chair of the Board.

APPENDIX A

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Acquired Fund or the Acquiring Fund. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

Form OF AGREEMENT AND PLAN OF REORGANIZATION

MainStay MacKay U.S. Equity Opportunities Fund

MainStay WMC Enduring capital FUND

The Board of Trustees of MainStay Funds Trust, a Delaware statutory trust, and The MainStay Funds, a Massachusetts business trust (the “Board”), deems it advisable that MainStay WMC Enduring Capital Fund (the “Acquiring Fund”) and MainStay MacKay U.S. Equity Opportunities Fund (the “Acquired Fund”) engage in the reorganization described below. The Acquired Fund is a series of MainStay Funds Trust and the Acquiring Fund is a series of The MainStay Funds.

This agreement is intended to be and is adopted as a plan of reorganization and liquidation (“Plan”) within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Investor Class, Class A, Class B, Class C, Class I shares and Class R6 of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of a registered open-end, management investment company and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board has determined, with respect to the Acquiring Fund, that the Reorganization is in the best interests of the shareholders of the Acquiring Fund and that the interests of the shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization; and

WHEREAS, the Board has determined, with respect to the Acquired Fund, that the Reorganization is in the best interests of the shareholders of the Acquired Fund and that the interests of the shareholders of the Acquired Fund would not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	Transfer of Assets of the Acquired Fund to the Acquiring Fund in Exchange for Acquiring Fund Shares, the Assumption of all of the Acquired Fund’s Liabilities and the Liquidation of the Acquired Fund

1.1        Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (the “Closing Date”).

1.2        The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (collectively, the “Assets”).

1.3        The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, the “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of the sum of its investment company taxable income (computed without regard to any deduction for dividends paid) plus realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4        Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to its respective shareholders of record with respect to each class of shares, determined as of immediately after the close of business on the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”) of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund, although any share certificates representing interests in shares of the Acquired Fund will represent a number of the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with paragraph 2.3. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5        Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent, as defined in paragraph 3.3. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund’s current prospectus.

1.6        Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “SEC”), any state securities commission and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date.

2.	Valuation

2.1        The value of the Assets shall be the value of such Assets computed immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being the “Valuation Date”), using the valuation procedures described in the then-current prospectus and statement of additional information, each as may be supplemented, with respect to the Acquired Fund, and valuation procedures established by the Board.

2.2        The net asset value of an Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures described in the Acquiring Fund’s then-current prospectus and statement of additional information, each as may be supplemented and valuation procedures established by the Board.

2.3        The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Acquired Fund Shares determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

2.4        All computations of value shall be made by New York Life Investment Management LLC (“New York Life Investments”), in its capacity as administrator for the Acquired Fund and the Acquiring Fund, and shall be subject to confirmation by each of the Acquired Fund’s and the Acquiring Fund’s record keeping agent and by each of the Acquired Fund’s and the Acquiring Fund’s independent registered public accounting firm.

3.	Closing and Closing Date

3.1        The Closing Date shall be on or about April 26, 2021, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Plan (“Closing”) shall be deemed to take place simultaneously immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be 4:00 p.m. Eastern time. The Closing shall be held at the offices of MainStay Funds Trust or at such other time and/or place as the parties may agree.

3.2        MainStay Funds Trust shall direct JPMorgan Chase Bank N.A. as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian, which Custodian also serves as the custodian for the Acquiring Fund, to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Closing Date and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), in which the Assets are deposited, the Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3        MainStay Funds Trust shall direct NYLIM Service Company LLC, in its capacity as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of MainStay Funds Trust, on behalf of the Acquired Fund, prior to the Closing Date a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund on the Closing Date, or provide other evidence satisfactory to the Acquired Fund as of the Closing Date that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4        In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board or New York Life Investments, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	Representations and Warranties

4.1         Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of MainStay Funds Trust, MainStay Funds Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund, as follows:

(a)	The Acquired Fund is duly organized as a series of MainStay Funds Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under MainStay Funds Trust’s Declaration of Trust and By-Laws, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted;

(b)	MainStay Funds Trust is a registered open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act, and the registration of Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)	No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), and the 1940 Act, and such as may be required by state securities laws;

(d)	The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)	On the Closing Date, MainStay Funds Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, MainStay Funds Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)	MainStay Funds Trust is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of MainStay Funds Trust’s Declaration of Trust or By-Laws, as amended from time to time, or of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay Funds Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay Funds Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)	All material contracts or other commitments of the Acquired Fund (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h)	Except as otherwise disclosed in writing to and accepted by MainStay Funds Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to MainStay Funds Trust’s knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect the Acquired Fund’s financial condition or the conduct of its business. MainStay Funds Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund’s business or its ability to consummate the transactions herein contemplated;

(i)	The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquired Fund dated November 30, 2019, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund, as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)	Since October 31, 2020, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k)	On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of MainStay Fund Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)	For each taxable year of its operation (including the taxable year ending on the Closing Date) that it was a registered investment company, the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)	All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by MainStay Funds Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund’s shares;

(n)	The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Plan will constitute a valid and binding obligation of MainStay Funds Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)	The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(p)	The combined information statement/prospectus (the “Information Statement”) to be included in the Registration Statement, as set forth in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement through the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Information Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

4.2        Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of The MainStay Funds, The MainStay Funds, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund, as follows:

(a)	The Acquiring Fund is duly organized as a series of The MainStay Funds, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under The MainStay Funds’ Declaration of Trust and By-Laws, as amended from time to time, to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)	The MainStay Funds is a registered open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act and the registration of the Acquiring Fund Shares under the 1933 Act, is in full force and effect;

(c)	No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)	The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)	On the Closing Date, The MainStay Funds, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)	The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of The MainStay Funds’ Declaration of Trust or By-Laws, as amended from time to time, or of any agreement, indenture, instrument, contract, lease or other undertaking to which The MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which The MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)	Except as otherwise disclosed in writing to and accepted by The MainStay Funds, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to The MainStay Funds’ knowledge, threatened against The MainStay Funds, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The MainStay Funds, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated;

(h)	The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund dated October 31, 2020, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund, as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i)	Since October 31, 2020, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund, of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund, due to declines in market values of securities held by the Acquiring Fund, the discharge of liabilities, or the redemption of shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

(j)	On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of The MainStay Funds’ knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)	For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)	All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by The MainStay Funds and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)	The execution, delivery and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board, on behalf of the Acquiring Fund, and this Plan will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)	The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

(o)	The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(p)	The Information Statement to be included in the Registration Statement as set forth in paragraph 5.6, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, on the effective date of the Registration Statement through the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Information Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.	Covenants of the Acquiring Fund and the Acquired Fund

5.1        The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other distribution that may be advisable.

5.2        Reserved.

5.3        The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

5.4        The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5        Subject to the provisions of this Plan, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6        The Acquired Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of the Information Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act.

5.7        As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.8        The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

5.9        MainStay Funds Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as MainStay Funds Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) MainStay Funds Trust’s, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) The MainStay Funds, on behalf of the Acquiring Fund, title to and possession of the Assets and otherwise to carry out the intent and purpose of this Plan.

5.10        The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.11       The intention of the parties is that the transaction contemplated by this Plan will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of MainStay Funds Trust, The MainStay Funds, the Acquired Fund or the Acquiring Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or result in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, MainStay Funds Trust, The MainStay Funds, the Acquired Fund and the Acquiring Fund shall take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to MainStay Funds Trust and The MainStay Funds to render the tax opinion required herein (including without limitation, each party’s execution of representations reasonably requested by and addressed to counsel).

6.	Conditions Precedent to Obligations of the Acquired Fund

The obligations of MainStay Funds Trust, on behalf of the Acquired Fund, to complete the transactions provided for herein shall be subject to, at MainStay Funds Trust’s election, the performance by The MainStay Funds, on behalf of the Acquiring Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1       All representations and warranties of The MainStay Funds, on behalf of the Acquiring Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2       The MainStay Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of The MainStay Funds, on behalf of the Acquiring Fund, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as MainStay Funds Trust shall reasonably request;

6.3       The MainStay Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by The MainStay Funds, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4        The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	Conditions Precedent to Obligations of the Acquiring Fund

The obligations of The MainStay Funds, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject to, at The MainStay Funds’ election, the performance by MainStay Funds Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1       All representations and warranties of MainStay Funds Trust, on behalf of the Acquired Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2        MainStay Funds Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of MainStay Funds Trust;

7.3        MainStay Funds Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of MainStay Funds Trust, on behalf of the Acquired Fund, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and as to such other matters as The MainStay Funds shall reasonably request;

7.4        MainStay Funds Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by MainStay Funds Trust, on behalf of the Acquired Fund, on or before the Closing Date;

7.5        The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6        The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.	Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to MainStay Funds Trust, on behalf of the Acquired Fund or The MainStay Funds on behalf of the Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1        On the Closing Date, no action, suit or other proceeding shall be pending or, to MainStay Funds Trust’s or The MainStay Funds’ knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

8.2        Reserved;

8.3       All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by MainStay Funds Trust or The MainStay Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4        The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5        The parties shall have received the opinion of counsel to MainStay Funds Trust, on behalf of the Acquired Fund and The MainStay Funds on behalf of the Acquiring Fund, substantially to the effect that, based upon certain facts, assumptions and representations, the transaction contemplated by this Plan, for federal income tax purposes.

(a)	The Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code;

(b)	Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets of the Acquired Fund solely in exchange for the assumption of the Liabilities of the Acquired Fund and issuance of Acquiring Fund Shares;

(c)	Under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets of the Acquired Fund to the Acquiring Fund solely in exchange for the assumption by the Acquiring Fund of the Acquired Fund’s Liabilities and the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund shares, except for any gain or loss that may be required to be recognized solely as a result of the close of the Acquired Fund’s taxable year due to the Reorganization or as a result of the transfer of any stock in a passive foreign investment company as defined in Section 1297(a) of the Code;

(d)	Under Section 354 of the Code, no gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund shares solely for Acquiring Fund Shares;

(e)	Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such Acquired Fund Shareholder immediately prior to the Reorganization;

(f)	Under Section 1223(1) of the Code, the holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided the Acquired Fund shares are held as capital assets at the time of the Reorganization;

(g)	Under Section 362(b) of the Code, the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such Assets to the Acquired Fund immediately prior to the Reorganization, except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the Acquired Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Fund;

(h)	Under Section 1223(2) of the Code, the holding period of the Assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those Assets were held by the Acquired Fund (except to the extent that the investment activities of the Acquiring Fund reduce or eliminate such holding period and except for any assets on which gain is recognized on the transfer to the Acquiring Fund); and

(i)	The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

The delivery of such opinion is conditioned upon receipt by counsel of representations it shall request from either MainStay Funds Trust of The MainStay Funds. Notwithstanding anything herein to the contrary, the parties may not waive the condition set forth in this paragraph 8.5.

9.	Indemnification

9.1        The MainStay Funds, out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Plan.

9.2        MainStay Funds Trust, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Plan.

10.	Brokerage Fees and Expenses

10.1        The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein, other than any brokerage fees and expenses incurred in connection with the Reorganization.

10.2        The expenses relating to the proposed Reorganization will be borne by the Acquired Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Information Statement, legal fees, accounting fees, securities registration fees and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	Entire Agreement; Survival of Warranties

11.1        MainStay Funds Trust agrees that it has not made any representation, warranty or covenant, on behalf of the Acquired Fund, not set forth herein and that this Plan constitutes the entire agreement between the parties. The MainStay Funds agrees that it has not made any representation, warranty or covenant, on behalf of the Acquiring Fund, not set forth herein and that this Plan constitutes the entire agreement between the parties.

11.2        The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.	Termination

This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board, on behalf of either the Acquiring Fund or the Acquired Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with this Plan inadvisable.

13.	Amendments

This Plan may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of MainStay Funds Trust, on behalf of either the Acquired Fund or the Acquiring Fund.

14.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Funds, 51 Madison Avenue, New York, New York 10010, Attn: J. Kevin Gao, Chief Legal Officer and Secretary, in each case with a copy to Dechert LLP, 1900 K Street, NW Washington, DC 20006, Attn: Thomas C. Bogle, Esq.

15.	Headings; Governing Law; Assignment; Limitation of Liability

15.1        The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

15.2        This Plan shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

15.3        This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan. Except as expressly provided otherwise in this Plan, the parties hereto will bear the expenses relating to the Reorganization as set forth in Section 10.2 as mutually agreed upon.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed as of the 26th day of March, 2021.

THE MainStay Funds	MainStay Funds TRUST

On behalf of the Acquiring Fund:	On behalf of the Acquired Fund:

MainStay WMC Enduring Capital Fund	MainStay MacKay U.S. Equity Opportunities Fund

By:	By:
Name: Kirk C. Lehneis	Name: Kirk C. Lehneis
Title: President	Title: President

New York Life Investments agrees to the provisions set forth in Section 15.3 of this Plan.

NEW YORK LIFE INVESTMENT MANAGEMENT LLC

By:
Name: Kirk C. Lehneis
Title: Senior Managing Director

APPENDIX B

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

Information about each Fund’s principal investments, investment practices and principal risks appears at the beginning of this Information Statement/Prospectus. The information below further describes the investment practices and risks pertinent to the Funds. Additional information about the investment practices of the Funds and risks pertinent to these practices is included in the Funds’ SAI.

Investment Policies and Objectives

Certain Funds have names that suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as described in that Fund’s Principal Investment Strategies section and set forth in the Statement of Additional Information. This requirement is applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this requirement. To the extent a Fund invests in derivatives, such investments may be counted on a mark-to-market basis for purposes of the 80% policy. In addition, in appropriate circumstances, synthetic investments may count toward the 80% policy if they have economic characteristics similar to the other investments included in the basket. With respect to the Funds, a Fund’s policy to invest at least 80% of its assets in such a manner is “non-fundamental,” which means that it may be changed without shareholder approval. The Funds have adopted a policy to provide each Fund's shareholders with at least 60 days' prior notice of any change in the Fund’s non-fundamental investment policy with respect to investments of the type suggested by its name. For additional information, please see the SAI.

When the discussion states that a Fund invests "primarily" in a certain type or style of investment, this means that under normal circumstances the Fund will invest at least 65% of its assets, as described above, in that type or style of investment.

Certain Funds may invest their net assets in other investment companies, including exchange-traded funds that invest in similar securities to those in which the Fund may invest directly, and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the 1940 Act).

Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Additional information about the investment practices of the Funds and risks pertinent to these practices is included in the SAI. The following information regarding principal investment strategies and risks is provided in alphabetical order and not necessarily in order of importance.

Dividend-Paying Stocks

Dividend-paying stocks may underperform the securities of other companies that do not typically produce income or other distributions. In addition, issuers of dividend-paying stock may have discretion at any time to reduce, defer, or stop paying dividends for a stated period of time. Depending upon market conditions, an income-producing stock that meets a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of a Fund to produce current income while remaining fully diversified. The distributions received by a Fund may not qualify as income for Fund investors.

Equity Securities

Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When a Fund buys the equity securities of a corporation it becomes a part owner of the issuing corporation. Equity securities may be bought on domestic stock exchanges, foreign stock exchanges, or in the over-the-counter market. There are many different types of equity securities, including (without limitation) common stocks, preferred stocks, ADRs, and real estate investment trusts.

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid. The risks involved with investing in equity securities include (without limitation):

•          Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

•          Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

•           Security selection: A portfolio manager may not be able to consistently select equity securities that appreciate in value, or anticipate changes that can adversely affect the value of a Fund's holdings. Investments in smaller and mid-size companies may be more volatile than investments in larger companies.

ESG Considerations

With respect to certain Funds, the following Subadvisors generally give consideration to environmental, social, and/or governance (“ESG”) criteria when evaluating investment opportunities for those Funds, as reflected in a Fund's Principal Investment Strategies. Certain criteria that may be used by these Subadvisors are described below. The application of ESG criteria may result in a Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than the Fund's benchmark or other funds and strategies in the Fund's peer group that do not take into account ESG criteria. In addition, sectors and securities of companies that meet the ESG criteria may shift into and out of favor depending on market and economic conditions. The consideration of ESG criteria may adversely affect a Fund's performance.

Wellington: Wellington may give consideration to ESG criteria including, but not limited to, climate mitigation and resilience, corporate culture, as well as executive compensation and senior-level succession planning.

Financial Sector Risk

To the extent a Fund invests in financial services firms, it is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn in the financial sector. Investments in the financial sector may be adversely affected by regulatory changes, interest rate movements, the availability of capital, the cost of borrowing, the rate of debt defaults, increased competition, and adverse conditions in other related markets.

Foreign Securities and Currencies

Generally, foreign securities are issued by companies organized outside the United States or are traded primarily in markets outside the United States, but foreign debt securities may be traded on bond markets or over-the-counter markets in the United States. Foreign securities may be more difficult to sell than U.S. securities. Foreign securities may be domiciled in the United States and traded on a U.S. market, but possess elements of foreign risk. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders and, as a result, a Fund may have limited or no legal recourse with respect to foreign securities. In addition, investments in emerging market countries present unique and greater risks than those presented by investments in countries with developed securities markets and more advanced regulatory systems. For example, some Asia-Pacific countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles and less liquid markets than developed countries.  The Asia-Pacific region has historically been highly dependent on global trade and the growth, development and stability of the region can be adversely affected by, among other regional and global developments, trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. See “Emerging Markets” above.

Many of the foreign securities in which the Funds invest are denominated or quoted in a foreign currency. A decline in value of a currency will have an adverse impact on the U.S. dollar value of any investments denominated in that currency. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a Fund's assets. However, a Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See "Risk Management Techniques" below.

Changes in the value of foreign (non-U.S.) currencies relative to the U.S. dollar and inflation may adversely affect a Fund's investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. These changes in value can make the return on an investment go up or down, unrelated to the quality or performance of the investment itself. A Subadvisor may seek to reduce currency risk by hedging all or part of the exposure to various foreign currencies of a Fund's assets allocated to the subadvisor(s) by engaging in hedging transactions, including swaps, futures, forward currency contracts and other derivatives. However, these transactions and techniques may not always work as intended, and in certain cases a Fund may be worse off than if it had not engaged in such hedging practices. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Geographic Focus Risk

Issuers in a single country, a small number of countries, or a particular geographic region can react similarly to market, currency, economic, political, regulatory, geopolitical and other conditions. These conditions include anticipated or actual government budget deficits or other financial difficulties, levels of inflation and unemployment, fiscal and monetary controls, tax policy and political and social instability. A Fund's performance will be particularly susceptible to the conditions in the countries or regions to which it is significantly exposed. For example, a Fund's investments in Japan may be subject to additional risks, including those associated with an aging and declining population, which contributes to the increasing cost of Japan’s pension and public welfare system and makes the economy more dependent on foreign trade. Additionally, Japan is prone to natural disasters, such as earthquakes and tsunamis.

Additionally, a Fund's investments in the United Kingdom subject the Fund to additional risks. For example, the United Kingdom is a substantial trading partner of the United States and other European countries, and, as a result, the British economy may be impacted by adverse changes to the economic health of the United States and other European countries. In addition, in a June 2016 referendum, citizens of the United Kingdom voted to leave the EU (known as “Brexit”), which may have a negative impact on the economy and currency of the United Kingdom, including increased volatility and illiquidity and potentially lower economic growth.

Growth Stocks

Certain Funds may invest in equity securities of companies that their Subadvisor believes will experience relatively rapid earnings growth. Such "growth stocks" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other securities.

The principal risk of investing in growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Lending of Portfolio Securities

A Fund may lend its portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Funds' Board. In determining whether to lend securities, the Manager or the Subadvisors or its/their agent will consider relevant facts and circumstances, including the creditworthiness of the borrower. Securities lending involves the risk that a Fund may lose money in the event that the borrower fails to return the securities to the Fund in a timely manner or at all. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities or in the event that the borrower fails to provide additional collateral as needed to ensure the loan is fully collateralized. A Fund may also not experience the returns expected with the investment of cash collateral. Furthermore, as with other extensions of credit, a Fund could lose its rights in the collateral should the borrower fail financially. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to a Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the Fund.

Liquidity and Valuation Risk

Certain Funds are subject to liquidity and valuation risk. Liquidity risk is the risk that a Fund could not meet redemption requests within the allowable time period without significant dilution of remaining investors’ interests in the Fund. Liquidity risk exists when particular investments are difficult to sell, possibly preventing a Fund from selling the investments at an advantageous time or price. Liquidity risk may also exist because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, a Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. The liquidity of any Fund investment may change significantly over time as a result of market, economic, trading, issuer-specific and other factors.

Valuation risk refers to the potential that the sales price a Fund could receive for any particular investment may differ from the Fund’s valuation of the investment. Valuation of a Fund’s investments may be difficult, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology that produces an estimate of the fair value of the security/instrument, which are based on good faith, subjective judgments, and available information. Such valuations may prove to be inaccurate. Where no clear or reliable indication of the value of a particular investment is available, the investment will be valued at its fair value according to valuation procedures approved by the Board. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid investments may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a Fund's NAV. In addition, the value of illiquid investments that subsequently become liquid may increase, positively affecting the Fund's NAV. A Fund (or the Manager or Subadvisor) may rely on various sources of information to value investments and calculate NAVs. A Fund may obtain pricing information from third parties that are believed to be reliable. In certain cases, this information may be unavailable or this information may be inaccurate because of errors by the third parties, technological issues, an absence of current market data, or otherwise. These cases increase the risks associated with fair valuation.

Performance attributable to variations in liquidity are not necessarily an indication of future performance. For more information on fair valuation, please see "Fair Valuation and Portfolio Holdings Disclosure."

Market Capitalization Risk

To the extent a Fund invests in securities issued by small-, mid-, or large-cap companies, it will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization underperform other types of investments, a Fund's performance could be adversely impacted.

Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. In addition, securities of small-cap and mid-cap companies may trade in an over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Smaller capitalization companies frequently rely on narrower product lines, niche markets, limited financial resources, a few key employees and inexperienced management. Smaller capitalization companies have more speculative prospects for future growth, sustained earnings and market share than larger companies and may be more vulnerable to adverse business or market developments. Accordingly, it may be difficult for a Fund to sell small-cap securities at a desired time or price. Generally, the smaller the company, the greater these risks become. Although securities issued by larger companies tend to have less overall volatility than securities issued by smaller companies, securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.

Market Risk

The value of a Fund's investments may fluctuate and/or decline because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Changes in these markets may be rapid and unpredictable. Fluctuations in the markets generally or in a specific industry or sector may impact the securities in which a Fund invests. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of a Fund’s shares. Market changes may impact equity and fixed income securities in different and, at times, conflicting manners. A Fund potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that the Manager or a Subadvisor believes represent an attractive opportunity or in which a Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities sought by the Manager or the Subadvisor and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Political and diplomatic events within the United States and abroad, such as the U.S. budget and deficit reduction plan and trade tensions, has in the past resulted, and may in the future result, in developments that present additional risks to a Fund's investments and operations. Geopolitical and other events, such as war, acts of terrorism, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments. Stocks of large capitalization issuers that are included as components of indices replicated by passively-managed funds may be particularly susceptible to declines in value, including declines in value that are not believed to be representative of the issuer’s fundamentals, due to market and investor reactions to such events. Additional and/or prolonged geopolitical or other events may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Any such market, economic and other disruptions could also prevent a Fund from executing its investment strategies and processes in a timely manner.

Portfolio Management Risk

The investment strategies, practices and risk analysis used by a Subadvisor may not produce the desired results. In addition, a Fund may not achieve its investment objective, including during periods in which a Subadvisor takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. a Subadvisor may be incorrect in its assessment of a particular security or market trend, which could result in a loss to the Fund. A Subadvisor's judgment about whether securities acquired by the Fund will increase or decrease in value may prove to be incorrect, and the value of these securities could change unexpectedly.

Real Estate Investment Trusts ("REITs")

REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency. REITs are also susceptible to the risks associated with the types of real estate investments they own and adverse economic or market events with respect to these securities and property types (e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed-property types). A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), or could fail to maintain its exemption from registration under the 1940 Act. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences.

Regulatory Risk

Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments, and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing a Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to a Fund's investment practices. Certain regulatory authorities may also prohibit or restrict the ability of a Fund to engage in certain derivative transactions or short-selling of certain securities. Although there continues to be uncertainty about the full impact of these and other regulatory changes, a Fund may be subject to a more complex regulatory framework, and incur additional costs to comply with new requirements as well as to monitor for compliance with any new requirements going forward.

At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of a Fund. Legislation or regulation may change the way in which a Fund is regulated. Neither the Manager nor a Subadvisor can predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect a Fund's ability to achieve its respective investment objective. A Fund's activities may be limited or restricted because of laws and regulations applicable to the Manager, the Subadvisor or the Fund.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions or abnormal circumstances (such as large cash inflows or anticipated large redemptions), each Fund may, for temporary defensive purposes or for liquidity purposes (which may be for a prolonged period), invest outside the scope of its principal investment strategies. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective. Under such conditions, each Fund may also invest without limit in cash, money market securities or other investments.

Value Stocks

Certain Funds may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value stocks" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value stocks is that they may never reach what a Fund's portfolio manager believes is their full value or that they may go down in value. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of that company's stock may decline or may not approach the value that the portfolio manager anticipates.

Additional Investments and Non-Principal Risks

In addition to the principal investments described above, the Funds may also invest or engage in, or be subject to risks associated with, the following:

Depositary Receipts

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs"), Non-Voting Depositary Receipts (“NVDRs”) and other similar securities represent ownership of securities of non-U.S. issuers held in trust by a bank, exchange or similar financial institution. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. NVDRs are typically issued by an exchange or its affiliate and do not have voting rights. These investments may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Derivative Transactions

Derivative transactions, or “derivatives,” may include options, forwards, futures, options on futures and swap agreements. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies, commodities or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be difficult to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency, commodity or index. As a result, derivatives can be highly volatile. If the Manager or the Subadvisor is incorrect about its expectations of changes to the underlying securities, in interest rates, currencies, commodities, indices or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. When using over-the-counter (“OTC”) or bilateral derivatives, there is a risk that a Fund will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. In the event of the bankruptcy or insolvency of a counterparty, a Fund could experience the loss of some or all of its investment in a derivative or experience delays in liquidating its positions, including declines in the value of its investment during the period in which a Fund seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Fund may also incur fees and expenses in enforcing its rights. Certain derivatives are subject to mandatory clearing and exchange-trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, is intended to reduce counterparty credit risk and exchange-trading is intended to increase liquidity, but neither make derivatives transactions risk-free.

In addition, certain derivative transactions can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses. Investments in derivatives may increase or accelerate the amount of taxable income of a Fund or result in the deferral of losses that would otherwise be recognized by a Fund in determining the amount of dividends distributable to shareholders. As series of an investment company registered with the Securities and Exchange Commission ("SEC"), the Funds must maintain reserves of liquid assets or otherwise "cover" obligations with respect to certain kinds of derivative instruments in accordance with applicable SEC guidance or staff interpretations. In addition, the Fund’s use of derivatives (including covered call options and covered put options) may (i) cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) and (ii) preclude the Fund from designating a portion of its distributions as qualified dividend income (generally taxed at long-term capital gains rates with respect to non-corporate shareholders) or as eligible for the corporate dividends received deduction that would otherwise be eligible for such designations if the Fund had not used such instruments.

Future regulatory developments may impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. These or other legislative or regulatory changes may negatively impact a Fund and/or result in a change in its investment strategy.

Exchange-Traded Funds (“ETFs”)

To the extent a Fund may invest in securities of other investment companies, it may invest in shares of ETFs, including ETFs advised by affiliates of New York Life Investments. ETFs are investment companies that trade like stocks. The price of an ETF is derived from and based upon the securities held by the ETF. However, like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. In addition, an actual trading market may not develop for an ETF’s shares and the listing exchange may halt trading of an ETF’s shares. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly. The Fund will indirectly bear its proportionate share of management fees and other expenses that are charged by an ETF in addition to the management fees and other expenses paid by the Fund. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. The Fund may from time to time invest in ETFs, primarily as a means of gaining exposure for its portfolio to the market without investing in individual securities, particularly in the context of managing cash flows into the Fund or where access to a local market is restricted or not cost effective. In addition, an index-based ETF may not exactly replicate the performance of the index it seeks to track for a number of reasons, such as operating expenses, transaction costs and imperfect correlation between the performance of the ETF’s holdings and that of the index.

A Fund may invest in ETFs, among other reasons, to gain broad market, sector or asset class exposure, including during periods when it has large amounts of uninvested cash or when the Manager or Subadvisor believes share prices of ETFs offer attractive values, subject to any applicable investment restrictions in the Prospectus and the SAI.

Futures Transactions

A Fund may purchase and sell single stock futures or stock index futures to hedge the equity portion of its investment portfolio with regard to market (systemic) risk or to gain market exposure to that portion of the market represented by the futures contracts. A Fund may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on the Fund’s ability to invest in foreign currencies, a Fund may enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. Subject to compliance with applicable rules and restrictions, a Fund also may enter into futures contracts traded on foreign futures exchanges.

A Fund may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Fund's securities. A Fund may also enter into such futures contracts for other appropriate risk management, income enhancement and investment purposes.

There are several risks associated with the use of futures contracts and options on futures contracts. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract. If no liquid market exists, a Fund would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's securities being hedged, even if the hedging vehicle closely correlates with the Fund’s investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, a Fund will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.

Increase in Expenses Risk

The actual costs of investing in a Fund may be higher than the expenses shown in “Total Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, as a result of redemptions or otherwise, or if a fee limitation is changed or terminated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Initial Public Offerings ("IPOs")

IPO share prices are frequently volatile due to factors such as the absence of a prior public market for the shares, unseasoned trading in the shares, the small number of shares available for trading and limited information about the issuer’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Investments in IPO shares, which are subject to market risk and liquidity risk, involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may have a magnified impact on the performance of a Fund with a small asset base. The impact of the investments in IPO shares on a Fund's performance will likely decrease as the Fund's asset size increases, which could reduce the Fund's returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. A Fund may hold IPO shares for a very short period of time, which may increase the Fund’s portfolio turnover and expenses, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Investments in Other Investment Companies

A Fund may invest in other investment companies, including open-end funds, closed-end funds, and ETFs.

A Fund may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. A Fund might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the Fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with a Fund's objective and investment program. A Fund generally will directly bear its proportionate share of the management fees and other expenses that are charged by other investment companies, which also may be advised by the Manager or its affiliates, in addition to the management fees and other expenses paid by the Fund.

The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Fund's performance. In addition, because listed closed-end funds and ETFs trade on a secondary market, their shares may trade at a premium or discount to the actual listed NAV of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Large Investments or Redemptions by Shareholders

From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on a Fund's performance if the Fund was required to sell securities, invest cash or hold significant cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund's transaction costs. Certain shareholders, including clients or affiliates of the Manager and/or other funds managed by the Manager or its affiliates, may from time to time own or control a significant percentage of a Fund’s shares. Redemptions by these shareholders of their shares of that Fund may further increase the Fund’s liquidity risk and may otherwise adversely impact the Fund. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients and other shareholders whose buy-sell decisions are controlled by a single decision-maker. These investments or redemptions may also increase the Funds' liquidity risk. For more information, please see “Liquidity and Valuation Risk.”

Operational and Cyber Security Risk

The Funds are exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of a Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures. Additionally, a Fund and its service providers are susceptible to risks resulting from breaches in cyber security, including the theft, corruption, destruction or denial of access to data maintained online or digitally, denial of service on websites and other disruptions. Successful cyber security breaches may adversely impact a Fund and its shareholders by, among other things, interfering with the processing of shareholder transactions, impacting the Fund’s ability to calculate its NAV, causing the release of confidential shareholder or Fund information, impeding trading, causing reputational damage and subjecting a Fund to fines, penalties or financial losses. The Funds seek to reduce these operational and cyber security risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Fund does during the year. Due to their trading strategies, certain Funds may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for each Fund is found in the relevant summary sections for each Fund and the Financial Highlights. The use of certain investment strategies may generate increased portfolio turnover. A Fund with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which Fund shareholders will pay taxes, even if such shareholders do not sell any shares by year-end).

Restricted Securities

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws or the terms of the security. The principal risk of investing in restricted securities is that a Fund may be limited or prevented by law or the terms of the security from selling the security and, as a result, the Fund may be unable to dispose of the security at an advantageous time or price. In addition, there is no assurance that a trading market will develop or exist for a restricted security, which also may result in difficulties in selling the security.

Rights and Warrants

A Fund may invest in rights and warrants. The holder of a stock purchase right or a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of rights and warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. Rights and warrants pay no dividends and confer no rights other than a purchase option. If a right or warrant is not exercised by the date of its expiration, a Fund will lose its entire investment in such right or warrant.

Risk Management Techniques

Various techniques can be used to increase or decrease a Fund’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Fund's portfolio of investments. For example, to gain exposure to a particular market, a Fund may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as "hedging." If the Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, these techniques could result in a loss, which in some cases may be unlimited, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Tax Risk

Certain Fund investments and investment strategies, including transactions in options and futures contracts, may be subject to special and complex federal income tax provisions, the effect of which may be, among other things: (i) to disallow, suspend, defer or otherwise limit the allowance of certain losses or deductions; (ii) to accelerate income to the Fund; (iii) to convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); and/or (iv) to produce income that will not qualify as good income under the gross income requirements that must be met for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). Furthermore, to the extent that any futures contract or option on a futures contract held by the Fund is a “Section 1256 contract” under Section 1256 of the Internal Revenue Code, the contract will be marked to market annually, and any gain or loss will be treated as 60% long-term and 40% short-term, regardless of the holding period for such contract. Section 1256 contracts may include Fund transactions involving call options on a broad-based securities index, certain futures contracts and other financial contracts.

Technology Stock Risk

Investments in technology companies may be subject to various risks, including risks relating to falling prices and profits, competition from new domestic and international market entrants, difficulty in obtaining financing and general economic conditions. In addition, the products of technology companies may face obsolescence associated with rapid technological developments and innovation, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. The profitability of technology companies, and a Fund’s investment in such companies, may be particularly vulnerable to changing market demand, research and development costs and availability and price of components and related commodities, which may be influenced or characterized by unpredictable factors. In addition, technology stocks historically have experienced unusually wide price swings, thus potentially causing a Fund’s performance to be more volatile than a fund not invested in technology companies.

Other information about the Funds:

Information Regarding Standard & Poor's®

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. The MainStay MacKay S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

 APPENDIX C

SHAREHOLDER GUIDE

The following pages are intended to provide information regarding how to buy and sell shares of MainStay Funds and to help you understand the costs associated with buying, holding and selling your MainStay Fund investments. This Information Statement/Prospectus only offers Investor Class, Class A, Class C and Class I shares of the Acquiring Fund (the “Fund”). Not all of the MainStay Funds discussed below are offered in this Information Statement/Prospectus. Furthermore, certain share classes are not available for all MainStay Funds or to all investors.

The information described in this Shareholder Guide is available free of charge by calling toll-free 800-MAINSTAY (624-6782) or by visiting our website at nylinvestments.com/funds. The information contained in or otherwise accessible through the MainStay website does not form part of this Information Statement/Prospectus. For additional details, please contact your financial adviser or the MainStay Funds free of charge by calling toll-free 800-MAINSTAY (624-6782).

Please note that shares of the MainStay Funds are generally not available for purchase by foreign investors, except to certain qualified investors. The MainStay Funds reserve the right to: (i) pay dividends from net investment income and distributions from net capital gains in a check mailed to any investor who becomes a non-U.S. resident; and (ii) redeem shares and close the account of an investor who becomes a non-U.S. resident.

SIMPLE IRA Plan accounts and certain other retirement plan accounts may not be eligible to invest in certain MainStay Funds.

The following terms are used in this Shareholder Guide:

•	"MainStay Asset Allocation Funds" collectively refers to the MainStay Conservative Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate Growth Allocation Fund and MainStay Growth Allocation Fund.

•	"MainStay Epoch Funds" collectively refers to the MainStay Epoch Capital Growth Fund, MainStay Epoch U.S. Equity Yield Fund and MainStay Epoch Global Equity Yield Fund.

•	“MainStay ETF Asset Allocation Funds” collectively refers to the MainStay Defensive ETF Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay Growth ETF Allocation Fund and MainStay Equity ETF Allocation Fund.

•	“MainStay Funds” collectively refers to each mutual fund managed by New York Life Investment Management LLC.

•	"MainStay International/Global Equity Funds" collectively refers to the MainStay Candriam Emerging Markets Equity Fund, MainStay CBRE Global Infrastructure Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay MacKay International Equity Fund and MainStay MacKay International Opportunities Fund.

•	"MainStay Mixed Asset Funds" collectively refers to the MainStay Balanced Fund, MainStay Income Builder Fund and MainStay MacKay Convertible Fund.

•	“MainStay Tax-Exempt Funds” collectively refers to the MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund and MainStay MacKay Tax Free Bond Fund.

•	"MainStay Taxable Bond Funds" collectively refers to the MainStay Candriam Emerging Markets Debt Fund, MainStay Floating Rate Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Infrastructure Bond Fund, MainStay MacKay Short Duration High Yield Fund, MainStay MacKay Total Return Bond Fund, MainStay MacKay Unconstrained Bond Fund, MainStay Money Market Fund and MainStay Short Term Bond Fund.

•	"MainStay U.S. Equity Funds" collectively refers to the MainStay CBRE Real Estate Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay MacKay WMC Enduring Capital Fund, MainStay MacKay Growth Fund, MainStay MacKay S&P 500 Index Fund, MainStay MacKay Small Cap Core Fund, MainStay MacKay U.S. Equity Opportunities Fund, MainStay MAP Equity Fund and MainStay Winslow Large Cap Growth Fund.

•	The Board of Trustees of MainStay Funds Trust and the Board of Trustees of The MainStay Funds are collectively referred to as the "Board."

•	The Investment Company Act of 1940, as amended, is referred to as the "1940 Act."

•	New York Life Investment Management LLC is referred to as the "Manager" or "New York Life Investments."

•	New York Life Insurance Company is referred to as "New York Life."

•	NYLIM Service Company LLC is referred to as the "Transfer Agent" or "NYLIM Service Company."

•	NYLIFE Distributors LLC, the MainStay Funds’ principal underwriter and distributor, is referred to as the "Distributor" or "NYLIFE Distributors."

•	The New York Stock Exchange is referred to as the "Exchange."

•	Net asset value is referred to as "NAV."

•	The Securities and Exchange Commission is referred to as the "SEC."

•	Automated Clearing House, the electronic process by which shares may be purchased or redeemed, is referred to as “ACH.”

BEFORE YOU INVEST — DECIDING WHICH CLASS OF SHARES TO BUY

The MainStay Funds offer Investor Class, and Class A, C, I, R1, R2, R3 and R6 shares, as applicable. Each share class may not currently be offered by each MainStay Fund or through your financial intermediary. Effective February 28, 2017, Class B shares were closed to all new purchases and additional investments by existing Class B shareholders. Each share class of a MainStay Fund represents an interest in the same portfolio of securities, has the same rights and is identical in all respects to the other classes (unless otherwise disclosed in this Shareholder Guide or as set forth in the MainStay Funds’ multiple class plan adopted pursuant to Rule 18f-3 under the 1940 Act), except that, to the extent applicable, each class also bears its own service and distribution expenses and may bear incremental transfer agency costs resulting from its investor base. In addition, each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon the number of shares of a MainStay Fund you choose to purchase, how you wish to purchase shares of a MainStay Fund and the MainStay Fund in which you wish to invest, the share classes available to you may vary.

The decision as to which class of shares is best suited to your needs depends on a number of factors that you should consider and discuss with your financial adviser. Important factors you may wish to consider include, among others:

•	how much you plan to invest;

•	how long you plan to hold your shares;

•	the total expenses associated with each class of shares; and

•	whether you qualify for any reduction or waiver of the sales charge, if any, as discussed below in the section “Sales Charge Reductions and Waivers” and in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts.

The MainStay Funds, the Distributor and the Transfer Agent do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Funds. A shareholder transacting in (or holding) Fund shares through an intermediary should carefully review the fees and expenses charged by the intermediary relating to holding and transacting in Fund shares. These fees and expenses, including commissions, may vary by intermediary and customers of certain intermediaries are eligible only for the sales charge reductions or waivers set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. As a result, a shareholder purchasing or redeeming Fund shares through an intermediary may incur greater or lower costs than a shareholder purchasing or redeeming Fund shares through another intermediary or directly with the MainStay Funds. You may be required to pay a commission or other transaction charge to your financial intermediary when buying or selling shares of a share class that has no initial sales charge, contingent deferred sales charge, or asset-based fee for sales or distribution, such as Class I or Class R6 shares. These commissions or transaction charges are not reflected in the fee and expense table or expense examples for the share classes. The Funds make available other share classes that have different fees and expenses, which are disclosed and described in this Prospectus. Please contact your financial intermediary for more information on commissions or other transaction charges applicable to the purchase or redemption of shares of the Funds.

As with any business, operating a mutual fund involves costs. There are regular operating costs, such as investment advisory fees, distribution expenses, and custodial, transfer agency, legal and accounting fees, among others. These operating costs are typically paid from the assets of a MainStay Fund, and thus, all investors in the MainStay Fund (or share class, if applicable) indirectly share such costs. The expenses for each MainStay Fund are presented in the Funds’ respective Prospectuses in the tables entitled, "Fees and Expenses of the Fund," under the heading, "Annual Fund Operating Expenses." As the fee and expense tables show, certain costs are borne equally by each share class. In cases where services or expenses are class-specific, such as distribution and/or service (12b-1) fees, the fees payable for transfer agency services or certain other expenses, the costs are typically allocated differently among the share classes or among groups of share classes.

In addition to the direct expenses that a MainStay Fund bears, MainStay Fund shareholders indirectly bear the expenses of the other funds in which the MainStay Fund invests ("Underlying Funds"), where applicable. The tables entitled "Fees and Expenses of the Fund" reflect a MainStay Fund's estimated indirect expenses from investing in Underlying Funds based on the allocation of the MainStay Fund's assets among the Underlying Funds (if any) during the MainStay Fund's most recent fiscal year. These expenses may be higher or lower over time depending on the actual investments of the MainStay Fund's assets in the Underlying Funds and the actual expenses of the Underlying Funds.

In some cases, the Total Annual Fund Operating Expenses reflected in the tables entitled "Fees and Expenses of the Fund" may differ in part from the amounts shown in the Financial Highlights section of the applicable Prospectuses, which reflect only the operating expenses of a MainStay Fund for its prior fiscal year and do not include the MainStay Fund's share of the fees and expenses of any Underlying Fund in which the MainStay Fund invested during its prior fiscal year.

12b-1 and Shareholder Service Fees

Most significant among the class-specific costs are:

•	Distribution and/or Service (12b-1) Fee—named after the SEC rule that permits their payment, 12b-1 fees are paid by a class of shares to compensate the Distributor for distribution and/or shareholder services such as marketing and selling MainStay Fund shares, compensating brokers and others who sell MainStay Fund shares, advertising, printing and mailing of prospectuses and responding to shareholder inquiries.

•	Shareholder Service Fee—this fee covers certain services provided to retirement plans investing in Class R1, Class R2 and Class R3 shares that are not included under a 12b-1 plan for such class (if any), such as certain account establishment and maintenance, order processing, and communication services.

An important point to keep in mind about 12b-1 fees and shareholder service fees, which are paid out of Fund assets on an ongoing basis, is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid. See "Information on Fees" in this section for more information about these fees.

Sales Charges

In addition to regular operating costs, there are costs associated with an individual investor's transactions and account, such as the compensation paid to your financial adviser for helping you with your investment decisions. The MainStay Funds typically cover such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption for certain shares classes. These charges and fees for each MainStay Fund are presented earlier in the tables entitled "Fees and Expenses of the Fund," under the heading, "Shareholder Fees." Such charges and fees include:

•	Initial Sales Charge—also known as a "front-end sales load," refers to a charge that is deducted from your initial investment in Investor Class and Class A shares that is used to compensate the Distributor and/or your financial adviser for their efforts and assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the initial amount invested in MainStay Fund shares.

•	Contingent Deferred Sales Charge—also known as a "CDSC" or "back-end sales load," refers to a charge that is deducted from the proceeds when you redeem MainStay Fund shares (that is, sell shares back to the MainStay Fund). The amount of CDSC that you pay will depend on how long you hold your shares and decreases to zero if you hold your shares long enough. Although you pay no sales charge at the time of purchase, the Distributor typically pays your financial adviser a commission up-front. In part to compensate the Distributor for this expense, you will pay a higher ongoing 12b-1 fee over time for Class B or Class C shares. Subsequently, these fees may cost you more than paying an initial sales charge. Distribution and/or service (12b-1) fees, shareholder service fees, initial sales charges and contingent deferred sales charges are each discussed in more detail later in this Shareholder Guide in the section “Information on Sales Charges.” Certain intermediaries impose different sales charges and make only specified waivers from sales charges available to their customers. These variations are described in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. The following table provides a summary of the differences among share classes with respect to such fees and other important factors:

Summary of Important Differences Among Share Classes

	Class A1	Investor Class[1]	Class B [2]	Class C1	Class I	Class R1	Class R2	Class R3	Class R6
Initial sales charge	Yes	Yes	None	None	None	None	None	None	None
Contingent deferred sales charge	None[3]	None[3]	Sliding scale during the first six years after purchase[4]	1% on sale of shares held for one year or less[5]	None	None	None	None	None
Ongoing distribution and/or service (12b-1) fees	0.25%	0.25%	0.75%[6] distribution and 0.25% service (1.00% total)[7]	0.75%[6] distribution and 0.25% service (1.00% total) [7]	None	None	0.25%	0.25% distribution and 0.25% service (0.50% total)	None
Shareholder service fee	None	None	None	None	None	0.10%	0.10%	0.10%	None
Conversion feature	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]
Purchase maximum[9]	None	None	N/A	$1,000,000[10]	None	None	None	None	None

1.	Class A, Investor Class and Class C shares of the MainStay Money Market Fund are sold with no initial sales charge or CDSC and have no 12b-1 fees.

2.	Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

3.	No initial sales charge applies on investments of $1 million or more ($250,000 or more with respect to MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay ETF Asset Allocation Funds, MainStay Floating Rate Fund, MainStay Income Builder Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Infrastructure Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Tax Free Bond Fund and MainStay Short Term Bond Fund). However, for purchases of Class A and Investor Class shares of each Fund (except MainStay MacKay Short Term Municipal Fund and MainStay Short Term Bond Fund), a CDSC of 1.00% (0.50% for MainStay ETF Asset Allocation Funds) may be imposed on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A and Investor Class shares of MainStay MacKay Short Term Municipal Fund and MainStay Short Term Bond Fund, a CDSC of 0.50% may be imposed on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

4.	The CDSC period for MainStay Floating Rate Fund is a sliding scale during the first four years after purchase.

5.	18 months or less with respect to MainStay MacKay Short Duration High Yield Fund.

6.	0.25% for MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund.

7.	0.50% for MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund.

8.	See the sections discussing Share Class Considerations and the section entitled "Buying, Selling, Converting and Exchanging Fund Shares—Conversions Between Share Classes" for more information on the voluntary and/or automatic conversions that apply to each share class.

9.	Does not apply to purchases by certain retirement plans.

10.	$250,000 or more for MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay ETF Asset Allocation Funds, MainStay Floating Rate Fund, MainStay Income Builder Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Infrastructure Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund and MainStay MacKay Tax Free Bond Fund.

The discussions in this Shareholder Guide are not intended to be investment advice or a recommendation because each investor's financial situation and considerations are different. Additionally, certain MainStay Funds have sales charge and expense structures that may alter your analysis as to which share class is most appropriate for your needs. This analysis can best be made by discussing your situation and the factors mentioned above with your financial adviser. Generally, however, Investor Class shares or Class A shares are more economical than Class C shares if you intend to invest larger amounts and hold your shares long-term (more than six years, for most MainStay Funds). Class C shares may be more economical than Investor Class or Class A shares if you intend to hold your shares for a shorter term (six years or less, for most MainStay Funds). Class I and Class R6 shares are the most economical, regardless of amount invested or intended holding period. Class I shares are offered only to certain institutional investors or through certain financial intermediary accounts or retirement plans. Class R6 shares are generally available only to certain retirement plans invested in a MainStay Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the MainStay Fund). Class R1, Class R2 and Class R3 shares are available only to certain employer-sponsored retirement plans.

If the share class that is most economical for you, given your individual financial circumstances and goals, is not offered through your financial intermediary and you are otherwise eligible to invest in that share class, you can open an account and invest directly in the MainStay Funds by submitting an application. Please see the section entitled “How to Open Your Account” in this Shareholder Guide and the SAI for details.

Investor Class Share Considerations

•	Your Investor Class shares may convert automatically to Class A shares. Investor Class share balances are examined Fund-by-Fund on a quarterly basis. If, at that time, the value of your Investor Class shares in any one MainStay Fund equals or exceeds $15,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via MainStay’s systematic withdrawal plan or systematic exchange program), whether by shareholder action or change in market value, or if you have otherwise become eligible to invest in Class A shares, your Investor Class shares of that MainStay Fund will be automatically converted into Class A shares. Eligible Investor Class shares may also convert upon request. Please note that, in most cases, you may not aggregate your holdings of Investor Class shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) to qualify for this conversion feature. Certain holders of Investor Class shares are not subject to this automatic conversion feature. For more information, please see the SAI.

•	Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate the share class conversion feature at any time. When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.

•	When you invest in Investor Class shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge varies based on the size of your investment (see "Information on Sales Charges"). We also describe below how you may reduce or eliminate the initial sales charge (see "Sales Charge Reductions and Waivers").

•	Since some of your investment goes to pay an upfront sales charge when you purchase Investor Class shares, you will purchase fewer shares than you would with the same investment in certain other share classes. However, the net income attributable to Class C shares and the dividends payable on Class C shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with each such class. Likewise, the NAV of the Class C shares generally will be reduced by such class-specific expenses (to the extent a MainStay Fund has undistributed net income) and investment performance of Class C shares will be lower than that of Investor Class shares. As a result, you are usually better off purchasing Investor Class shares rather than Class C shares and paying an up-front sales charge if you:

—	plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class C shares may eventually exceed the cost of the up-front sales charge; or

—	qualify for a reduced or waived sales charge.

Class A Share Considerations

•	Generally, Class A shares have a minimum initial investment amount of $15,000 per MainStay Fund, however the MainStay ETF Asset Allocation Funds have a minimum initial investment amount of $2,500.

•	When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see "Information on Sales Charges"). We also describe below how you may reduce or eliminate the initial sales charge (see "Sales Charge Reductions and Waivers").

•	Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you will purchase fewer shares than you would with the same investment in certain other share classes. However, the net income attributable to Class C shares and the dividends payable on Class C shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with such class. Likewise, the NAV of the Class C shares generally will be reduced by such class-specific expenses (to the extent a MainStay Fund has undistributed net income) and investment performance of Class C shares will be lower than that of Class A shares. As a result, you are usually better off purchasing Class A shares rather than Class C shares and paying an up-front sales charge if you:

—	plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class C shares may eventually exceed the cost of the up-front sales charge; or

—	qualify for a reduced or waived sales charge.

Class B Share Considerations

•	Effective February 28, 2017, Class B shares of the MainStay Funds were closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other MainStay Funds as permitted by the applicable exchange privileges. Class B shareholders will continue to be subject to any applicable contingent deferred sales charge at the time of redemption. All other features of Class B shares, including but not limited to the fees and expenses applicable to Class B shares, will remain unchanged. Unless redeemed, Class B Shares shareholders will remain in Class B shares of their respective Fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.

•	When Class B shares were offered, no initial sales charge was incurred upon investment in Class B shares. However, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment. Over time these fees may cost you more than paying an initial sales charge on Investor Class or Class A shares. Consequently, it is important that you consider your investment goals and the length of time you intend to hold your shares when comparing your share class options.

•	You should consult with your financial adviser to assess your Class B share investments in light of your particular circumstances.

•	In most circumstances, you will pay a CDSC if you sell Class B shares within six years (four years with respect to MainStay Floating Rate Fund) of buying them (see "Information on Sales Charges"). Exchanging Class B shares into the MainStay Money Market Fund may impact your holding period. Please see “Exchanging Shares Among MainStay Funds” for more information. There are exceptions, which are described in the SAI.

•	Selling Class B shares during the period in which the CDSC applies can significantly diminish the overall return on an investment.

•	When you sell Class B shares of a MainStay Fund, to minimize your sales charges, the MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•	Class B shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years (four years with respect to MainStay Floating Rate Fund) after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets (or from 0.50% to 0.25% with respect to MainStay MacKay Tax Free Bond Fund). Conversion features do not apply to Class B shares of the MainStay Money Market Fund that were exchanged from another MainStay Fund before their CDSC periods expired. Exchanging Class B shares into the MainStay Money Market Fund may impact your eligibility to convert at the end of the calendar quarter, eight years (four years with respect to MainStay Floating Rate Fund) after the date they were purchased. Please see “Exchanging Shares Among MainStay Funds” for more information.

•	Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature at any time. When a conversion occurs, reinvested dividends and capital gains convert proportionately with the shares that are converting.

Class C Share Considerations

•	You pay no initial sales charge on an investment in Class C shares. However, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment than each other share class (except Class B shares).

•	In most circumstances, you will pay a 1.00% CDSC if you redeem shares held for one year or less (18 months with respect to MainStay MacKay Short Duration High Yield Fund). Exchanging Class C shares may impact your holding period. Please see “Exchanging Shares Among MainStay Funds” for more information.

•	When you sell Class C shares of a MainStay Fund, to minimize your sales charges, the MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•	Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets (or from 0.50% to 0.25% with respect to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund). Conversion features do not apply to Class C shares of the MainStay Money Market Fund that were exchanged from another MainStay Fund before their CDSC periods expired. Exchanging Class C shares into the MainStay Money Market Fund and/or holding Class C shares through a financial intermediary in an omnibus account may impact your eligibility to convert at the end of the calendar quarter, ten years after the date they were purchased. Please see “Conversions Between Share Classes” for more information.

•	Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature at any time.

•	The MainStay Funds will generally not accept a purchase order for Class C shares in the amount of $1,000,000 or more ($250,000 or more with respect to the MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay ETF Asset Allocation Funds, MainStay Floating Rate Fund, MainStay Income Builder Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Infrastructure Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Yield Fund and MainStay MacKay Tax Free Bond Fund).

Class I Share Considerations

•	You pay no initial sales charge or CDSC on an investment in Class I shares.

•	You do not pay any ongoing distribution and/or service (12b-1) fees.

•	You may buy Class I shares if you are an:

—	Institutional Investor

▪	Certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through the Distributor or its affiliates;

▪	Certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;

▪	Clients transacting through financial intermediaries that purchase Class I shares through: (i) fee-based accounts that charge such clients an ongoing fee for advisory, investment, consulting or similar services; (ii) a no-load network or platform that has entered into an agreement with the Distributor or its affiliates to offer Class I shares through a no-load network or platform; or (iii) brokerage accounts held at a broker that charges such clients transaction fees.

—	Individual Investor who is initially investing at least $1 million in any single MainStay Fund: (i) directly with the MainStay Fund; or (ii) through certain private banks and trust companies that have an agreement with the Distributor or its affiliates.

—	Existing Class I Shareholder; or

—	Existing or retired MainStay Funds Trustee, current Portfolio Manager of a MainStay Fund or an employee of a Subadvisor.

•	The MainStay asset allocation funds may invest in Class I shares, if Class R6 shares for a Fund are unavailable.

Class R1, Class R2, Class R3 and Class R6 Share Considerations

•	You pay no initial sales charge or CDSC on an investment in Class R1, Class R2, Class R3 or Class R6 shares.

•	You pay ongoing shareholder service fees for Class R1, Class R2 and Class R3 shares. You also pay ongoing distribution and/or service (12b-1) fees for Class R2, and Class R3 shares.

•	You do not pay ongoing shareholder service fees or ongoing distribution and/or service fees (12b-1) fees for Class R6 shares.

•	Class R1, Class R2 and Class R3 shares are available in certain individual retirement accounts and in certain retirement plans that have a service arrangement with the Distributor, including:

—	Section 401(a) and 457 plans;

—	Certain Section 403(b)(7) plans;

—	Section 401(k), profit sharing, money purchase pension, Keogh and defined benefit plans; and

—	Non-qualified deferred compensation plans.

•	Generally, Class R6 shares are only available to certain employer-sponsored retirement plans held with a Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund) that have a service arrangement with the Distributor or its affiliate, such as Section 401(k), profit sharing, money purchase pension and defined benefit plans. However, the Fund reserves the right in its sole discretion to waive this eligibility requirement.

•	The MainStay asset allocation funds may invest in Class R6 shares, if available.

INVESTMENT MINIMUMS AND ELIGIBILITY REQUIREMENTS

The following minimums apply if you are investing in a MainStay Fund. A minimum initial investment amount may be waived for purchases by the Trustees and directors and employees of New York Life and its affiliates and subsidiaries. The MainStay Funds may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at their discretion. Please see the SAI for additional information.

Investor Class Shares

All MainStay Funds except MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Growth Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Short Duration High Yield Fund:

•	$1,000 minimum for initial and $50 minimum for subsequent purchases of any single MainStay Fund, or

•	if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases (except MainStay Money Market Fund, which requires an initial investment amount of $1,000).

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Growth Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Short Duration High Yield Fund:

•	$2,500 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•	if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Class A Shares

•	$15,000 minimum initial investment with no minimum subsequent purchase amount requirement for any single MainStay Fund, however, the MainStay ETF Asset Allocation Funds have a minimum initial investment amount of $2,500;

•	if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases (for the MainStay ETF Asset Allocation Funds only); or

•	There is no minimum initial investment and no minimum subsequent investment for Class A shares of the MainStay Money Market Fund if all of your other accounts contain Class A shares only.

Please note that if at any time you hold any class of shares other than Class A shares, your holdings in the MainStay Money Market Fund will immediately become subject to the applicable investment minimums, subsequent purchase minimums and subsequent conversion features for Class A shares.

Broker/dealers (and their affiliates) or certain service providers with customer accounts that trade primarily on an omnibus level or through the National Securities Clearing Corporation's Fund/SERV network (Levels 1-3 only); certain retirement plan accounts, including investment-only plan accounts; directors and employees of New York Life and its affiliates; investors who obtained their Class A shares through certain reorganizations (including holders of Class P shares of any of the predecessor funds to the MainStay Epoch Funds as of November 16, 2009); and subsidiaries and employees of the Subadvisors are not subject to the minimum investment requirement for Class A shares, however MainStay Funds reserves the right to impose other minimum initial investment amounts on these accounts. See the SAI for additional information.

Class C Shares

All MainStay Funds except MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Growth Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Short Duration High Yield Fund:

•	$1,000 minimum for initial and $50 minimum for subsequent purchases of any single MainStay Fund, or

•	if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases (except MainStay Money Market Fund, which requires an initial investment amount of $1,000).

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Growth Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Short Duration High Yield Fund:

•	$2,500 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•	if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Investors who obtained their Class C shares through certain reorganizations are not subject to the minimum investment requirements for Class C shares. See the SAI for additional information.

Class I Shares

•	Individual Investors—$1 million minimum for initial purchases of any single MainStay Fund and no minimum subsequent purchase amount in any other MainStay Fund; and

•	Institutional Investors, the MainStay Funds' existing and retired Trustees, current Portfolio Managers of the MainStay Funds and employees of Subadvisors—no minimum initial or subsequent purchase amounts in any MainStay Fund.

Please note that Class I shares may not be available for initial or subsequent purchases through certain financial intermediary firms, investment platforms or in certain types of investment accounts. See the SAI for additional information.

Investors who obtained their Class I shares through certain reorganizations are not subject to the minimum investment requirements for Class I shares. See the SAI for additional information.

Class R1, Class R2, Class R3 and Class R6 Shares

If you are eligible to invest in Class R1, Class R2, Class R3 or Class R6 shares of the MainStay Funds, there are no minimum initial or subsequent purchase amounts.

INFORMATION ON SALES CHARGES

The MainStay Funds make available (free of charge) information regarding sales charges at nylinvestments.com/funds/prices.

Investor Class Shares and Class A Shares

The initial sales charge you pay when you buy Investor Class shares or Class A shares differs depending upon the MainStay Fund you choose and the amount you invest, as indicated in the following tables. The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under "Sales Charge Reductions and Waivers" or for shares purchased or accounts held through particular financial intermediaries as set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. Any applicable sales charge will be deducted directly from your investment. All or a portion of the sales charge may be retained by the Distributor or paid to your financial intermediary firm as a concession. Investor Class shares and Class A shares of MainStay Money Market Fund are not subject to a sales charge.

MainStay Candriam Emerging Markets Equity Fund, MainStay CBRE Global Infrastructure Fund, MainStay CBRE Real Estate Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay MacKay WMC Enduring Capital Fund, MainStay MacKay Convertible Fund, MainStay MacKay Growth Fund, MainStay MacKay International Equity Fund, MainStay MacKay International Opportunities Fund, MainStay MacKay Small Cap Core Fund, MainStay MacKay U.S. Equity Opportunities Fund, MainStay MAP Equity Fund and MainStay Winslow Large Cap Growth Fund

Class A Shares

	Sales charges as a percentage of1
Purchase amount	Offering price	Net investment	Typical dealer concession as a % of offering price
Less than $50,000	5.50%	5.82%	4.75%
$50,000 to $99,999	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.	No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Investor Class Shares

	Sales charges as a percentage of1
Purchase amount	Offering price	Net investment	Typical dealer concession as a % of offering price
Less than $50,000	5.00%	5.26%	4.25%
$50,000 to $99,999	4.00%	4.17%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.50%
$250,000 to $499,999	2.00%	2.04%	1.50%
$500,000 to $999,999	1.50%	1.52%	1.25%
$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.	No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay MacKay S&P 500 Index Fund

Class A Shares

	Sales charges as a percentage of1
Purchase amount	Offering price	Net investment	Typical dealer concession as a % of offering price
Less than $50,000	1.50%	1.52%	1.25%
$50,000 to $99,999	1.25%	1.27%	1.00%
$100,000 to $249,999	1.00%	1.01%	0.75%
$250,000 to $499,999	0.75%	0.76%	0.50%
$500,000 to $999,999	0.50%	0.50%	0.25%
$1,000,000 or more	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.	No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Investor Class Shares

	Sales charges as a percentage of1
Purchase amount	Offering price	Net investment	Typical dealer concession as a % of offering price
Less than $50,000	1.00%	1.01%	0.75%
$50,000 to $99,999	0.75%	0.76%	0.50%
$100,000 to $249,999	0.50%	0.50%	0.35%
$250,000 to $499,999	0.25%	0.25%	0.25%
$500,000 to $999,999	0.15%	0.15%	0.15%
$1,000,000 or more	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.	No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay Candriam Emerging Markets Debt Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Total Return Bond Fund and MainStay MacKay Unconstrained Bond Fund

Class A Shares

	Sales charges as a percentage of1
Purchase amount	Offering price	Net investment	Typical dealer concession as a % of offering price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.	No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.00%	4.17%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.50%
$250,000 to $499,999	2.00%	2.04%	1.50%
$500,000 to $999,999	1.50%	1.52%	1.25%
$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.	No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay Balanced Fund, MainStay Conservative Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Defensive ETF Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Floating Rate Fund, MainStay Growth Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay Income Builder Fund, MainStay MacKay Short Duration High Yield Fund, MainStay Moderate Allocation Fund, MainStay Moderate ETF Allocation Fund and MainStay Moderate Growth Allocation Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	3.00%	3.09%	2.75%
$100,000 to $249,999	2.00%	2.04%	1.75%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.	No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% (0.50% for each MainStay ETF Asset Allocation Fund) may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	2.50%	2.56%	2.25%
$100,000 to $249,999	1.50%	1.52%	1.25%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.	No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% (0.50% for each MainStay ETF Asset Allocation Fund) may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Infrastructure Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.	No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.00%	4.17%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.50%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.	No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

MainStay Short Term Bond Fund and MainStay MacKay Short Term Municipal Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $250,000	1.00%	1.01%	1.00%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.	No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment

Less than $250,000	0.50%	0.50%	0.50%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2.	No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Sales charges that are specific to customers of a specific intermediary are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts.

Class B Shares

Effective February 28, 2017, Class B shares were closed to all new purchases and additional investments by existing Class B shareholders. Class B shares were sold without an initial sales charge. However, if Class B shares are redeemed within six years (four years with respect to MainStay Floating Rate Fund) of their purchase, a CDSC will be deducted from the redemption proceeds, except under circumstances described below. Additionally, Class B shares have higher ongoing distribution and/or service (12b-1) fees than other shares classes (except Class C shares) and, over time, these fees may cost you more than paying an initial sales charge. The Class B share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class B shares. Class B shares of MainStay Money Market Fund are not subject to a sales charge. The amount of the CDSC will depend on the number of years you have held the shares that you are redeeming, according to the following schedule:

All MainStay Funds which offer Class B Shares (except MainStay Floating Rate Fund)

For shares sold in the:	Contingent deferred sales charge (CDSC) as a % of amount redeemed subject to charge
First year	5.00%
Second year	4.00%
Third year	3.00%
Fourth year	2.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	None

MainStay Floating Rate Fund

For shares sold in the:	Contingent deferred sales charge (CDSC) as a % of amount redeemed subject to charge
First year	3.00%
Second year	2.00%
Third year	2.00%
Fourth year	1.00%
Thereafter	None

Class C Shares

Class C shares are sold without an initial sales charge. However, if Class C shares are redeemed within one year of purchase (18 months with respect to MainStay MacKay Short Duration High Yield Fund), a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described below. Additionally, Class C shares have higher ongoing distribution and/or service (12b-1) fees than other share class (except Class B shares) and, over time, these fees may cost you more than paying an initial sales charge. The Class C share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C shares. Class C shares of MainStay Money Market Fund are not subject to a sales charge.

Computing Contingent Deferred Sales Charge on Class B and Class C Shares

Subject to certain exceptions, a CDSC will be imposed on redemptions of Class B and Class C shares of a MainStay Fund, at the rates previously described, at the time of any redemption by a shareholder that reduces the current value of the shareholder's Class B or Class C share account to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class B shares during the preceding six years (four years with respect to MainStay Floating Rate Fund) or Class C shares during the preceding year (18 months with respect to MainStay MacKay Short Duration High Yield Fund). The CDSC is calculated based on the lesser of the offering price or the market value of the shares being sold. The MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

For example, no CDSC will be imposed to the extent that the NAV of the Class B or Class C shares redeemed does not exceed:

•	the current aggregate NAV of Class B or Class C shares of the MainStay Fund purchased more than six years (four years with respect to MainStay Floating Rate Fund) prior to the redemption for Class B shares or more than one year (18 months with respect to MainStay MacKay Short Duration High Yield Fund) prior to the redemption for Class C shares; plus

•	the current aggregate NAV of Class B or Class C shares of the MainStay Fund purchased through reinvestment of dividends or capital gain distributions; plus

•	increases in the NAV of the investor's Class B or Class C shares of the MainStay Fund above the total amount of payments for the purchase of Class B or Class C shares of the MainStay Fund made during the preceding six years (four years with respect to MainStay Floating Rate Fund) for Class B shares or one year (18 months with respect to MainStay MacKay Short Duration High Yield Fund) for Class C shares.

There are exceptions, which are described below.

Further information regarding sales charges is available in the SAI.

SALES CHARGE REDUCTIONS AND WAIVERS

The MainStay Funds make available (free of charge) information regarding sales charge reductions and waivers on our website at nylinvestments.com/funds/prices.

Reducing the Initial Sales Charge on Investor Class Shares and Class A Shares

You may be eligible to buy Investor Class and Class A shares of the MainStay Funds at one of the reduced sales charge rates shown in the tables above through a Right of Accumulation or a Letter of Intent, as briefly described below. You may also be eligible for a waiver of the initial sales charge as set forth below or in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. Each MainStay Fund reserves the right to modify or eliminate these programs at any time. However, please note the Right of Accumulation or Letter of Intent may only be used to reduce sales charges and may not be used to satisfy investment minimums or to avoid the automatic conversion feature of Investor Class or Class A shares.

•	Right of Accumulation

A Right of Accumulation allows you to reduce the initial sales charge as shown in the tables above by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Investor Class, Class A, Class B, or Class C shares of most MainStay Funds. You may not include investments of previously non-commissioned shares in the MainStay Money Market Fund, investments in Class I shares, or your interests in any MainStay Fund held through a 401(k) plan or other employee benefit plan. For example, if you currently own $45,000 worth of Class C shares of a MainStay Fund, your spouse owns $50,000 worth of Class B shares of another MainStay Fund, and you wish to invest $15,000 in a MainStay Fund, using your Right of Accumulation you can invest that $15,000 in Investor Class or Class A shares and pay the reduced sales charge rate normally applicable to a $110,000 investment. For more information please see the SAI.

•	Letter of Intent

Whereas the Right of Accumulation allows you to use prior investments to reach a reduced initial sales charge, a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse or children under age 21 intend to make in the near future. A Letter of Intent is a written statement of your intention to purchase Investor Class, Class A, or Class C shares of one or more MainStay Funds (excluding investments of non-commissioned shares in the MainStay Money Market Fund) over a 24-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Investor Class or Class A shares of the MainStay Funds purchased during that period. You can also apply a Right of Accumulation to these purchases.

Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not meet your intended purchase goal, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of shares purchased. A certain portion of your shares will be held in escrow by the Transfer Agent for this purpose. For more information please see the SAI.

•	Your Responsibility

To receive the reduced sales charge, you must inform the Transfer Agent of your eligibility and holdings at the time of your purchase if you are buying shares directly from the MainStay Funds. If you are buying MainStay Fund shares through a financial intermediary firm, you must tell your financial adviser of your eligibility for a Right of Accumulation or a Letter of Intent at the time of your purchase.

To combine shares of eligible MainStay Funds held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Transfer Agent or your financial adviser a copy of each account statement showing your current holdings of each eligible MainStay Fund, including statements for accounts held by you, your spouse or your children under age 21, as described above. The Transfer Agent or intermediary through which you are buying shares will combine the value of all your eligible MainStay Fund holdings based on the current NAV per share to determine what Investor Class or Class A sales charge rate you may qualify for on your current purchase. If you do not inform the Transfer Agent or your financial adviser of all of your MainStay Fund holdings or planned MainStay Fund purchases that make you eligible for a sales charge reduction or do not provide requested documentation, you may not receive the discount to which you are otherwise entitled.

"Spouse," with respect to a Right of Accumulation and Letter of Intent, is defined as the person to whom you are legally married. We also consider your spouse to include one of the following: (i) an individual of the same gender with whom you have been joined in a civil union or legal contract similar to marriage; (ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide for the personal or financial welfare of the other without a fee; or (iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Purchases at Net Asset Value

A Fund's Class A shares may be purchased at NAV, without payment of any sales charge, by its current and former Trustees; New York Life and its subsidiaries and their employees, officers, directors, or agents or former employees (and immediate family members); individuals and other types of accounts purchasing through "wrap fee" or other programs sponsored by a financial intermediary firm; employees (and immediate family members) of the Subadvisors; any employee or registered representative of a financial intermediary firm (and immediate family members) and any employee of DST Asset Manager Solutions, Inc. that is assigned to the Fund. Class A shares or Investor Class shares may be purchased without an initial sales load by qualified tuition programs operating under Section 529 of the Internal Revenue Code.

There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

Class A shares of the MainStay Funds also may be purchased at NAV, without payment of any sales charge, by shareholders:

(i)	who owned Service Class shares of a series of Eclipse Trust (the predecessor trust for certain Funds) or certain series of MainStay Funds Trust, as of December 31, 2003, and who are invested directly with and have maintained their account with the Fund; and

(ii)	who owned Class P shares of certain Epoch Funds as of the closing date of their reorganization and who are invested directly with and have maintained their account with the Funds.

Purchases Through Financial Intermediaries

The MainStay Funds have authorized financial intermediary firms (such as a broker/dealers, financial advisers or financial institutions), and other intermediaries that the firms may designate, to accept orders. When an authorized firm or its designee has received your order, together with the purchase price of the shares, it is considered received by the MainStay Funds and will be priced at the next computed NAV.

Financial intermediary firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts, share class eligibility and exchange privileges.

Please read your financial intermediary firm’s program materials for any special provisions or additional service features that may apply to investing in the MainStay Funds through the firm.

The availability of initial sales charge waivers (and discounts) may depend on the particular financial intermediary or type of account through which you purchase MainStay Fund shares. The MainStay Funds’ initial sales charge waivers disclosed in this Prospectus and the SAI are available through financial intermediaries. The initial sales charge waivers available only to customers of certain other financial intermediaries are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to this Prospectus. For these customers, the sales charge waivers offered by the MainStay Funds may not be available for transactions through the intermediary. Please contact your financial intermediary regarding the availability of applicable sales charge waivers and information regarding the intermediary’s related policies and procedures.

Contingent Deferred Sales Charge on Certain Investor Class and Class A Share Redemptions

For purchases of Class A and Investor Class shares of each MainStay Fund (except MainStay MacKay Short Term Municipal Fund and MainStay Short Term Bond Fund), a CDSC of 1.00% may be imposed on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A and Investor Class shares of MainStay MacKay Short Term Municipal Fund and MainStay Short Term Bond Fund, a CDSC of 0.50% may be imposed on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge.

The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See "Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges" below.

Waivers of Contingent Deferred Sales Charges

A CDSC may not be imposed on redemptions of Class A and Investor Class shares purchased at NAV through financial intermediaries or by persons that are affiliated with New York Life or its affiliates. Any applicable CDSC on Class A and Investor Class shares may be waived for redemptions made through a financial intermediary firm that has waived its finder’s fee or other similar compensation.

In addition, the CDSC on subject Class A, Investor Class, Class B and Class C shares may be waived for: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, Qualified Domestic Relations Orders ("QDROs") and required excess contribution returns pursuant to applicable IRS rules; and Required Minimum Distributions (based on MainStay holdings only) for IRA and 403(b)(7) TSA participants in the year following the year in which such participant attains age 72. However, different rules relating to mandatory distributions apply to individuals who attained age 70 1/2 before 2020; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses NYLIM Service Company or an affiliate as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to a MainStay IRA; (iv) required distributions by charitable trusts under Section 664 of the Internal Revenue Code for accounts held directly with a MainStay Fund; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year (18 months with respect to Class A, Investor Class and Class C shares of the MainStay MacKay Short Duration High Yield Fund) following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan for accounts held directly with the Fund used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; (vii) continuing, periodic systematic withdrawals within one year of the date of the initial purchase, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's Class A, Investor Class, Class B and Class C shares in a Fund; (viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates; (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund; and (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates.

The availability of contingent deferred sales charge waivers may depend on the particular financial intermediary or type of account through which you purchase or hold MainStay Fund shares. The MainStay Funds’ contingent deferred sales charge waivers disclosed in this Prospectus and the SAI are available for direct accounts and through financial intermediaries. The contingent deferred sales charge waivers available through certain other financial intermediaries are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to this Prospectus. Please contact your financial intermediary regarding applicable sales charge waivers and information regarding the intermediary’s related policies and procedures.

For information about these considerations, call your financial adviser or the Transfer Agent toll free at 800-624-6782; see our website at nylinvestments.com/funds/prices; and read the information under "Purchase, Redemption, Exchanges and Repurchase—Contingent Deferred Sales Charge, Investor Class and Class A" in the SAI.

INFORMATION ON FEES

Rule 12b-1 Plans

Each MainStay Fund (except the MainStay Money Market Fund) has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for certain classes of shares pursuant to which distribution and/or service (12b-1) fees are paid to the Distributor. Rule 12b-1 fees are calculated and accrued daily and paid monthly. The Investor Class, Class A and Class R2 12b-1 plans provide for payment for distribution and/or service activities of up to 0.25% of the average daily net assets of the respective class. The Class B and Class C 12b-1 plans each provide for payment of 0.75% for distribution and 0.25% for service activities for a total 12b-1 fee of up to 1.00% of the average daily net assets of Class B and Class C shares, respectively (0.50% for MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund and MainStay MacKay Tax Free Bond Fund). The Class R3 12b-1 plan provides for payment of 0.25% for distribution and/or 0.25% for service activities for a total 12b-1 fee of up to 0.50% of the average daily net assets of Class R3 shares. The distribution activities paid for by this distribution fee are those activities that are primarily intended to result in the sale of MainStay Fund shares. The service activities paid for by this service fee are personal shareholder services and maintenance of shareholder accounts. With respect to Class R2 and Class R3 shares, the portion of the 12b-1 fee dedicated to service activities is in addition to the 0.10% of annual net assets paid under the Class R2 and Class R3 Shareholder Services Plans, as discussed in the section entitled "Shareholder Services Plans." The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because 12b-1 fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than some types of sales charges.

Shareholder Services Plans

Each MainStay Fund that offers Class R1, Class R2 or Class R3 shares has adopted a Shareholder Services Plan with respect to those classes. Under the terms of the Shareholder Services Plans, each MainStay Fund's Class R1, Class R2 or Class R3 shares pay New York Life Investments, its affiliates or independent third-party service providers, as compensation for services rendered to the shareholders of the Class R1, Class R2 or Class R3 shares, a shareholder service fee at the rate of 0.10% on an annualized basis of the average daily net assets of Class R1, Class R2 or Class R3 shares of such MainStay Fund.

Pursuant to the Shareholder Services Plans, each MainStay Fund's Class R1, Class R2 or Class R3 shares may pay for shareholder services or account maintenance services, including assistance in establishing and maintaining shareholder accounts, processing purchase and redemption orders, communicating periodically with shareholders and assisting shareholders who have questions or other needs relating to their account. Because service fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than certain types of sales charges. With respect to the Class R2 and R3 shares, these services and fees are in addition to those services and fees that may be provided under the Class R2 or Class R3 12b-1 plan.

Small Account Fee

Several of the MainStay Funds have a relatively large number of shareholders with small account balances. Small accounts increase the transfer agency expenses borne by the Funds. In an effort to reduce total transfer agency expenses, the MainStay Funds (except the MainStay ETF Asset Allocation Funds) have implemented a small account fee. Each shareholder with an account balance of less than $1,000 ($5,000 for Class A share accounts) will be charged an annual per account fee of $20 (assessed semi-annually, as discussed below). The fee may be deducted directly from your account balance. This small account fee will not apply to certain types of accounts including:

•	Class A share (if shareholder account balance is at least $5,000), Class B share, Class I share, Class R1 share, Class R2 share, Class R3 share and Class R6 share accounts, retirement plan services bundled accounts and investment-only retirement accounts;

•	accounts with active AutoInvest plans where the MainStay Funds deduct funds directly from the client's checking or savings account;

•	New York Life Investments SIMPLE IRA Plan Accounts and SEP IRA Accounts that have been funded/established for less than 1 year;

•	certain 403(b)(7) accounts;

•	accounts serviced by unaffiliated financial intermediary firms or third-party administrators (other than New York Life Investments SIMPLE IRA Plan Accounts); and

•	certain Investor Class accounts where the small account balance is due solely to the conversion from Class B or Class C shares.

This small account fee will be deducted in $10 increments on or about March 1st and September 1st of each year. For accounts with balances of less than $10, the remaining balance will be deducted and the account will be closed. The MainStay Funds may, from time to time, consider and implement additional measures to increase the average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact the MainStay Funds by calling toll-free 800-624-6782 for more information.

COMPENSATION TO FINANCIAL INTERMEDIARY FIRMS

Financial intermediary firms and their associated financial advisers are paid in different ways for the services they provide to the MainStay Funds and shareholders. Such compensation may vary depending upon the financial intermediary firm, the MainStay Fund sold, the amount invested, the share class sold, the amount of time that shares are held and/or the services provided by the particular financial intermediary firm.

The Distributor will pay sales concessions to financial intermediary firms, as described in the tables under “Information on Sales Charges” above, on the purchase price of Investor Class or Class A shares sold subject to a sales charge. The Distributor retains the difference, if any, between the sales charge that you pay and the portion that it pays to financial intermediary firms as a sales concession. The Distributor and/or an affiliate, from its/their own resources, also may pay a finder’s fee or other compensation up to 1.00% of the purchase price of Investor Class or Class A shares, sold at NAV, to financial intermediary firms at the time of sale. The Distributor may pay a sales concession of up to 1.00% on purchases of Class C shares to financial intermediary firms at the time of sale.

For share classes that have adopted a 12b-1 plan, the Distributor will also pay, pursuant to the 12b-1 plan, distribution-related and other service fees to qualified financial intermediary firms for providing certain services.

In addition to the payments described above, the Distributor and/or an affiliate will pay from its/their own resources additional fees to certain financial intermediary firms, including an affiliated broker/dealer, in connection with the sale of any class of MainStay Fund shares (other than Class R6) and/or shareholder or account servicing arrangements. The amount paid to financial intermediary firms pursuant to these sales and/or servicing fee arrangements varies and may involve payments of up to 0.25% on new sales and/or up to 0.35% annually on assets held or fixed dollar amounts according to the terms of the agreement between the Distributor and/or its affiliate and the financial intermediary. The Distributor or an affiliate may make these payments based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, the level of assets attributable to and/or sales by the financial intermediary and the quality of the overall relationship with the financial intermediary. Such payments may qualify a MainStay Fund for preferred status with the financial intermediary receiving the payments or provide the representatives of the Distributor with access to representatives of the financial intermediary’s sales force, in some cases on a preferential basis over the mutual funds and/or representatives of the Funds’ competitors.

The Distributor, from its own resources or from those of an affiliate, also may reimburse financial intermediary firms in connection with their marketing activities supporting the MainStay Funds. To the extent permitted under applicable SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisers and may make other payments or allow other promotional incentives or payments to financial intermediaries.

Wholesaler representatives of the Distributor communicate with financial intermediary firms on a regular basis to educate their financial advisers about the MainStay Funds and to encourage the advisers to recommend the purchase of MainStay Fund shares to their clients. The Distributor, from its own resources or from those of an affiliate, may absorb the costs and expenses associated with the marketing efforts of these firms and financial advisers, which may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law. The Distributor, from its own resources or from those of an affiliate, provides compensation to its wholesaler representatives for their sales efforts in promoting sales of the MainStay Funds, which may vary based on the MainStay Funds being promoted and/or which financial intermediary firms and/or financial advisers are involved in selling MainStay Fund shares or are listed on MainStay Fund accounts.

To the extent that financial intermediaries receiving payments from the Distributor or an affiliate sell more shares of the MainStay Funds or retain more shares of the MainStay Funds for their clients’ accounts, New York Life Investments and its affiliates benefit from the incremental management and other fees they receive with respect to those assets.

In addition to the payments described above, NYLIM Service Company or an affiliate may make payments to financial intermediary firms that provide sub-transfer agency and other administrative services in addition to supporting distribution of the MainStay Funds. NYLIM Service Company uses a portion of the transfer agent fees it receives from the MainStay Funds to make these sub-transfer agency and other administrative payments. To the extent that the fee amounts payable by NYLIM Service Company or an affiliate for such sub-transfer agency and other administrative services exceed the corresponding transfer agent fees that the MainStay Funds pay to NYLIM Service Company, then NYLIM Service Company or an affiliate will pay the difference from its own resources. In connection with these arrangements, NYLIM Service Company may retain a portion of the fees for the sub-transfer agency oversight, support and administrative services it provides.

For Class R6 shares, no compensation, administrative payments, sub-transfer agency payments or service payments are paid to financial intermediary firms from MainStay Fund assets or the Distributor’s or an affiliate’s resources. Class R6 shares do not provide for the payment of sales charges, Rule 12b-1 fees, or other compensation to financial intermediaries for their efforts in assisting in the sale of, or in selling the MainStay Fund’s shares.

Although financial firms that sell MainStay Fund shares may execute brokerage transactions for a MainStay Fund’s portfolio, the MainStay Funds, New York Life Investments and the Subadvisors do not consider the sale of MainStay Fund shares as a factor when choosing financial firms to effect portfolio transactions for the MainStay Funds.

The types and amounts of payments described above can be significant to the financial intermediary. Payments made from the Distributor’s or an affiliate’s resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisers may have financial incentives and be subject to conflicts of interest for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of MainStay Fund shares. Payments made from the Distributor’s or an affiliate’s own resources are not reflected in tables in the “Fees and Expenses of the Fund” section of the Prospectus because the payments are not made by the MainStay Funds.

For more information regarding the types of compensation described above, see the SAI or consult with your financial intermediary firm or financial adviser. You should also review carefully any disclosure by your financial intermediary firm as to compensation received by that firm and/or your financial adviser.

BUYING, SELLING, CONVERTING AND EXCHANGING MAINSTAY FUND SHARES HOW TO OPEN YOUR ACCOUNT

Investor Class, Class A or Class C Shares

Return your completed MainStay Funds application in good order with a check payable to the MainStay Funds for the amount of your investment to your financial adviser or directly to MainStay Funds, P.O. Box 219003, Kansas City, Missouri 64121-9000. Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application. Please note that if you select Class A shares on your application and you are not eligible to invest in Class A shares, we will treat your application as being in good order but will invest you in Investor Class shares of the same MainStay Fund provided Investor Class shares are available through your intermediary if you are not purchasing shares directly from the MainStay Funds. Similarly, if you select Investor Class shares and you are eligible to invest in Class A shares we will treat your application as being in good order, but will invest you in Class A shares of the same MainStay Fund.

Good order means all the necessary information, signatures and documentation have been fully completed. With respect to a redemption request, good order generally means that a letter must be signed by the record owner(s) exactly as the shares are registered, and a Medallion Signature Guarantee may be required. See “Medallion Signature Guarantees” below. In cases where a redemption is requested by a corporation, partnership, trust, fiduciary or any other person other than the record owner, written evidence of authority acceptable to NYLIM Service Company must be submitted before the redemption request will be processed.

Class I, Class R1, Class R2, Class R3 and Class R6 Shares

If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan, Keogh or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I, Class R1, Class R2, Class R3 or Class R6 shares of the MainStay Funds.

If you are investing through a financial intermediary firm, the firm will assist you with opening an account.

All Classes

You buy shares at NAV (plus, for Investor Class and Class A shares, any applicable front-end sales charge). NAV is generally calculated by each MainStay Fund as of the Fund’s close (usually 4:00 pm Eastern time) on the Exchange every day the Exchange is open. The MainStay Funds do not usually calculate their NAVs on days when the Exchange is scheduled to be closed. When you buy shares, you must pay the NAV next calculated after we receive your purchase request in good order. Alternatively, the MainStay Funds have arrangements with certain financial intermediary firms whereby purchase requests through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a MainStay Fund's NAV next computed after receipt in good order of the purchase request by these entities. Such financial intermediary firms are responsible for timely and accurately transmitting the purchase request to the MainStay Funds.

If the Exchange is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the Exchange has an unscheduled early closing on a day it has opened for business, a MainStay Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as New York Life Investments believes there generally remains an adequate market to obtain reliable and accurate market quotations. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, a MainStay Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until, and calculate a Fund’s NAV as of, such earlier closing time.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account. Please note that your bank may charge a fee for wire transfers.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the MainStay Funds, or your financial adviser on their behalf, must obtain the following information for each person who opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number or taxpayer identification number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Certain information regarding beneficial ownership will be verified, including information about the identity of beneficial owners of such entities.

Federal law prohibits the MainStay Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the MainStay Funds may restrict your ability to purchase additional shares until your identity is verified, and, for legal entities, the identity of beneficial owners is verified. The MainStay Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, and the MainStay Funds, New York Life Investments and its affiliates and the Board will not be responsible for any loss in your account or tax liability resulting therefrom.

CONVERSIONS BETWEEN SHARE CLASSES

In addition to any automatic conversion features described above in this Shareholder Guide with respect to Investor Class, Class B and Class C shares, you generally may also elect on a voluntary basis to convert, for example:

•	Investor Class shares into Class A shares, or Investor Class shares that are no longer subject to a CDSC into Class I shares, of the same MainStay Fund, subject to satisfying the eligibility requirements of Class A or Class I shares.

•	Class A shares that are no longer subject to a CDSC into Class I shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class I shares.

•	Class C shares that are no longer subject to a CDSC into Class A or Class I shares of the same MainStay Fund to facilitate participation in a fee-based advisory program, subject to satisfying the eligibility requirements of Class A or Class I shares.

Also, you generally may elect on a voluntary basis to convert your Investor Class, Class A or Class C shares that are no longer subject to a CDSC, or Class I, Class R1, Class R2 or Class R3 shares, into Class R6 shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class R6 shares.

These limitations do not impact any automatic conversion features described elsewhere in this Shareholder Guide with respect to Investor Class, Class B and Class C shares. An investor may directly or through his or her financial intermediary contact the MainStay Funds to request a voluntary conversion between share classes of the same MainStay Fund as described above. You may be required to provide sufficient information to establish eligibility to convert to the new share class. Class B shares are ineligible for a voluntary conversion. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If you fail to remain eligible for the new share class, you may be converted automatically back to your original share class. Although the MainStay Funds expect that a conversion (or intra-MainStay Fund exchange) between share classes of the same MainStay Fund should not result in the recognition of a gain or loss for tax purposes, you should consult with your own tax adviser with respect to the tax treatment of your investment in a MainStay Fund. The MainStay Funds may change, suspend or terminate this conversion feature at any time.

Class C shares held through a financial intermediary in an omnibus account will be converted into Class A shares or Investor Class shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, for example, when shares are invested through retirement plans or omnibus accounts, a financial intermediary may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares or Investor Class shares. Thus, the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods. In these circumstances, a Fund may not be able to automatically convert Class C shares into Class A shares or Investor Class shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or its financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares or Investor Class shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. For clients of financial intermediaries, it is the financial intermediary’s responsibility (and not the Funds’) to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

Following a share class conversion (or other similar shareholder transaction event, such as an intra-MainStay Fund exchange), the ongoing fees and expenses of the new share class will differ from and may be higher or lower than those of the share class that you previously held. You should carefully review information in this Prospectus relating to the new share class, including the fees, expenses and features of the new share class, or contact your financial intermediary for more information.

You should also consult your financial intermediary to learn more about the details of these types of shareholder transaction events for Fund shares held through the intermediary.

Opening Your Account – Individual Shareholders

	How	Details
By wire:

You or your financial adviser should call us toll-free at 800-624-6782 to obtain an account number and wiring instructions. Wire the purchase amount to:

State Street Bank and Trust Company

•       ABA #011-0000-28

•       MainStay Funds (DDA #99029415)

•       Attn: Custody and Shareholder Services

Please take note of the applicable minimum initial investment amounts for your MainStay Fund and share class.

The wire must include:

•     name(s) of investor(s);

•     your account number; and

•     MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer. An application must be received by NYLIM Service Company within three business days.

By mail:

Return your completed MainStay Funds Application with a check for the amount of your investment to:

MainStay Funds

P.O. Box 219003

Kansas City, MO 64121-9000

Send overnight orders to:

MainStay Funds

430 West 7th Street, Suite 219003

Kansas City, MO 64105-1407

Make your check payable to MainStay Funds. Please take note of the applicable minimum initial investment amounts for your MainStay Fund and share class.

Be sure to write on your check:

•     name(s) of investor(s); and

•     MainStay Fund name and share class.

Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application. Please take note of the applicable minimum investment amounts for your Fund and share class.

		•	The maximum ACH purchase amount is $100,000.
		•	If the bank information section of your application is not completed in its entirety, we will be unable to process your initial deposit.

Buying additional shares of the MainStay Funds – Individual Shareholders

	How	Details
By wire:	Wire the purchase amount to: State Street Bank and Trust Company • ABA #011-0000-28 • MainStay Funds (DDA #99029415) • Attn: Custody and Shareholder Services

Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

The wire must include:

•      name(s) of investor(s);

•      your account number; and

•      MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer.

By phone:	Call, or have your financial adviser call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open to make an ACH purchase.

Eligible investors can purchase shares by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

•      The maximum ACH purchase amount is $100,000.

•      We must have your bank information on file.

By mail:	Address your order to: MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000 Send overnight orders to: MainStay Funds 430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407

Make your check payable to MainStay Funds. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

Be sure to write on your check:

•      name(s) of investor(s);

•      your account number; and

•      MainStay Fund name and share class.

By internet:	Visit us at nylinvestments.com/funds

Eligible investors can purchase shares via ACH by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

•      The maximum ACH purchase amount is $100,000.

•      We must have your bank information on file.

Selling Shares – Individual Shareholders

	How	Details
By contacting your financial adviser:		• You may sell (redeem) your shares through your financial adviser or by any of the methods described below.
By phone:	To receive proceeds by check: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available.

•   Generally, after receiving your sell order by phone, we will send a check to the account owner at the owner's address of record the next business day, although it may take up to seven days to do so. Generally, we will not send checks to addresses on record for 30 days or less.

•   The maximum order we can process by phone is $100,000.

To receive proceeds by wire: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.

•   Generally, after receiving your sell order by phone, we will send the proceeds by bank wire to your bank account on file the next business day, although it may take up to seven days to do so. Your bank may charge you a fee to receive the wire transfer.

•   We must have your bank account information on file.

•   There is an $11 fee for wire redemptions, except no fee applies to redemptions of Class I shares.

•   Generally, the minimum wire transfer amount is $1,000.

To receive proceeds electronically by ACH: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.

•   Generally, after receiving your sell order by phone, we will send the proceeds by ACH transfer to your designated bank account on file the next business day, although it may take up to seven days to do so.

•   We must have your bank account information on file.

•   After we initiate the ACH transfer, proceeds may take 2-3 business days to reach your bank account.

•   The MainStay Funds do not charge fees for ACH transfers.

•   The maximum ACH transfer amount is $100,000.

By mail:	Address your order to: MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000 Send overnight orders to: MainStay Funds 430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407

Write a letter of instruction that includes:

•   your name(s) and signature(s);

•   your account number;

•   MainStay Fund name and share class; and

•   dollar amount or share amount you want to sell.

A Medallion Signature Guarantee may be required.

There is a $15 fee for Class A shares ($25 fee for Investor Class, Class B and Class C shares) for checks mailed to you via overnight service.

By internet:	Visit us at nylinvestments.com/funds

GENERAL POLICIES

The following are our general policies regarding the purchase and sale of MainStay Fund shares. The MainStay Funds reserve the right to change these policies at any time. Certain retirement plans and/or financial intermediaries may adopt different policies. Consult your plan or account documents for the policies applicable to you or contact your financial intermediary for more information.

Buying Shares

•	All investments must be in U.S. dollars with funds drawn on a U.S. bank. We generally will not accept payment in the following forms: travelers checks, personal money orders, credit card convenience checks, cash or starter checks.

•	Generally, we do not accept third-party checks, and we reserve the right to limit the number of checks processed at one time.

•	The MainStay Funds may not allow investments in accounts that do not have a correct address for the investor.

•	If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees a MainStay Fund incurs as a result. Your account will also be charged a $20 fee for each returned check or canceled ACH purchase. In addition, a MainStay Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•	If you wish to defer or stop an ACH purchase, please contact the MainStay Funds at least 3 days prior to the scheduled purchase.

•	A MainStay Fund may, in its discretion, reject, restrict or cancel, in whole or in part, without prior notice, any order for the purchase of shares.

•	The MainStay Funds do not issue share certificates at this time.

•	To buy shares by wire the same day, we generally must receive your wired money by 4:00 pm Eastern time. Your bank may charge a fee for the wire transfer.

•	To buy shares electronically via ACH, generally call before 4:00 pm Eastern time to buy shares at the current day's NAV.

Selling Shares

•	Your shares will be sold at the next NAV calculated after we receive your request in good order. Generally, we will make the payment, less any applicable CDSC, on the next business day for all forms of payment after receiving your request in good order. However, it may take up to seven days to do so.

•	If you redeem shares that were purchased by check or ACH shortly before such redemption, MainStay Funds will process your redemption but may delay sending the proceeds up to 10 days to reasonably ensure that the check or ACH payment has cleared.

•	When you sell Class B or Class C shares, or Investor Class or Class A shares when applicable, MainStay Funds will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.

•	The right to redeem shares of a Fund may be suspended and the payment of redemption proceeds may be postponed for any period beyond seven days:

—	during which the Exchange is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted;

—	when the SEC determines that a state of emergency exists that may make payment or transfer not reasonably practicable;

—	as the SEC may by order permit for the protection of the security holders of MainStay Funds; or

—	at any other time as the SEC, laws or regulations may allow.

•	In addition, in the case of the MainStay Money Market Fund, the Board may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Board also may suspend redemptions and irrevocably approve the liquidation of the MainStay Money Market Fund as permitted by applicable law.

•	Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the MainStay Funds take reasonable measures to verify the order.

•	Reinvestment will not relieve you of any tax consequences on gains realized from a sale. The deductions for losses, however, may be denied.

•	We require a written order to sell shares if an account has submitted a change of address during the previous 30 days, unless the proceeds of the sell order are directed to your bank account on file with us.

•	We require a written order to sell shares and a Medallion Signature Guarantee if:

—	the proceeds from the sale are to be wired and we do not have on file required bank information to wire funds;

—	the proceeds from the sale are being sent via wire or ACH to bank information that was added or changed within the past 30 days;

—	the proceeds from the sale will exceed $100,000 to the address of record;

—	the proceeds of the sale are to be sent to an address other than the address of record;

—	the account was designated as a lost shareholder account within 30 days of the redemption request; or

—	the proceeds are to be payable to someone other than the registered account holder(s).

•	In the interests of all shareholders, we reserve the right to:

—	temporarily hold redemption proceeds of natural persons (i) age 65 or older or (ii) age 18 and older who the Transfer Agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests from actual or attempted financial exploitation; however, the Transfer Agent is not required to hold redemption proceeds in these circumstances and does not assume any obligation to do so;

—	change or discontinue exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

—	change or discontinue the systematic withdrawal plan upon notice to shareholders;

—	close accounts with balances less than $250 invested in Investor Class shares or $750 invested in all other classes of shares (by redeeming all shares held and sending proceeds to the address of record); and/or

—	change the minimum investment amounts.

•	There is no fee for wire redemptions of Class I shares.

•	Calls received before 4:00 pm Eastern time will generally receive the current day's NAV.

•	Calls received after 4:00 pm Eastern time will receive the following business day’s NAV.

Each MainStay Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents or proceeds from the sale of portfolio holdings (or a combination of these methods), unless it believes circumstances warrant otherwise. For example, under stressed market conditions, as well as during emergency or temporary circumstances, each MainStay Fund may distribute redemption proceeds in-kind (rather than in cash), access its line of credit or overdraft facility, or borrow through other sources (e.g., reverse repurchase agreements or engage in certain types of derivatives) to meet redemption requests. See “Redemptions-In-Kind” below and the SAI for more details regarding redemptions-in-kind.

MainStay Money Market Fund

The MainStay Money Market Fund intends to qualify as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act or the rules governing money market funds. As a “retail money market fund,” the Fund has adopted policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. In order to be eligible to invest in the Fund, you may be required to furnish the Fund or your financial intermediary with certain information (e.g., social security number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a social security number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Fund and the Fund will deny purchases of Fund shares by such accounts.

Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment power held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

Financial intermediaries are required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to invest in, or are no longer eligible to invest in, the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required by the Fund or a service provider to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.

The Fund may involuntarily redeem investors that do not satisfy the eligibility requirements for a “retail money market fund” or accounts that the Fund cannot confirm to its satisfaction are beneficially owned by natural persons. Neither the Fund, the Manager nor the Subadvisor will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Additional Information

Wiring money to the MainStay Funds reduces the time a shareholder must wait before redeeming shares. Wired funds are generally available for redemption on the next business day. A 10-day hold may be placed on purchases made by check or ACH payment from the date the purchase is received, making them unavailable for immediate redemption.

You may receive confirmation statements that describe your transactions. You should review the information in the confirmation statements carefully. If you notice an error, you should call the MainStay Funds or your financial adviser immediately. If you or your financial adviser fails to notify the MainStay Funds within one year of the transaction, you may be required to bear the costs of correction.

The policies and fees described in this Prospectus govern transactions with the MainStay Funds. If you invest through a third party—bank, broker/dealer, 401(k), financial adviser or financial supermarket—there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the return to investors who purchase through financial intermediaries may be less than the return earned by investors who invest in a MainStay Fund directly. Consult a representative of your plan or financial institution if in doubt.

From time to time any of the MainStay Funds may close and reopen to new investors or new share purchases at their discretion. Due to the nature of their portfolio investments, certain MainStay Funds may be more likely to close and reopen than others. If a MainStay Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the MainStay Fund, your account will be closed and you will not be able to make any additional investments in that MainStay Fund. If a MainStay Fund is closed to new investors, you may not exchange shares of other MainStay Funds for shares of that MainStay Fund unless you are already a shareholder of such MainStay Fund.

It is important that the MainStay Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the MainStay Funds. It is the responsibility of an investor to ensure that the MainStay Funds are aware of the correct address for the investor’s account(s). It is important to promptly notify us of any name or address changes.

Mutual fund accounts can be considered abandoned property.

States increasingly are looking at inactive mutual fund accounts as possible abandoned or unclaimed property. Under certain circumstances, the MainStay Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. The MainStay Funds, the Board, and NYLIM Service Company and its affiliates will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a MainStay Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.

Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted the MainStay Funds for an “inactivity period” as specified in applicable state laws. If a MainStay Fund is unable to establish contact with an investor, the MainStay Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.

We strongly encourage you to contact us at least annually to review your account information. Below are ways in which you can assist us in safeguarding your MainStay Fund investments.

•	Log in to your account by entering your user ID and Personal ID (PIN) at nylinvestments.com/funds to view your account information. Please note, simply visiting our public website may not be considered establishing contact with us under state escheatment laws.

•	Call our 24-hour automated service line at 800-624-6782 and select option 1 for an account balance using your PIN.

•	Call one of our customer service representatives at 800-624-6782 Monday through Friday from 8:30 am to 5:00 pm Eastern time. Certain state escheatment laws do not consider contact by phone to be customer-initiated activity and such activity may be achieved only by contacting MainStay Funds in writing or through the MainStay Funds’ website.

•	Take action on letters received in the mail from MainStay concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

•	If you are a resident of Texas, you may designate a representative to receive escheatment or abandoned property notices regarding MainStay Fund shares by completing and submitting a designation form that can be found on the website of the Texas Comptroller. The completed designation form may be mailed to the MainStay Funds. For more information, please call 800-624-6782.

The Prospectus and SAI, related regulatory filings, and any other MainStay Fund communications or disclosure documents do not purport to create any contractual obligations between the Funds and shareholders. The MainStay Funds may amend any of these documents or enter into (or amend) a contract on behalf of the Funds without shareholder approval except where shareholder approval is specifically required. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Funds, including contracts with New York Life Investments, a Subadvisor or other parties who provide services to the Funds.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps protect against fraud. To protect your account, each MainStay Fund and the Transfer Agent from fraud, Medallion Signature Guarantees are required to enable us to verify the identity or capacity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account by check to the address of record and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program, the Stock Exchange Medallion Program, or the New York Stock Exchange Medallion Signature Program. Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.

Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable.

Investing for Retirement

You can purchase shares of most, but not all, of the MainStay Funds for retirement plans providing tax-deferred investments for individuals and institutions. You can use MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts ("CESA") (previously named Education IRA) as well as SEP and SIMPLE IRA plans. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax advisor before establishing any tax-deferred retirement plan.

Not all MainStay Funds are available for all types of retirement plans or through all distribution channels. Please contact the MainStay Funds at 800-624-6782 and see the SAI for further details.

Purchases-In-Kind

You may purchase shares of a MainStay Fund by transferring securities to a MainStay Fund in exchange for MainStay Fund shares ("in-kind purchase"). In-kind purchases may be made only upon the MainStay Funds' approval and determination that the securities are acceptable investments for the MainStay Fund and are purchased consistent with the MainStay Fund's procedures relating to in-kind purchases. The MainStay Funds reserve the right to amend or terminate this practice at any time. You must call the MainStay Funds at 800-624-6782 before sending any securities. Please see the SAI for additional details.

Redemptions-In-Kind

The MainStay Funds reserve the right to pay redemptions, either totally or partially, by redemption-in-kind of securities (instead of cash) from the applicable MainStay Fund’s portfolio, consistent with the MainStay Fund’s procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder. Each Fund may distribute redemption proceeds in-kind under normal and stressed market conditions as well as during emergency or temporary circumstances. In addition, a Fund may distribute redemption proceeds in-kind to any type of shareholder or account, including retail and omnibus accounts. The MainStay Funds may also redeem shares in-kind upon the request of a shareholder. The securities distributed in such a redemption would be effected through a distribution of the MainStay Fund’s portfolio securities (generally pro rata) and valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. Such securities may be illiquid, which means that they may be difficult or impossible to sell at an advantageous time or price. If a shareholder receives a redemption-in-kind, he or she should expect that the in-kind distribution would be subject to market and other risks, such as liquidity risk, before sale, and to incur transaction costs, including brokerage costs, when he or she converts the securities to cash. Gains or losses on the disposition of securities may also be tax reportable. Please see the SAI for additional details.

The Reinvestment Privilege May Help You Avoid Sales Charges

When you sell shares, you have the right—for 90 days—to reinvest any or all of the money in the same account and class of shares of the same or another MainStay Fund without paying another sales charge (so long as (i) those shares have not been reinvested once already; (ii) your account is not subject to a 30-day block as described in "Excessive Purchases and Redemptions or Exchanges;" and (iii) you are not reinvesting your required minimum distribution). If you paid a sales charge when you redeemed, you will receive a pro rata credit for reinvesting in the same account and class of shares.

Reinvestment will not relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

Convenient, yes...but not risk-free. Telephone and internet redemption privileges are convenient, but with them you give up some security. When you sign the application to buy shares, you agree that the MainStay Funds, the Board, and NYLIM Service Company and its affiliates will not be liable for following phone instructions that NYLIM Service Company or its affiliates reasonably believe are genuine. When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless we fail to use established safeguards for your protection. The following safeguards are among those currently in place at MainStay Funds:

• all phone calls with service representatives are recorded; and

• written confirmation of every transaction is sent to your address of record.

We reserve the right to suspend the MainStay Audio Response System and website at any time or if the systems become inoperable due to technical problems.

MainStay Money Market Fund Check Writing

You can sell shares of the MainStay Money Market Fund by writing checks for an amount that meets or exceeds the pre-set minimum stated on your check. You need to complete special forms to set up check writing privileges. You cannot close your account by writing a check. This option is not available for IRAs, CESAs, 403(b)(7)s or qualified retirement plans.

Information on Liquidity Fees and Redemption Gates for the MainStay Money Market Fund

Pursuant to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from the MainStay Money Market Fund of up to 2% or a redemption gate to temporarily suspend the right of redemption from the Fund for up to 10 business days (in any 90 day period) in the event that the Fund’s “weekly liquid assets” fall below certain required minimums because of market conditions or other factors.

If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the Board, based on its determination that the liquidity fee and/or redemption gate is in the best interests of the Fund, may, as early as the same day: (i) impose a liquidity fee of no more than 2% on redemptions from the Fund; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets at the end of any business day, the Fund must impose, as of the beginning of the next business day, a liquidity fee of 1% on redemptions from the Fund, unless the Board (including a majority of Independent Trustees) determines that not doing so is in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) is in the best interests of the Fund.

The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time, if it believes such action to be in the best interests of the Fund and its shareholders. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once the Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days (in any 90 day period). When a fee or a gate is in place, the Fund may determine to halt purchases and exchanges or to subject any purchases to certain conditions, including, for example, a written affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a redemption gate is in place for the Fund, shareholders may not be permitted to exchange into or out of the Fund. Any redemption requests submitted while a redemption gate is in place, including any checks written under established checkwriting privileges, will be cancelled without further notice. In that case, a new redemption request must be submitted to the Fund if you wish to redeem your shares after the redemption gate has been lifted. During periods when the Fund is imposing a liquidity fee, shareholders may exchange out of the Fund but will be subject to the applicable liquidity fee, which will reduce the value of the shares exchanged.

Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. The imposition and termination of a liquidity fee or redemption gate will be reported by the Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, the Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other means. Liquidity fees would reduce the amount you receive upon redemption of your shares. The Fund would retain the liquidity fees for the benefit of remaining shareholders.

The Board may, in its discretion, permanently suspend redemptions and liquidate the Fund, if, among other things, at the end of a business day the Fund has less than 10% of its total assets invested in weekly liquid assets.

SHAREHOLDER SERVICES

Automatic Services

Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application, by accessing your shareholder account on the internet at nylinvestments.com/funds, by contacting your financial adviser for instructions, or by calling us toll-free at 800-624-6782 for a form.

Systematic Investing—Individual Shareholders Only

MainStay offers four automatic investment plans:

1. AutoInvest

If you obtain authorization from your bank, you can automatically debit your designated bank account to:

•	make regularly scheduled investments; and/or

•	purchase shares whenever you choose.

2. Dividend or Capital Gains Reinvestment

Automatically reinvest dividends, distributions or capital gains from one MainStay Fund into the same MainStay Fund or the same class of any other MainStay Fund. Accounts established with dividend or capital gains reinvestment must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class.

3. Payroll Deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

4. Systematic Exchange

Exchanges must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B or Class C shares at the time of the initial request. You may systematically exchange a share or dollar amount from one MainStay Fund into any other MainStay Fund in the same share class. Accounts established with a systematic exchange must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class. Please see "Exchanging Shares Among MainStay Funds" for more information.

Systematic Withdrawal Plan—Individual Shareholders Only

Withdrawals must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B and Class C shares at the time of the initial request. The above minimums are waived for IRA and 403(b)(7) accounts where the systematic withdrawal represents required minimum distributions.

NYLIM Service Company acts as the agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment and any CDSC, if applicable.

The MainStay Funds will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

Exchanging Shares Among MainStay Funds

Exchanges will be based upon each MainStay Fund's NAV next determined following receipt of a properly executed exchange request.

You exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. Investment minimums and eligibility requirements apply to exchanges. Please note that certain MainStay Funds have higher investment minimums. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another MainStay Fund. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge. If you choose to sell Class B or Class C shares and then separately buy Investor Class or Class A shares, you may have to pay a deferred sales charge on the Class B or Class C shares, as well as pay an initial sales charge on the purchase of Investor Class or Class A shares.

In addition, if you exchange Class B or Class C shares of a MainStay Fund into Class B or Class C shares of the MainStay Money Market Fund or if you exchange Investor Class shares or Class A shares of a MainStay Fund subject to the 1.00% CDSC into Investor Class shares or Class A shares of the MainStay Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Investor Class, Class A, Class B or Class C shares, as applicable, of another non-money market MainStay Fund. The holding period for purposes of determining conversion of Class B shares or Class C shares into Investor Class or Class A shares also stops until you exchange back into Class B shares or Class C shares of another non-money market MainStay Fund.

You also may exchange shares of a MainStay Fund for shares of an identical class, if offered, of any series of certain other open-end investment companies sponsored, advised or administered by New York Life Investments or any affiliate thereof (provided such series is registered for sale in your state of residence or an exemption from registration is available) some of which are offered in this Prospectus and some of which are offered in separate prospectuses, including:

MainStay Balanced Fund

MainStay Candriam Emerging Markets Debt Fund

MainStay Candriam Emerging Markets Equity Fund

MainStay CBRE Global Infrastructure Fund

MainStay CBRE Real Estate Fund

MainStay Conservative Allocation Fund

MainStay Conservative ETF Allocation Fund

MainStay Cushing MLP Premier Fund

MainStay Defensive ETF Allocation Fund

MainStay Epoch Capital Growth Fund

MainStay Epoch Global Equity Yield Fund

MainStay Epoch International Choice Fund

MainStay Epoch U.S. All Cap Fund

MainStay Epoch U.S. Equity Yield Fund

MainStay Equity ETF Allocation Fund

MainStay Floating Rate Fund

MainStay Growth Allocation Fund

MainStay Growth ETF Allocation Fund

MainStay Income Builder Fund

MainStay MacKay California Tax Free Opportunities Fund

MainStay MacKay WMC Enduring Capital Fund

MainStay MacKay Convertible Fund

MainStay MacKay Growth Fund

MainStay MacKay High Yield Corporate Bond Fund

MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay Infrastructure Bond Fund

MainStay MacKay International Equity Fund

MainStay MacKay Intermediate Tax Free Bond Fund

MainStay MacKay International Opportunities Fund

MainStay MacKay New York Tax Free Opportunities Fund**

MainStay MacKay S&P 500 Index Fund

MainStay MacKay Short Duration High Yield Fund

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Small Cap Core Fund

MainStay MacKay Tax Free Bond Fund

MainStay MacKay Total Return Bond Fund

MainStay MacKay Unconstrained Bond Fund

MainStay MacKay U.S. Equity Opportunities Fund

MainStay MAP Equity Fund

MainStay Moderate Allocation Fund

MainStay Moderate ETF Allocation Fund

MainStay Moderate Growth Allocation Fund

MainStay Money Market Fund

MainStay Short Term Bond Fund

MainStay Winslow Large Cap Growth Fund

*        The Fund is registered for sale in AZ, CA, NV, OR, TX, UT WA, and MI (Class A and I shares only), and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I only).

**       The Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that MainStay Fund or are otherwise eligible for purchase. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.

Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax advisor on the consequences.

Before making an exchange request, read the prospectus of the MainStay Fund you wish to purchase by exchange. You can obtain a prospectus for any MainStay Fund by contacting your broker, financial adviser or other financial intermediary, by visiting nylinvestments.com/funds or by calling the MainStay Funds at 800-624-6782. Following an exchange, the ongoing fees and expenses of the new MainStay Fund will differ from and may be higher or lower than those of the MainStay Fund that you previously held. The Prospectus relating to the new MainStay Fund includes information regarding the fees, expenses and other characteristics of the new MainStay Fund.

The exchange privilege is not intended as a vehicle for short-term trading, nor are the MainStay Funds designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see "Excessive Purchases and Redemptions or Exchanges").

The MainStay Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

In certain circumstances you may have to pay a sales charge.

Daily Dividend MainStay Fund Exchanges

If you exchange all your shares in the MainStay Floating Rate Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Tax Free Bond Fund or MainStay Money Market Fund for shares of the same class in another MainStay Fund, any dividends that have been declared but not yet distributed will be credited to the new MainStay Fund account. If you exchange all your shares in the MainStay Floating Rate Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund or MainStay Money Market Fund for shares of the same class in more than one MainStay Fund, undistributed dividends will be credited to the last MainStay Fund account that you exchange to.

We try to make investing easy by offering a variety of programs to buy, sell and exchange MainStay Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.

Excessive Purchases and Redemptions or Exchanges

The MainStay Funds are not intended to be used as a vehicle for frequent, excessive or short-term trading (such as market timing). The interests of a MainStay Fund's shareholders and the MainStay Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges (if applicable) of the MainStay Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a MainStay Fund's investment strategies or negatively impact the MainStay Fund’s performance. For example, the Manager or a Subadvisor might have to maintain more of a MainStay Fund's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of MainStay Fund shares may dilute the value of shares held by long-term shareholders. MainStay Funds investing in securities that are thinly traded, trade infrequently or are relatively illiquid (such as foreign securities, high-yield securities and small-cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation considerations applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity. For MainStay Funds that invest in foreign investments, securities may be listed on foreign exchanges that trade on days when the MainStay Fund does not calculate NAV, and as a result the market value of the MainStay Fund's investments may change on days when you cannot purchase or redeem MainStay Fund shares. Furthermore, foreign securities traded on foreign exchanges present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the foreign exchanges but prior to the close of the Exchange. Accordingly, the Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of MainStay Fund shares in order to protect long-term MainStay Fund shareholders. These policies are discussed more fully below. There is the risk that the MainStay Funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. A MainStay Fund may change its policies or procedures at any time without prior notice to shareholders.

The MainStay Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor's financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the MainStay Funds. If an order is cancelled due to a violation of this policy, and such cancellation causes a monetary loss to a MainStay Fund, such loss may become the responsibility of the party that placed the transaction or the account owner. In addition, the MainStay Funds reserve the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in the Prospectuses) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of MainStay Fund shares that could adversely affect a MainStay Fund or its operations, including those from any individual or group who, in the MainStay Funds' judgment, is likely to harm MainStay Fund shareholders. Pursuant to the MainStay Funds' policies and procedures, a MainStay Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the MainStay Fund's long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans and trades within the MainStay Money Market Fund are not subject to the surveillance procedures. Other exceptions are subject to the advance approval by the MainStay Funds' Chief Compliance Officer and/or New York Life Investments’ Chief Executive Officer, among others, and are subject to Board oversight. Apart from trading permitted or exceptions granted in accordance with the MainStay Funds' policies and procedures, no MainStay Fund accommodates, nor has any arrangement to permit, frequent purchases and redemptions of MainStay Fund shares.

The MainStay Funds, through New York Life Investments, the Transfer Agent and the Distributor, maintain surveillance procedures designed to detect excessive or short-term trading in MainStay Fund shares. As part of this surveillance process, the MainStay Funds examine transactions in MainStay Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The MainStay Funds also may consider the history of trading activity in all accounts known to be under common ownership, control or influence. To the extent identified under these surveillance procedures, a MainStay Fund may place a 30-day "block" on any account if, during any 30-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for at least an additional 30-day period in that MainStay Fund. The MainStay Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate, the MainStay Funds will rely on a financial intermediary to apply the intermediary’s market timing procedures to an omnibus account. In certain cases, these procedures will be less restrictive than the MainStay Funds' procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the manager of such strategies represents to the satisfaction of the MainStay Funds' Chief Compliance Officer that such investment programs and strategies are consistent with the MainStay Funds' objective of avoiding disruption due to market timing or frequent trading.

In addition to these measures, the MainStay Funds may from time to time impose a redemption fee on redemptions or exchanges of MainStay Fund shares made within a certain period of time in order to deter excessive or short-term trading and to offset certain costs associated with such trading.

While the MainStay Funds discourage excessive or short-term trading, there is no assurance that the MainStay Funds or their procedures will be able to effectively detect such activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The MainStay Funds' ability to reasonably detect all such trading may be limited, for example, where the MainStay Funds must rely on the cooperation of and/or information provided by financial intermediaries or retirement plans or where the costs of surveillance on certain trading exceeds the anticipated benefit of such surveillance to MainStay Fund shareholders.

FAIR VALUATION AND PORTFOLIO HOLDINGS DISCLOSURE

Determining the MainStay Funds' Share Prices and the Valuation of Securities and Other Assets

Each MainStay Fund generally calculates its NAV at the Fund’s close (usually 4:00 pm Eastern time) every day the Exchange is open. The MainStay Funds do not calculate their NAVs on days on which the Exchange is closed. The NAV per share for a class of shares is determined by dividing the value of the net assets attributable to that class by the number of shares of that class outstanding on that day.

The value of a MainStay Fund's investments is generally based (in whole or in part) on current market prices (amortized cost, in the case of the MainStay Money Market Fund and other MainStay Funds that hold debt securities with a remaining maturity of 60 days or less). If current market values of the MainStay Funds' investments are not available or, in the judgment of New York Life Investments, do not accurately reflect the fair value of a security, the fair value of the investment will be determined in good faith in accordance with procedures approved by the Board. Changes in the value of a MainStay Fund's portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless New York Life Investments, in consultation with the Subadvisor(s) (if applicable), determines that a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A MainStay Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the MainStay Fund does not price its shares. Consequently, the value of portfolio securities of a MainStay Fund may change on days when shareholders will not be able to purchase or redeem shares.

With respect to any portion of a MainStay Fund's assets invested in one or more Underlying Funds, the MainStay Fund's NAV is calculated based upon the NAVs of those Underlying Funds, except for exchange-traded Underlying Funds which are generally valued based on market prices.

The Board has adopted valuation procedures establishing methodologies for the valuation of the MainStay Funds’ portfolio securities and other assets and has delegated day-to-day responsibility for fair value determinations to the MainStay Funds' Valuation Committee and Valuation Subcommittee. Determinations of these Committees are subject to review and ratification, if appropriate, by the Board at its next regularly scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets and the specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the MainStay Fund calculates its NAV or based on other considerations. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The MainStay Funds expect to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The MainStay Funds may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, certain MainStay Funds, notably the MainStay International/Global Equity Funds, have fair valuation procedures which include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available. For Underlying Funds in which the MainStay Funds may invest, additional information about the circumstances when those Underlying Funds may use fair value pricing may be found in each Underlying Fund’s respective prospectus.

There may be other instances where market quotations are not readily available or standard pricing principles do not apply. Please see the SAI for additional information about the valuations of the MainStay Funds’ securities and other assets and on how NAV is calculated.

Portfolio Holdings Information

A description of the MainStay Funds' policies and procedures with respect to the disclosure of each of the MainStay Funds' portfolio securities holdings is available in the SAI. Generally, a complete schedule of each of the MainStay Funds' portfolio holdings will be made public on the MainStay Funds' website at nylinvestments.com/funds 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-624-6782.

MainStay Money Market Fund will post on the MainStay Funds' website its complete schedule of portfolio holdings as of the last business day of the prior month, no later than the fifth business day following month-end. MainStay Money Market Fund's postings will remain on the MainStay Funds' website for a period of at least six months after posting. Also, in the case of the MainStay Money Market Fund, certain portfolio information will be provided in monthly holdings reports to the SEC on Form N-MFP. Form N-MFP will be made immediately available to the public by the SEC, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the MainStay Funds’ website.

The portfolio holdings for MainStay Cushing MLP Premier Fund, MainStay MacKay High Yield Corporate Bond Fund and MainStay MacKay Short Duration High Yield Fund will be made public 60 days after quarter end.

The portfolio holdings for MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay Epoch U.S. All Cap Fund and MainStay Epoch U.S. Equity Yield Fund will be made public 15 days after month end.

The portfolio holdings for MainStay MacKay Infrastructure Bond Fund and MainStay Tax-Exempt Funds will be made public 60 days after month end.

All portfolio holdings will be posted on the appropriate MainStay Fund’s website and remain accessible until an updated shareholder report on Form N-CSR is filed or a Form N-PORT is filed.

OPERATION AS A MANAGER OF MANAGERS

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the MainStay Funds. The Manager and the MainStay Group of Funds, including the MainStay Funds that are covered by this Prospectus, have obtained an exemptive order (the “Order”) from the SEC permitting the Manager, on behalf of a MainStay Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire and to modify any existing or future subadvisory agreement with unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). The Order supersedes a prior SEC exemptive order, which applied only to hiring, or modifying existing or future subadvisory agreements with unaffiliated subadvisors. In addition, pursuant to guidance provided by the staff of the SEC, Funds covered by this Prospectus may modify any existing or future subadvisory agreement with subadvisors that are not Wholly-Owned Subadvisors, but are otherwise an “affiliated person” (as defined in the 1940 Act) of New York Life Investments (“Affiliated Subadvisors”) provided that certain conditions are met (“Interpretive Relief”). This authority is subject to certain conditions, including that each MainStay Fund will notify shareholders and provide them with certain information within 90 days of hiring a new subadvisor.

Certain MainStay Funds, including those listed in the table below, have approved operating under a manager-of-managers structure with respect to any affiliated or unaffiliated subadvisor, and may rely on the Order and Interpretive Relief as they relate to Wholly-Owned Subadvisors, Affiliated Subadvisors and unaffiliated subadvisors, while other MainStay Funds may rely on the Order only as it relates to unaffiliated subadvisors. Certain other MainStay Funds may not rely on any aspect of the Order without obtaining shareholder approval.

Fund	May Rely on Order for Wholly-Owned Subadvisors and Unaffiliated Subadvisors and the Interpretive Relief for Affiliated Subadvisors	May Rely on Order Only for Unaffiliated Subadvisors*	Currently May Not Rely on Order**
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	x
MainStay Income Builder Fund		x
MainStay MacKay WMC Enduring Capital Fund		x
MainStay MacKay Convertible Fund		x
MainStay MacKay High Yield Corporate Bond Fund		x
MainStay MacKay Infrastructure Bond Fund		x
MainStay MacKay International Equity Fund		x
MainStay MacKay Tax Free Bond Fund		x
MainStay MacKay Unconstrained Bond Fund		x
MainStay MAP Equity Fund		x
MainStay Money Market Fund		x
MainStay Winslow Large Cap Growth Fund		x
MAINSTAY FUNDS TRUST
MainStay Balanced Fund		x
MainStay Candriam Emerging Markets Equity Fund	x
MainStay CBRE Global Infrastructure Fund	x
MainStay CBRE Real Estate Fund	x
MainStay Conservative Allocation Fund			x
MainStay Conservative ETF Allocation Fund	x
MainStay Cushing MLP Premier Fund		x
MainStay Defensive ETF Allocation Fund	x
MainStay Epoch Capital Growth Fund	x
MainStay Epoch Global Equity Yield Fund		x
MainStay Epoch International Choice Fund		x
MainStay Epoch U.S. All Cap Fund		x
MainStay Epoch U.S. Equity Yield Fund		x
MainStay Equity ETF Allocation Fund	x
MainStay Floating Rate Fund			x
MainStay Growth Allocation Fund			x
MainStay Growth ETF Allocation Fund	x
MainStay MacKay California Tax Free Opportunities Fund		x
MainStay MacKay Growth Fund	x
MainStay MacKay High Yield Municipal Bond Fund		x
MainStay MacKay Intermediate Tax Free Bond Fund	x
MainStay MacKay International Opportunities Fund		x
MainStay MacKay New York Tax Free Opportunities Fund		x
MainStay MacKay S&P 500 Index Fund			x
MainStay MacKay Short Duration High Yield Fund		x
MainStay MacKay Short Term Municipal Fund			x
MainStay MacKay Small Cap Core Fund		x
MainStay MacKay Total Return Bond Fund			x
MainStay MacKay U.S. Equity Opportunities Fund		x
MainStay Moderate Allocation Fund			x
MainStay Moderate ETF Allocation Fund	x
MainStay Moderate Growth Allocation Fund			x
MainStay Short Term Bond Fund			x

* The shareholders of these MainStay Funds must separately approve the use of the Order as it relates to Wholly-Owned Subadvisors before it may be relied upon to hire, or to modify existing or future subadvisory agreements with, Wholly-Owned Subadvisors.

** The shareholders of each of these MainStay Funds must approve the operation of the respective MainStay Fund in accordance with the Order for the Manager and the MainStay Fund to rely on the Order as it relates to Wholly-Owned Subadvisors and/or unaffiliated subadvisors.

FUND EARNINGS

Dividends and Interest

Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, pays this income to you as "dividends." The dividends paid by each MainStay Fund will vary based on the income from its investments and the expenses incurred by the MainStay Fund.

Each Fund reserves the right to automatically reinvest dividend distributions of less than $10.00.

Dividends and Distributions

Each MainStay Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year to the extent that dividends and/or capital gains are available for distribution. For the purpose of seeking to maintain its share price at $1.00, among other things, the MainStay Money Market Fund will distribute all or a portion of its capital gains and may reduce or withhold any income and/or gains generated by its portfolio. The MainStay Funds declare and pay dividends as set forth below:

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least annually:

MainStay Candriam Emerging Markets Equity Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch International Choice Fund, MainStay Epoch U.S. All Cap Fund, MainStay Equity ETF Allocation Fund, MainStay Growth Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay MacKay WMC Enduring Capital Fund, MainStay MacKay Growth Fund, MainStay MacKay International Equity Fund, MainStay MacKay International Opportunities Fund, MainStay MacKay S&P 500 Index Fund, MainStay MacKay Small Cap Core Fund, MainStay MacKay U.S. Equity Opportunities Fund, MainStay MAP Equity Fund, MainStay Moderate Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay Moderate Growth Allocation Fund and MainStay Winslow Large Cap Growth Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least quarterly:

MainStay Balanced Fund, MainStay CBRE Global Infrastructure Fund, MainStay CBRE Real Estate Fund, MainStay Conservative Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Defensive ETF Allocation Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. Equity Yield Fund and MainStay MacKay Convertible Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least monthly:

MainStay Candriam Emerging Markets Debt Fund, MainStay Cushing MLP Premier Fund, MainStay Income Builder Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Short Duration High Yield Fund, MainStay MacKay Total Return Bond Fund, MainStay MacKay Unconstrained Bond Fund and MainStay Short Term Bond Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared daily and paid at least monthly:

MainStay Floating Rate Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Infrastructure Bond Fund, MainStay MacKay Intermediate Tax Free Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Tax Free Bond Fund and MainStay Money Market Fund

Dividends are generally paid during the last week of the month after a dividend is declared, except in December when they may be paid earlier in the month.

You generally begin earning dividends the next business day after the MainStay Funds receives your purchase request in good order.

Shareholders generally prefer to buy after the dividend payment. Shareholders may prefer to avoid buying shares shortly before a dividend payment because part of their investment may be returned in the form of a dividend, which may be taxable.

Capital Gains

The MainStay Funds earn capital gains when they sell securities at a profit.

When the Funds Pay Capital Gains

The MainStay Funds (other than the MainStay Cushing MLP Premier Fund) will normally declare and distribute any capital gains, if any, to shareholders annually, typically in December.

How to Take Your Earnings

You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial adviser (if permitted) or the MainStay Funds directly. The seven choices are:

1.	Reinvest dividends and capital gains in:

•	the same MainStay Fund; or

•	another MainStay Fund of your choice (other than a MainStay Fund that is closed, either to new investors or to new share purchases).

2.	Take the dividends in cash and reinvest the capital gains in the same MainStay Fund.

3.	Take the capital gains in cash and reinvest the dividends in the same MainStay Fund.

4.	Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same MainStay Fund.

5.	Take dividends and capital gains in cash.

6.	Reinvest all or a percentage of the capital gains in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original MainStay Fund.

7.	Reinvest all or a percentage of the dividends in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original MainStay Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same MainStay Fund.

If you prefer to reinvest dividends and/or capital gains in another MainStay Fund, you must first establish an account in that class of shares of the MainStay Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

UNDERSTAND THE TAX CONSEQUENCES

MainStay Candriam Emerging Markets Equity Fund, MainStay International/Global Equity Funds, MainStay Mixed Asset Funds, MainStay Money Market Fund, MainStay Taxable Bond Funds and MainStay U.S. Equity Funds

Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable law. If you are not a tax-exempt shareholder virtually all of the dividends and capital gains distributions you receive from the MainStay Funds are subject to tax, whether you take them as cash or automatically reinvest them. Distributions from a MainStay Fund's realized capital gains are subject to tax based on the length of time a MainStay Fund holds its investments, regardless of how long you hold MainStay Fund shares. Generally, if a MainStay Fund realizes long-term capital gains, the capital gains distributions are subject to tax as long-term capital gains; earnings realized from short-term capital gains and income generated on debt investments, dividend income and other sources are generally subject to tax as ordinary income upon distribution.

For individual and certain other non-corporate shareholders, a portion of the dividends received from the MainStay Funds may be treated as "qualified dividend income," which is subject to tax to individuals and certain other non-corporate shareholders at preferential rates, to the extent that such MainStay Funds earn qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding period and other requirements are met. Individual and certain other non-corporate shareholders must also generally satisfy a more than 60-day holding period and other requirements with respect to each distribution of qualified dividends in order to qualify for the preferential rates on such distributions. For certain corporate shareholders, a portion of the dividends received from the MainStay Funds may qualify for the corporate dividends received deduction if certain conditions are met. The maximum individual federal income tax rate applicable to qualified dividend income and long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

Under certain circumstances, the MainStay Money Market Fund may impose a liquidity fee on Fund redemptions. A liquidity fee will reduce the amount a shareholder will receive upon the redemption of the shareholder’s shares, and will decrease the amount of any capital gain or increase the amount of any capital loss the shareholder will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by the Fund, and such tax treatment may be the subject of future guidance issued by the IRS. If a Fund earns liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the section entitled “Information on Liquidity Fees and Redemption Gates for the MainStay Money Market Fund” above for additional information regarding liquidity fees.

MainStay Tax-Exempt Funds

The MainStay Tax-Exempt Funds’ distributions to shareholders are generally expected to be exempt from regular federal income taxes, and in the case of MainStay MacKay California Tax Free Opportunities Fund and MainStay MacKay New York Tax Free Opportunities Fund, California and New York personal income taxes, respectively. A portion of the distributions may be subject to the alternative minimum tax. In addition, these MainStay Funds may also derive taxable income and/or capital gains. Distributions to shareholders of any such taxable income or capital gains would generally be subject to tax whether you take them as cash or automatically reinvest them. These MainStay Funds' realized earnings, if any, from capital gains are subject to tax based on the length of time such MainStay Fund holds investments, regardless of how long you hold MainStay Fund shares. If any of the MainStay Tax-Exempt Funds realize long-term capital gains, the earnings distributions are subject to tax as long-term capital gains; earnings from short-term capital gains and taxable income generated on debt investments and other sources are generally subject to tax as ordinary income upon distribution. Interest on indebtedness incurred or continued to be incurred by a shareholder of a MainStay Tax-Exempt Fund to purchase or carry shares of such a Fund is not deductible to the extent it is deemed related to the Fund’s distributions from tax-exempt income.

"Tax-Free" Rarely Means "Totally Tax-Free"

•	A tax-free fund or municipal bond fund may earn taxable income—in other words, you may have taxable income even from a generally tax-free fund.

•	Tax-exempt dividends may still be subject to state and local taxes.

•	Any time you sell shares—even shares of a tax-free fund—you will generally be subject to tax on any gain (the rise in the share price above the price at which you purchased the shares).

•	If you sell shares of a tax-free fund at a loss after receiving a tax-exempt dividend, and you have held the shares for six months or less, then you may not be allowed to claim a loss on the sale.

•	Some tax-exempt income may be subject to the alternative minimum tax.

•	Capital gains declared in a tax-free fund are not tax-free.

•	Acquisitions of municipal securities at a market discount may also result in ordinary income.

MainStay MacKay California Tax Free Opportunities Fund

So long as, at the close of each quarter of the MainStay MacKay California Tax Free Opportunities Fund’s taxable year, at least 50% of the value of the MainStay MacKay California Tax Free Opportunities Fund’s assets consists of California municipal bonds, distributions not exceeding the interest received on such California municipal bonds less deductible expenses allocable to such interest will be treated as interest excludable from the income of California residents for purposes of the California personal income tax. Such distributions paid to a shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. Interest income from other investments may produce taxable dividend distributions. If you are subject to income tax in a state other than California, distributions derived from interest on California municipal bonds may, depending on the treatment of out-of-state municipal bonds by that state, not be exempt from tax in that state. Distributions of taxable income and capital gains will be subject to tax at ordinary income tax rates for California state income tax purposes. Interest on indebtedness incurred or continued by a shareholder of the MainStay MacKay California Tax Free Opportunities Fund to purchase or carry shares of the MainStay MacKay California Tax Free Opportunities Fund generally will not be deductible for California personal income tax purposes. Interest on indebtedness incurred or continued to be incurred by a shareholder of MainStay MacKay California Tax Free Opportunities Fund to purchase or carry shares of the Fund is not deductible to the extent that it is deemed related to the Fund’s distributions from tax-exempt income.

MainStay MacKay New York Tax Free Opportunities Fund

MainStay MacKay New York Tax Free Opportunities Fund seeks to comply with certain state tax requirements so that individual shareholders of MainStay MacKay New York Tax Free Opportunities Fund that are residents of New York State will not be subject to New York State income tax on distributions that are derived from interest on obligations exempt from taxation by New York State. To meet those requirements, MainStay MacKay New York Tax Free Opportunities Fund will invest in New York State or municipal bonds. Individual shareholders of MainStay MacKay New York Tax Free Opportunities Fund who are residents of New York City will also be able to exclude such distributions for New York City personal income tax purposes. Distributions by MainStay MacKay New York Tax Free Opportunities Fund derived from interest on obligations exempt from taxation by New York State may be subject to New York State and New York City taxes imposed on corporations. If you are subject to tax in a state other than New York, any distributions by the Fund derived from interest in New York municipal bonds may, depending on the treatment of out-of-state municipal bonds by that state, not be exempt from tax in that state. Interest on indebtedness incurred or continued to be incurred by a shareholder of a MainStay MacKay New York Tax Free Opportunities Fund to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund’s distributions from tax-exempt income.

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Short Term Municipal Fund will normally invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of tax-exempt municipal debt securities, including securities with special features (e.g., puts and variable or floating rates) which have price volatility characteristics similar to debt securities. At least 50% of the MainStay MacKay Short Term Municipal Fund’s total assets must be invested in tax-exempt municipal securities as of the end of each fiscal quarter in order for the MainStay MacKay Short Term Municipal Fund to be able to pay distributions from its net tax-exempt income. Although the MainStay MacKay Short Term Municipal Fund normally will seek to qualify to pay distributions from its net tax-exempt income there is no guarantee that the MainStay MacKay Short Term Municipal Fund will achieve such result. Distributions of net income from taxable bonds would be taxable as ordinary income. All distributions by the MainStay MacKay Short Term Municipal Fund, including any distributions from tax-exempt income, may be includible in taxable income for purposes of the federal alternative minimum tax. Interest on indebtedness incurred or continued to be incurred by a shareholder of a MainStay MacKay Short Term Municipal Fund to purchase or carry shares of the MainStay MacKay Short Term Municipal Fund is not deductible to the extent it is deemed related to the MainStay MacKay Short Term Municipal Fund’s distributions from tax-exempt income.

MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds

Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable tax law. If you are not a tax-exempt shareholder, virtually all of the dividends and capital gains distributions you receive from the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds are subject to tax, whether you take them as cash or automatically reinvest them. These MainStay Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds and Underlying ETFs. Distributions of the long-term capital gains of the MainStay Asset Allocation Funds, MainStay ETF Asset Allocation Funds or Underlying Funds and Underlying ETFs will generally be subject to tax as long-term capital gains. The maximum individual federal income tax rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Other distributions, including short-term capital gains, will be subject to tax as ordinary income. The structure of these MainStay Funds and the reallocation of investments among Underlying Funds and Underlying ETFs could affect the amount, timing and character of distributions.

For individual and certain other non-corporate shareholders, a portion of the dividends received from the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds may be treated as "qualified dividend income," which is currently taxable to individuals at preferential rates, to the extent that the Underlying Funds and Underlying ETFs earn qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding periods and other requirements are met. The shareholder must also satisfy a more than 60-day holding period and other requirements with respect to each distribution of qualified dividends in order to qualify for the preferential rates on such distributions. For U.S. corporate shareholders, a portion of the dividends received from the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds may qualify for the corporate dividends received deduction. The maximum individual federal income tax rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

MainStay Cushing MLP Premier Fund

The MainStay Cushing MLP Premier Fund (the “MLP Premier Fund”) is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Accordingly, the MLP Premier Fund is subject to U.S. federal income tax on its taxable income at the rate applicable to corporations. As a regular corporation, the MLP Premier Fund is also subject to state and local income and other taxes by reason of its investments in equity securities of MLPs. Since MLPs typically conduct their operations in more than one state, the MLP Premier Fund may have state and local income and other tax liabilities in multiple state and local jurisdictions, which will reduce the MLP Premier Fund’s cash available to make distributions on the shares. The MLP Premier Fund makes certain estimates in determining its taxable income allocable to various states and localities. Such estimates may ultimately differ from state or local taxable income, as finally determined, which could result in the imposition of additional taxes as well as interest and/or penalties on the MLP Premier Fund. The extent to which the MLP Premier Fund is required to pay U.S. corporate income tax or alternative minimum tax could materially reduce the MLP Premier Fund’s cash available to make distributions.

The MLP Premier Fund invests a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the MLP Premier Fund invests in the equity securities of an MLP, the MLP Premier Fund will be a partner in such MLP. Accordingly, the MLP Premier Fund will be required to include in its taxable income the MLP Premier Fund’s allocable share of the income, gains, losses, deductions and expenses recognized by each such MLP, regardless of whether the MLP distributes cash to the MLP Premier Fund. Based upon a review of the historic results of the type of MLPs in which the MLP Premier Fund intends to invest, the MLP Premier Fund expects that the cash distributions it will receive with respect to an investment in equity securities of MLPs will exceed the taxable income allocated to the MLP Premier Fund from such MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the MLP Premier Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to its shareholders.

The MLP Premier Fund will recognize a gain or loss on the sale, exchange or other taxable disposition of an equity security of an MLP equal to the difference between the amount realized by the MLP Premier Fund on the sale, exchange or other taxable disposition and the MLP Premier Fund’s adjusted tax basis in such equity security. Any such gain will be subject to U.S. federal income tax at the regular graduated corporate rates (currently at a maximum rate of 21%), and may be subject to additional state or local taxes, regardless of how long the MLP Premier Fund has held such equity security. The amount realized by the MLP Premier Fund generally will be the amount paid by the purchaser of the equity security plus the MLP Premier Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The MLP Premier Fund’s tax basis in its equity securities in an MLP is generally equal to the amount the MLP Premier Fund paid for the equity securities, (a) increased by the MLP Premier Fund’s allocable share of the MLP’s net taxable income and certain MLP nonrecourse debt, if any, and (b) decreased by the MLP Premier Fund’s allocable share of the MLP’s net losses, any decrease in the amount of MLP nonrecourse debt allocated to the MLP Premier Fund, and any distributions received by the MLP Premier Fund from the MLP. Although any distribution by an MLP to the MLP Premier Fund in excess of the MLP Premier Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the MLP Premier Fund, such distribution will decrease the MLP Premier Fund’s tax basis in the MLP equity security and, as a result, increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of the equity security in the MLP by the MLP Premier Fund. If the MLP Premier Fund is required to sell equity securities in the MLPs to meet redemption requests, the MLP Premier Fund likely will recognize ordinary income and/or gain for U.S. federal income tax purposes, which will result in corporate income taxes imposed on the MLP Premier Fund and decrease cash available for distribution to shareholders. To the extent that the MLP Premier Fund has a net capital loss in any taxable year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the MLP Premier Fund’s current capital gains, subject to certain limitations. In the event a capital loss carryover cannot be utilized in the carryover periods, the MLP Premier Fund’s U.S. federal income tax liability may be higher than expected, which will result in less cash available to distribute to its shareholders.

The MLP Premier Fund is not treated, and will not be eligible to elect to be treated, as a regulated investment company under the Internal Revenue Code because a regulated investment company cannot invest more than 25% of its assets in certain types of publicly traded partnerships.

The MLP Premier Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iii) cause the MLP Premier Fund to recognize income or gain without a corresponding receipt of cash, (iv) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, and (v) adversely alter the characterization of certain complex financial transactions.

U.S. Shareholders. For purposes of this summary, the term “U.S. Shareholder” means a beneficial owner of shares of the MLP Premier Fund that, for U.S. federal income tax purposes, is one of the following:

•	an individual who is a citizen or resident of the United States;

•	a corporation or other entity taxable as a corporation created in or organized under the laws of the United States, any state thereof or the District of Columbia;

•	an estate the income of which is subject to U.S. federal income taxation regardless of its source; or

•	a trust (a) if a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of such trust or (b) that has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

If a partnership (including any other entity or arrangement treated as a partnership for U.S. federal income tax purposes) holds shares, the U.S. federal income tax treatment of a partner in such partnership generally will depend upon the status of the partner and the activities of the partnership. Partners of partnerships that hold shares should consult their tax advisors.

Distributions. Distributions by the MLP Premier Fund of cash or property in respect of the shares of the MLP Premier Fund will be treated as dividends for U.S. federal income tax purposes to the extent paid from the MLP Premier Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Any such dividend will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. Shareholder that meets the holding period and other requirements for the dividends received deduction. Dividends paid by the MLP Premier Fund to certain non-corporate U.S. shareholders (including individuals) are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. Shareholder receiving the dividend satisfies applicable holding period and other requirements.

If the amount of a distribution by the MLP Premier Fund exceeds the MLP Premier Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax-free return of capital to the extent of the U.S. Shareholder’s tax basis in the shares of the MLP Premier Fund, and thereafter as capital gain. Any such capital gain will be long-term capital gain if such U.S. Shareholder has held the applicable shares of the MLP Premier Fund for more than one year. All or a portion of a distribution may be wholly or partially taxable to a shareholder if the MLP Premier Fund has current earnings and profits (as determined for U.S. federal income tax purposes) in the taxable year of the distribution, even if the MLP Premier Fund has an overall deficit in the MLP Premier Fund’s accumulated earnings and profits and/or net operating loss or capital loss carryforwards that reduce or eliminate corporate income taxes in that taxable year.

The MLP Premier Fund’s earnings and profits are generally calculated by making certain adjustments to the MLP Premier Fund’s taxable income. Based upon the MLP Premier Fund’s review of the historic results of the type of MLPs in which the MLP Premier Fund intends to invest, the MLP Premier Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the MLP Premier Fund’s current and accumulated earnings and profits. Accordingly, the MLP Premier Fund expects that only a portion of its distributions to its shareholders with respect to the shares of the MLP Premier Fund will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.

Because the MLP Premier Fund will invest a substantial portion of its assets in MLPs, special rules will apply to the calculation of the MLP Premier Fund’s earnings and profits. For example, the MLP Premier Fund’s earnings and profits may be subject to certain adjustments applicable to energy-related MLPs, such as adjustments for percentage depletion or intangible drilling costs, and will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the MLP Premier Fund’s earnings and profits being higher than the MLP Premier Fund’s taxable income in a particular year if the MLPs in which the MLP Premier Fund invests calculate their income using accelerated depreciation. In addition, loss carryovers from prior years may reduce taxable income but will not reduce current earnings and profits. Because of these differences, the MLP Premier Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the MLP Premier Fund’s taxable income for such year.

U.S. Shareholders that participate in the MLP Premier Fund’s dividend reinvestment plan will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the reinvested amount and (ii) reinvested such amount in shares of the MLP Premier Fund.

Although the MLP Premier Fund anticipates that, due to the tax characterization of cash distributions made by MLPs, a significant portion of the MLP Premier Fund’s distributions to shareholders is generally expected to consist of return of capital for U.S. federal income tax purposes, no assurance can be given in this regard. In general, a distribution from the MLP Premier Fund to a shareholder will constitute a return of capital, rather than a dividend, for U.S. federal income tax purposes to the extent such distribution exceeds the MLP Premier Fund’s current and accumulated earnings and profits. The portion of any distribution treated as a return of capital will not be subject to tax currently, but will result in a corresponding reduction in a shareholder’s basis in the MLP Premier Fund’s shares, thereby potentially causing the shareholder to recognize a higher amount of gain or smaller amount of loss (and could result in an increase of a shareholder’s tax liability) when the shareholder later redeems the MLP Premier Fund’s shares. Distributions in excess of a shareholder’s adjusted tax basis in its shares are generally treated as capital gains.

Sales of Shares of the MLP Premier Fund. Upon the sale, exchange or other taxable disposition of shares of the MLP Premier Fund, a U.S. Shareholder generally will recognize capital gain or loss equal to the difference between the amount realized on the sale, exchange or other taxable disposition and the U.S. Shareholder’s adjusted tax basis in the shares of the MLP Premier Fund. Any such capital gain or loss will be a long-term capital gain or loss if the U.S. Shareholder has held the shares of the MLP Premier Fund for more than one year at the time of disposition. Long-term capital gains of certain non-corporate U.S. Shareholders (including most individuals) are currently subject to U.S. federal income taxation at a maximum rate of either 15% or 20% (depending on whether the U.S. Shareholder’s income exceeds certain threshold amounts). The deductibility of capital losses is subject to limitations under the Internal Revenue Code.

A U.S. Shareholder’s adjusted tax basis in its shares of the MLP Premier Fund may be less than the price paid for the shares of the Fund as a result of distributions by the MLP Premier Fund in excess of the MLP Premier Fund’s earnings and profits (i.e., returns of capital).

Tax Reporting and Withholding (All MainStay Funds)

We will mail your tax report for each calendar year by February 15 of the following calendar year. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which portion, if any, as qualified dividends, and which portion, if any, as long-term capital gains.

For MainStay Fund shares acquired January 1, 2012 or later, cost basis will be reported to you and the IRS for any IRS Form 1099-B reportable transactions (e.g., redemptions and exchanges). The cost basis accounting method you select will be used to report transactions. If you do not select a cost basis accounting method, the MainStay Funds’ default method (i.e., average cost if available) will be used.

The MainStay Funds may be required to withhold U.S. federal income tax, currently at the rate of 24%, of all taxable distributions payable to you if you fail to provide the MainStay Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.

Non-U.S. Shareholders will generally be subject to U.S. tax withholding at the rate of 30% (or a lower rate under a tax treaty if applicable) on dividends paid by the MainStay Funds.

The MainStay Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain entities that fail to comply (or to be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the MainStay Funds to determine whether withholding is required.

Return of Capital (All MainStay Funds, except MainStay Cushing MLP Premier Fund)

If a MainStay Fund's distributions exceed its taxable income and capital gains realized in any year, such excess distributions generally will constitute a return of capital for federal income tax purposes. A return of capital generally will not be taxable to you at the time of the distribution, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell shares.

Tax Treatment of Exchanges (All MainStay Funds)

An exchange of shares of one MainStay Fund for shares of another generally will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain or loss on the transaction will be tax reportable by a shareholder if you are not a tax-exempt shareholder.

Medicare Tax (All MainStay Funds)

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a MainStay Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

General U.S. Tax Treatment U.S. Nonresident Shareholders (All MainStay Funds)

Non-U.S. shareholders generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income, and may be subject to estate tax with respect to their MainStay Fund shares. However, non-U.S. shareholders may not be subject to U.S. federal withholding tax on certain distributions derived from certain U.S. source interest income and/or certain short-term capital gains earned by the MainStay Funds, to the extent reported by the MainStay Funds. There can be no assurance as to whether any of a MainStay Fund’s distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be reported as such by the MainStay Funds. Moreover, depending on the circumstances, a MainStay Fund may report all, some or none of the MainStay Fund’s potentially eligible dividends as derived from such U.S. interest income or from such short-term capital gains, and a portion of the MainStay Fund’s distributions (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding when paid to non-U.S. shareholders.

Non-U.S. shareholders who fail to furnish any MainStay Fund with the proper IRS Form W-8 (i.e., IRS Form W-8BEN, IRS Form W-8BEN-E, IRS Form W-8ECI, IRS Form W-8IMY or IRS Form W-8EXP), or an acceptable substitute, may be subject to backup withholding (currently at a rate of 24%) rate on dividends (including capital gain dividends) and on the proceeds of redemptions and exchanges. The MainStay Funds are also required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. shareholders that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to determine whether such withholding is required. Non-U.S. shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the MainStay Funds.

Seek professional assistance. Your financial adviser can help you keep your investment goals coordinated with your tax considerations. However, regarding tax advice, always rely on your tax advisor. For additional information on federal, state and local taxation, see the SAI.

Do not overlook sales charges. The amount you pay in sales charges reduces gains and increases losses for tax purposes.

Intermediary-Specific Sales Charge Waivers and Discounts

This Appendix A discloses intermediary-specific sales charge waivers and discounts, if any. Please see the “Information on Sales Charges” section of the Prospectus for information about sales charge waivers and discounts available if you invest directly with a MainStay Fund or intermediaries not identified on this Appendix A. The terms or availability of waivers or discounts may be changed at any time.

The availability of initial and contingent deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Financial intermediaries specified on Appendix A may have different policies and procedures regarding, among other things, the availability of these waivers and discounts. To qualify for waivers or discounts not available through a particular financial intermediary, investors will have to purchase shares directly from the Funds (or the Distributor) or through another financial intermediary that makes available such waivers or discounts.

Purchases through any financial intermediary identified below are subject to sales charge waivers and/or discounts that are different from the sales charge waivers and/or discounts available for shares purchased directly from the Funds (or the Distributor). Financial intermediary-specific sales charge waivers and/or discounts are implemented and administered by each financial intermediary. This Appendix will be updated from time to time with changes to this Appendix or to add additional intermediaries.

In all instances, it is an investor’s responsibility to notify the financial intermediary of any facts that may qualify the investor for sales charge waivers or discounts. You may wish to contact your financial intermediary to ensure that you have the most current information regarding the sales charge waivers and discounts available to you and the steps you must take to qualify for available waivers and discounts.

Ameriprise Financial

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Shareholders purchasing Fund shares through an Ameriprise Financial retail brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus or SAI:

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the MainStay Funds).

•	Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•	Shares purchased from the proceeds of redemptions within the MainStay Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Edward Jones

Effective on or after May 1, 2020, shareholders of Edward D. Jones & Co. (“Edward Jones”) purchasing (or selling) MainStay Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from breakpoints and waivers described elsewhere in the mutual fund Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of MainStay Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints/Rights of Accumulation (ROA)

•	The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of MainStay Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

•	ROA is determined by calculating the higher of cost or market value (current shares x NAV).

Letter of Intent (LOI)

•	Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•	Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing.

•	Shares purchased in an Edward Jones fee-based program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

•	Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

•	Shares exchanged into class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•	Exchanges from class C shares to class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (CDSC) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder

•	Systematic withdrawals with up to 10% per year of the account value

•	Return of excess contributions from an Individual Retirement Account (IRA)

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

•	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

•	Shares exchanged in an Edward Jones fee-based program

•	Shares acquired through NAV reinstatement

Other Important Information

Minimum Purchase Amounts

•	$250 initial purchase minimum

•	$50 subsequent purchase minimum

Minimum Balances

•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o  A fee-based account held on an Edward Jones platform

o  A 529 account held on an Edward Jones platform

o  An account with an active systematic investment plan or letter of intent (LOI)

Changing Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares.

J.P. Morgan

Shareholders purchasing or redeeming Investor Class shares of a Fund through a J.P. Morgan self-directed brokerage account are eligible for a waiver of both the front-end sales charge or contingent deferred sales charge, as applicable, which may differ from the waiver eligibility requirements otherwise disclosed in the Prospectus or SAI.

Janney Montgomery Scott LLC

Shareholders purchasing MainStay Fund shares through a Janney Montgomery Scott LLC (“Janney”) account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Janney

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the MainStay Funds family).

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•	Shares purchased from the proceeds of redemptions within the MainStay Funds family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•	Class C shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same MainStay Fund pursuant to Janney’s policies and procedures.

Sales charge waivers on Class A and C shares available at Janney

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the MainStay Fund’s Prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and other retirement accounts pursuant to the Internal Revenue Code.

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Janney: breakpoints, and/or rights of accumulation

•	Breakpoints as described in the MainStay Fund’s Prospectus.

•	Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of MainStay Funds family assets held by accounts within the purchaser’s household at Janney. Eligible MainStay Funds family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

LPL Financial

Shareholders purchasing Class A shares of a Fund through LPL Financial’s mutual fund only platform will be able to purchase shares without imposition of a front-end sales charge, which may differ from the waiver eligibility requirements otherwise disclosed in the Prospectus or SAI.

Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus or SAI.

Front-End Sales Load Waivers on Class A Shares Available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other MainStay Fund)
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus
Eligible shares purchased from the proceeds of redemptions within the MainStay Group of Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on A, B and C Shares Available at Merrill Lynch

Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in the Prospectus.
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Prospectus will be automatically calculated based on the aggregated holding of assets in the MainStay Group of Funds held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within the MainStay Group of Funds, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley Wealth Management

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•	Morgan Stanley, on your behalf, can also convert Class A shares to Class A2 shares of the same fund, without a sales charge and on a tax free basis, if they are held in a brokerage account.

•	Class C (i.e., level-load) and Class C2 shares, as applicable, that are no longer subject to a contingent deferred sales charge and are converted to Class A shares (or equivalent) of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

NYLIFE Securities LLC

Shareholders purchasing or otherwise acquiring MainStay Fund shares through NYLIFE Securities LLC (“NYLIFE”) will be eligible for the following front-end sales charge waiver with respect to Class A and Investor Class shares, which is different from the waiver provisions disclosed elsewhere in the Prospectus or SAI.

•	Class C shares of the Fund that are no longer subject to a contingent deferred sales charge will be converted by NYLIFE at net asset value to Class A (or Investor Class shares if you are not eligible to hold Class A shares) of the Fund, at a minimum of six years after initial purchase or acquisition pursuant to NYLIFE’s policies and procedures.

Oppenheimer & Co. Inc.

Effective June 15, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares and Investor Class Shares available at OPCO

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through an OPCO-affiliated investment advisory program

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•	A shareholder in the Fund's Class C shares that are converted by OPCO at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

•	Employees and registered representatives of OPCO or its affiliates and their family members

•	Trustees of the Fund and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on Class A, B and C Shares and Investor Class Shares available at OPCO

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

•	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

•	Shares acquired through a right of reinstatement

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.

•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Raymond James

Raymond James & Associates, Inc., Raymond James Financial Services Inc. and each entity’s affiliates (“Raymond James”)

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased within the MainStay Funds through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•	Shares purchased from the proceeds of redemptions within the MainStay Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.

•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of MainStay Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible MainStay Fund assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of intent which allow for breakpoint discounts based on anticipated purchases within the MainStay Funds over a 13-month time period. Eligible MainStay Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co.

Effective June 15, 2020, shareholders purchasing Fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on Investor Class and Class A shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund

•	Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

•	Shares purchased from the proceeds of redemptions from another MainStay Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•	A shareholder in a Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Baird

•	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Investor Class, Class A and Class C shares Available at Baird

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Shares bought due to returns of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulations, and/or Letters of Intent

•	Breakpoints as described in this prospectus

•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of assets in the MainStay Group of Funds held by accounts within the purchaser’s household at Baird. Eligible MainStay Fund assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of MainStay Funds through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated

Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel, Nicolaus & Company, Incorporated (“Stifel”) platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

Front-end Sales Load Waiver on Class A Shares

•	Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures

All other sales charge waivers and reductions described elsewhere in the Fund’s Prospectus or SAI still apply.

APPENDIX D

FINANCIAL HIGHLIGHTS OF THE MAINSTAY MACKAY U.S. EQUITY OPPORTUNITIES FUND AND THE ACQUIRING FUND

The financial highlights tables are intended to help you understand the MainStay MacKay U.S. Equity Opportunities Fund’s and the Acquiring Fund’s financial performance for the fiscal years ended October 31, 2016, October 31, 2017, October 31, 2018, October 31, 2019, and October 31, 2020. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and capital gain distributions and excluding all sales charges). This information has been audited by KPMG LLP, whose report, along with the MainStay MacKay U.S. Equity Opportunities Fund’s and the Acquiring Fund’s financial statements, is included in the annual reports for the MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund, which are available upon request.

MainStay MacKay U.S. Equity Opportunities Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$8.53	$9.51	$10.91	$8.60	$8.93

Net investment income (loss) (a)	0.03	0.04	0.01	(0.02)	0.00 ‡
Net realized and unrealized gain (loss) on investments	(0.02)	0.43	0.11	2.48	(0.15)

Total from investment operations	0.01	0.47	0.12	2.46	(0.15)

Less distributions:
From net investment income	(0.33)	(0.06)	(0.30)	—	—
From net realized gain on investments	(0.64)	(1.39)	(1.22)	(0.15)	(0.18)

Total distributions	(0.97)	(1.45)	(1.52)	(0.15)	(0.18)

Net asset value at end of year	$7.57	$8.53	$9.51	$10.91	$8.60

Total investment return (b)	(0.29%)	6.17%	0.89%	28.96%	(1.72%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.35%	0.49%	0.11%	(0.20%)	0.03%
Net Expenses (including short sale expenses) (c)(d)	1.55%	1.49%	1.50%	2.26%	2.62%
Expenses (including short sales expenses, before waiver/reimbursement) (c)(d)	1.87%	1.49%	1.50%	2.26%	2.62%
Portfolio turnover rate	176%	177%	167%	124%	159%
Net assets at end of year (in 000’s)	$53,682	$77,482	$109,168	$124,552	$157,903

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sale Expenses
October 31, 2020	1.50%	0.05%
October 31, 2019	1.46%	0.03%
October 31, 2018	1.41%	0.09%
October 31, 2017	1.37%	0.89%
October 31, 2016	1.35%	1.27%

MainStay MacKay U.S. Equity Opportunities Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$8.36	$9.35	$10.75	$8.49	$8.82

Net investment income (loss) (a)	0.02	0.03	0.01	(0.03)	(0.00)‡
Net realized and unrealized gain (loss) on investments	(0.03)	0.43	0.10	2.44	(0.15)

Total from investment operations	(0.01)	0.46	0.11	2.41	(0.15)

Less distributions:
From net investment income	(0.32)	(0.06)	(0.29)	—	(0.00)‡
From net realized gain on investments	(0.64)	(1.39)	(1.22)	(0.15)	(0.18)

Total distributions	(0.96)	(1.45)	(1.51)	(0.15)	(0.18)

Net asset value at end of year	$7.39	$8.36	$9.35	$10.75	$8.49

Total investment return (b)	(0.49%)	6.13%	0.84%	28.75%	(1.75%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.23%	0.40%	0.05%	(0.28%)	(0.05%)
Net Expenses (including short sale expenses) (c)(d)	1.64%	1.57%	1.56%	2.29%	2.72%
Expenses (including short sales expenses, before waiver/reimbursement) (c)(d)	1.96%	1.57%	1.56%	2.29%	2.72%
Portfolio turnover rate	176%	177%	167%	124%	159%
Net assets at end of year (in 000’s)	$4,826	$5,413	$5,602	$5,449	$4,702

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sale Expenses
October 31, 2020	1.59%	0.05%
October 31, 2019	1.54%	0.03%
October 31, 2018	1.46%	0.10%
October 31, 2017	1.45%	0.84%
October 31, 2016	1.44%	1.28%

MainStay MacKay U.S. Equity Opportunities Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$7.16	$8.21	$9.62	$7.66	$8.04

Net investment income (loss) (a)	(0.03)	(0.02)	(0.06)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.02)	0.36	0.09	2.20	(0.14)

Total from investment operations	(0.05)	0.34	0.03	2.11	(0.20)

Less distributions:
From net investment income	(0.25)	—	(0.22)	—	—
From net realized gain on investments	(0.64)	(1.39)	(1.22)	(0.15)	(0.18)

Total distributions	(0.89)	(1.39)	(1.44)	(0.15)	(0.18)

Net asset value at end of year	$6.22	$7.16	$8.21	$9.62	$7.66

Total investment return (b)	(1.13%)	5.35%	0.02%	27.93%	(2.55%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.47%)	(0.31%)	(0.70%)	(1.04%)	(0.81%)
Net Expenses (including short sale expenses) (c)(d)	2.39%	2.32%	2.32%	3.05%	3.46%
Expenses (including short sales expenses, before waiver/reimbursement) (c)(d)	2.71%	2.32%	2.32%	3.05%	3.46%
Portfolio turnover rate	176%	177%	167%	124%	159%
Net assets at end of year (in 000’s)	$32,165	$55,308	$101,169	$102,745	84,108

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sale Expenses
October 31, 2020	2.34%	0.05%
October 31, 2019	2.29%	0.03%
October 31, 2018	2.22%	0.10%
October 31, 2017	2.21%	0.84%
October 31, 2016	2.19%	1.27%

MainStay MacKay U.S. Equity Opportunities Fund

(a series of MainStay Funds Trust)

(Selected per share data and ratios)

	Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$8.66	$9.63	$11.03	$8.69	$9.00

Net investment income (loss) (a)	0.07	0.06	0.04	0.00 ‡	0.02
Net realized and unrealized gain (loss) on investments	(0.04)	0.45	0.10	2.50	(0.14)

Total from investment operations	0.03	0.51	0.14	2.50	(0.12)

Less distributions:
From net investment income	(0.35)	(0.09)	(0.32)	(0.01)	(0.01)
From net realized gain on investments	(0.64)	(1.39)	(1.22)	(0.15)	(0.18)

Total distributions	(0.99)	(1.48)	(1.54)	(0.16)	(0.19)

Net asset value at end of year	$7.70	$8.66	$9.63	$11.03	$8.69

Total investment return (b)	0.01%	6.52%	1.14%	29.17%	(1.40%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.81%	0.77%	0.37%	0.05%	0.28%
Net Expenses (including short sale expenses) (c)(d)	1.25%	1.25%	1.26%	1.98%	2.38%
Expenses (including short sales expenses, before waiver/reimbursement) (c)(d)	1.57%	1.25%	1.26%	1.98%	2.38%
Portfolio turnover rate	176%	177%	167%	124%	159%
Net assets at end of year (in 000’s)	$49,209	$330,002	$642,384	$738,876	$668,653

‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sale Expenses
October 31, 2020	1.20%	0.05%
October 31, 2019	1.22%	0.03%
October 31, 2018	1.16%	0.10%
October 31, 2017	1.12%	0.86%
October 31, 2016	1.10%	1.28%

MainStay WMC Enduring Capital Fund

(formerly MainStay MacKay Common Stock Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

	Year ended October 31,
Class A	2020	2019	2018	2017	2016
Net asset value at beginning of year	$24.92	$26.31	$24.56	$19.95	$20.20

Net investment income (loss) (a)	0.16	0.26	0.24	0.23	0.25
Net realized and unrealized gain (loss) on investments	1.36	1.28	1.74	4.63	(0.28)

Total from investment operations	1.52	1.54	1.98	4.86	(0.03)

Less distributions:
From net investment income	(0.27)	(0.22)	(0.23)	(0.25)	(0.22)
From net realized gain on investments	(1.22)	(2.71)	—	—	—

Total distributions	(1.49)	(2.93)	(0.23)	(0.25)	(0.22)

Net asset value at end of year	$24.95	$24.92	$26.31	$24.56	$19.95

Total investment return (b)	6.42%	6.80%	8.07%	24.59%	(0.13%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.64%	1.08%	0.90%	1.05%	1.29	%(c)
Net expenses (d)	0.99%	0.97%	0.97%	0.96%	0.95	%(e)
Portfolio turnover rate	166%	164%	137%	134%	164%
Net assets at end of year (in 000’s)	$62,611	$63,814	$63,956	$53,909	$42,928

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(c)	Without the custody fee reimbursement, net investment income (loss) would have been 1.28%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Without the custody fee reimbursement, net expenses would have been 0.96%.

	Year ended October 31,
Investor Class	2020	2019	2018	2017	2016
Net asset value at beginning of year	$24.90	$26.29	$24.53	$19.93	$20.19

Net investment income (loss) (a)	0.08	0.20	0.18	0.18	0.21
Net realized and unrealized gain (loss) on investments	1.37	1.27	1.74	4.62	(0.29)

Total from investment operations	1.45	1.47	1.92	4.80	(0.08)

Less distributions:
From net investment income	(0.21)	(0.15)	(0.16)	(0.20)	(0.18)
From net realized gain on investments	(1.22)	(2.71)	—	—	—

Total distributions	(1.43)	(2.86)	(0.16)	(0.20)	(0.18)

Net asset value at end of year	$24.92	$24.90	$26.29	$24.53	$19.93

Total investment return (b)	6.05%	6.51%	7.82%	24.25%	(0.39%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.35%	0.82%	0.68%	0.83%	1.05	%(c)
Net expenses (d)	1.30%	1.23%	1.21%	1.22%	1.20	%(e)
Expenses (before waiver/reimbursement) (d)	1.31%	1.27%	1.23%	1.22%	1.20	%(e)
Portfolio turnover rate	166%	164%	137%	134%	164%
Net assets at end of year (in 000’s)	$15,544	$17,203	$16,580	$17,216	$21,880

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(c)	Without the custody fee reimbursement, net investment income (loss) would have been 1.04%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Without the custody fee reimbursement, net expenses would have been 1.21%.

MainStay WMC Enduring Capital Fund

(formerly MainStay MacKay Common Stock Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

	Year ended October 31,
Class C	2020	2019	2018	2017	2016
Net asset value at beginning of year	$22.48	$24.02	$22.45	$18.24	$18.48

Net investment income (loss) (a)	(0.08)	0.02	(0.02)	0.01	0.06
Net realized and unrealized gain (loss) on investments	1.22	1.15	1.59	4.24	(0.27)

Total from investment operations	1.14	1.17	1.57	4.25	(0.21)

Less distributions:
From net investment income	(0.02)	—	—	(0.04)	(0.03)
From net realized gain on investments	(1.22)	(2.71)	—	—	—

Total distributions	(1.24)	(2.71)	—	(0.04)	(0.03)

Net asset value at end of year	$22.38	$22.48	$24.02	$22.45	$18.24

Total investment return (b)	5.29%	5.72%	6.99%	23.33%	(1.12%)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.38%)	0.10%	(0.08%)	0.06%	0.34	%(c)
Net expenses (d)	2.05%	1.98%	1.96%	1.97%	1.95	%(e)
Expenses (before waiver/reimbursement) (d)	2.06%	2.02%	1.98%	1.97%	1.95	%(e)
Portfolio turnover rate	166%	164%	137%	134%	164%
Net assets at end of year (in 000’s)	$6,641	$10,946	$14,964	$15,459	$16,509

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
(c)	Without the custody fee reimbursement, net investment income (loss) would have been 0.33%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Without the custody fee reimbursement, net expenses would have been 1.96%.

MainStay WMC Enduring Capital Fund
(formerly MainStay MacKay Common Stock Fund)

(a series of The MainStay Funds)

(Selected per share data and ratios)

	Year ended October 31,
Class I	2020	2019	2018	2017	2016
Net asset value at beginning of year	$25.05	$26.44	$24.67	$20.04	$20.29

Net investment income (loss) (a)	0.23	0.32	0.31	0.29	0.31
Net realized and unrealized gain (loss) on investments	1.37	1.28	1.74	4.65	(0.29)

Total from investment operations	1.60	1.60	2.05	4.94	0.02

Less distributions:
From net investment income	(0.34)	(0.28)	(0.28)	(0.31)	(0.27)
From net realized gain on investments	(1.22)	(2.71)	—	—	—

Total distributions	(1.56)	(2.99)	(0.28)	(0.31)	(0.27)

Net asset value at end of year	$25.09	$25.05	$26.44	$24.67	$20.04

Total investment return (b)	6.66%	7.06%	8.36%	24.89%	0.12%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.96%	1.34%	1.16%	1.31%	1.55	%(c)
Net expenses (d)	0.74%	0.72%	0.71%	0.71%	0.70	%(e)
Portfolio turnover rate	166%	164%	137%	134%	164%
Net assets at end of year (in 000’s)	$37,491	$97,903	$98,395	$96,441	$87,774

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Without the custody fee reimbursement, net investment income (loss) would have been 1.54%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Without the custody fee reimbursement, net expenses would have been 0.71%.

APPENDIX E

RECORD DATE, OUTSTANDING SHARES

AND INTERESTS OF CERTAIN PERSONS

MainStay MacKay U.S. Equity Opportunities Fund

There were _________________ shares of the MainStay MacKay U.S. Equity Opportunities Fund outstanding as of the close of business on March 15, 2021 (the “Record Date”).

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the MainStay MacKay U.S. Equity Opportunities Fund. Shareholders indicated below holding greater than 25% or more of the Fund are considered “controlling persons” of the Fund under the 1940 Act.

MainStay MacKay U.S. Equity Opportunities Fund 5% Shareholders

[to follow post record date]

Acquiring Fund

There were _________________ shares of the Acquiring Fund outstanding as of the close of business on the Record Date.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Acquiring Fund. Shareholders indicated below holding greater than 25% or more of the Acquiring Fund are considered “controlling persons” of the Acquiring Fund under the 1940 Act.

Acquiring Fund 5% Shareholders

[to follow post record date]

THE MAINSTAY FUNDS

MainStay WMC Enduring Capital Fund

Statement of Additional Information

March ___, 2021

Acquisition of the Assets and Liabilities of the MainStay MacKay U.S. Equity Opportunities Fund (a series of MainStay Funds Trust) 51 Madison Avenue, New York, New York 10010	By, and in Exchange for, Shares of the MainStay WMC Enduring Capital Fund (a series of The MainStay Funds) (the “Acquiring Fund”) 51 Madison Avenue New York, New York 10010

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Information Statement/Prospectus dated March ___, 2021, relating specifically to the proposed transfer of the assets of the MainStay MacKay U.S. Equity Opportunities Fund to the Acquiring Fund and the assumption of the liabilities of the MainStay MacKay U.S. Equity Opportunities Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to those of the MainStay MacKay U.S. Equity Opportunities Fund (the “Reorganization”). Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Information Statement/Prospectus. The Reorganization is not subject to approval by the shareholders of the MainStay MacKay U.S. Equity Opportunities Fund.

To obtain a copy of the Information Statement/Prospectus, please contact MainStay Funds, 30 Hudson Street, Jersey City, New Jersey 07302, by calling toll-free 800-MAINSTAY (624-6782), or by visiting our website at mainstayinvestments.com.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the Acquiring Fund consists of these introductory pages, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.	Prospectus for the MainStay MacKay U.S. Equity Opportunities Fund, dated February 28, 2021, as amended and supplemented; (Securities Act No. [ ] and Accession Number [ ]);
2.	Prospectus of the Acquiring Fund, dated February 28, 2021, as amended and supplemented; (Securities Act No. [ ] and Accession Number [ ]);
3.	Statement of Additional Information of the MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund, dated February 28, 2021, as amended and supplemented; (Securities Act No. [ ] and Accession Number [ ]) and (Securities Act No. [ ] and Accession Number [ ]);
4.	Annual Report to shareholders of the MainStay MacKay U.S. Equity Opportunities Fund for the fiscal year ended October 31, 2020; (Securities Act No. 811-22321 and Accession Number 0001193125-21-004978); and
5.	Annual Report to shareholders of the Acquiring Fund for the fiscal year ended October 31, 2020; (Securities Act No. 811-04550 and Accession Number 0001193125-21-005078).

Reorganization of MainStay MacKay U.S. Equity Opportunities Fund

with and into MainStay WMC Enduring Capital Fund

FINANCIAL STATEMENTS

For additional information, see the October 31, 2020 annual reports of the MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund.

PRO FORMA FINANCIAL INFORMATION

The pro forma information provided herein should be read in conjunction with the annual reports noted above which are on file with the Securities and Exchange Commission and are available at no charge. The information provided herein is unaudited and is provided as of October 31, 2020, the assumed date of the Reorganization for purposes of this section, except as otherwise indicated below. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.

The MainStay MacKay U.S. Equity Opportunities Fund and the Acquiring Fund are both managed by New York Life Investment Management LLC (“New York Life Investments”). MainStay MacKay U.S. Equity Opportunities Fund is subadvised by MacKay Shields LLC (“MacKay Shields”), and the Acquiring Fund is subadvised by Wellington Management Company LLP (“Wellington”). The MainStay MacKay U.S. Equity Opportunities Fund is a series of MainStay Funds Trust, and the Acquiring Fund is a series of The MainStay Funds. Both Funds are ‘diversified’ funds for purposes of the Investment Company Act of 1940, as amended.

Given the benefits that are expected to be received by the MainStay MacKay U.S. Equity Opportunities Fund, the direct costs of the Reorganization will be borne by the MainStay MacKay U.S. Equity Opportunities Fund. These direct costs are estimated to be between $35,000 and $45,000 and do not include the portfolio transition costs discussed below.

It is anticipated that approximately 96% of the securities held by MainStay MacKay U.S. Equity Opportunities Fund will have to be sold and reinvested in accordance with the investment strategies of the Acquiring Fund. The transaction costs associated with these sales and purchases (including stamp taxes, brokerage commissions, transactions charges and related fees) will be borne by the Acquiring Fund or MainStay MacKay U.S. Equity Opportunities Fund depending on when each holding is sold or purchased. The cost of these portfolio adjustments is anticipated to be between $20,000 and $30,000. The Board also took into consideration representations from New York Life Investments that they would institute measures intended to minimize transition costs incurred by the Funds in connection with the Reorganization.

Additionally, New York Life Investments believes that shareholders of the MainStay MacKay U.S. Equity Opportunities Fund may benefit from the economies of scale associated with being invested in a larger fund following completion of the Reorganization and the U.S. All Cap Fund Reorganization with a greater potential for asset growth in the future. The Acquiring Fund will be the accounting survivor of the Reorganization.

The MainStay MacKay U.S. Equity Opportunities Fund offers four classes of shares: Investor Class, Class A, Class C and Class I shares. Class A and Investor Class shares of the MainStay MacKay U.S. Equity Opportunities Fund are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.25% of the average daily net assets of Class A and Investor Class shares. Class C shares of the MainStay MacKay U.S. Equity Opportunities Fund are subject to a distribution fee equal to an annual rate of 0.75% of the average daily net assets of Class C shares along with a service fee equal to an annual rate of 0.25% of the average daily net assets of Class C shares. Class I shares of the MainStay MacKay U.S. Equity Opportunities Fund are not subject to any distribution and/or service (12b-1) fees.

In connection with the Reorganization, Investor Class, Class A, Class C and Class I shareholders of the MainStay MacKay U.S. Equity Opportunities Fund will receive Investor Class, Class A, Class C or Class I shares, respectively, of the Acquiring Fund. Investor Class and Class A shares of the Acquiring Fund are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.25% of the average daily net assets of Investor Class and Class A shares. Class C shares of the Acquiring Fund are subject to a distribution fee equal to an annual rate of 0.75% of the average daily net assets of Class C shares along with a service fee equal to an annual rate of 0.25% of the average daily net assets of Class C shares. Class I shares of the Acquiring Fund are not subject to any distribution and/or service (12b-1) fees.

The net assets of the MainStay MacKay U.S. Equity Opportunities Fund as of January 8, 2021 amounted to approximately $149 million. The net assets of the Acquiring Fund as of January 8, 2021 were approximately $141 million.

Each Fund pays New York Life Investments management fees equal to an annual percentage of its average daily net assets. The management fee for MainStay MacKay U.S. Equity Opportunities Fund is as follows: 1.00% on assets up to $1 billion; and 0.975% on assets over $1 billion. The management fee for the Acquiring Fund is as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.

New York Life Investments pays subadvisory fees to MacKay Shields and Wellington from its own assets and not from the assets of the MainStay MacKay U.S. Equity Opportunities Fund or the Acquiring Fund, respectively.

New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis (excluding small account fees) after deducting any other applicable expense cap reimbursements or transfer agency waivers. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees.

Additionally, New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees.

New York Life Investments has also agreed to voluntarily waive fees and/or reimburse expenses of the appropriate class of the Acquiring Fund so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 1.85%; Class B, 2.60%; and Class C, 2.60%.

The following table identifies the various service providers to the Funds, other than each Fund’s manager and subadvisor. Each of these service providers has entered into an agreement with The MainStay Funds and MainStay Funds Trust, as the case may be, that governs the provision of services to the Funds.

	MainStay MacKay U.S. Equity Opportunities Fund	MainStay WMC Enduring Capital Fund
Distributor	NYLIFE Distributors LLC	NYLIFE Distributors LLC
Transfer agent	NYLIM Service Co.	NYLIM Service Co.
Custodian	JPMorgan Chase Bank, NA	JPMorgan Chase Bank, NA
Independent registered public accounting firm	KPMG LLP	KPMG LLP

No significant accounting policies, specifically, policies regarding valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), will change as a result of the Reorganization.

It is anticipated that the Reorganization will qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither the MainStay MacKay U.S. Equity Opportunities Fund, the Acquiring Fund, nor their respective shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement, and the aggregate tax basis of the Acquiring Fund shares received by each MainStay MacKay U.S. Equity Opportunities Fund shareholder will be the same as the aggregate tax basis of the shares of the MainStay MacKay U.S. Equity Opportunities Fund exchanged therefor immediately before the Reorganization. For the year ended November 30, 2020, the MainStay MacKay U.S. Equity Opportunities Fund had $605,440 of accumulated net realized gains and the Acquiring Fund had $3,699,816 of accumulated net realized gains. As of November 30, 2020, the MainStay MacKay U.S. Equity Opportunities Fund had net unrealized appreciation of $41,809,883 and the Acquiring Fund had net unrealized appreciation of $37,027,060.

Any securities transactions conducted in advance of the Reorganization to align the portfolio holdings of the MainStay MacKay U.S. Equity Opportunities Fund with those of the Acquiring Fund are expected to generate the capital gains for the MainStay MacKay U.S. Equity Opportunities Fund, based on market prices as of the date of the Information Statement/Prospectus. These distributable capital gains if any, would be distributed to shareholders of the MainStay MacKay U.S. Equity Opportunities Fund in advance of the Reorganization. This distribution generally would be taxable to shareholders that are not in a tax-qualified plan. For more information regarding the tax treatment of capital gains distributions, please see “Understand the Tax Consequences” in Appendix C to the Information Statement/Prospectus. In addition, you should seek the advice of a tax advisor to determine how this distribution will impact your individual tax situation.

THE MAINSTAY FUNDS

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

The MainStay Group of Funds, which includes MainStay Funds Trust, MainStay VP Funds Trust and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy. The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only. Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

Article IV of The MainStay Funds’ (“Registrant’s”) Declaration of Trust states as follows:

Section 4.3. Mandatory Indemnification.

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series, to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys ‘ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

(i) against any liability to the Trust or a Series thereof or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof:

(iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement or other disposition; or

(B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, actions suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Non-interested Trustee” is one who is not (i) an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

In addition, each Trustee has entered into a written agreement with the Trust pursuant to which the Trust is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and Bylaws of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

1. Declaration of Trust

(a) Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Par Value $.01 Per Share dated October 26, 1992 — Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 16*

(b) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share — Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 11*

(c) Form of Establishment and Designation of Additional Series of shares of Beneficial Interest, Par Value $.01 Per Share — Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 23*

(d) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share — Previously filed as Exhibit 1(e) to Post-Effective Amendment No. 28*

(e) Form of Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share — Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 35 on February 26, 1997*

(f) Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share — Previously filed as Exhibit 1(h) to Post-Effective Amendment No. 38 on August 8, 1997*

(g) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share — Previously filed as Exhibit 1(i) to Post-Effective Amendment No. 47*

(h) Establishment and Designations of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share — Previously filed as Exhibit (a)(10) to Post-Effective Amendment No. 51 on April 30, 1999*

(i) Establishment and Designations of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share — Previously filed as Exhibit (a)(11) to Post-Effective Amendment No. 51 on April 30, 1999*

(j) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share — Previously filed as Exhibit (a)(11) to Post-Effective Amendment No. 55 on March 1, 2001*

(k) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share relating to the Mainstay U.S. Large Cap Equity Fund — Previously filed as Exhibit (a)(12) to Post-Effective Amendment No. 58 on December 20, 2001*

Establishment and Designation of Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share — Previously filed as Exhibit (a)(13) to Post-Effective Amendment No. 65 on December 31, 2003*

(l) Redesignation of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share — Previously filed as Exhibit (a)(14) to Post-Effective Amendment No. 65 on December 31, 2003*

(m) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 per Share — Previously filed as Exhibit (a) (15) to Post-Effective Amendment No. 65 on December 31, 2003*

(n) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share — Previously filed as Exhibit (a)(16) to Post-Effective Amendment No. 74 on March 15, 2005*

(o) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share — Previously filed as Exhibit (a) (17) to Post-Effective Amendment No. 74 on March 15, 2005*

(p) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share — Previously filed as Exhibit (a) (18) to Post-Effective Amendment No. 74 on March 15, 2005*

(q) Abolition of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share — Previously filed as Exhibit (a) (19) to Post-Effective Amendment No. 74 on March 15, 2005*

(r) Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share — Previously filed as Exhibit (a)(20) to Post-Effective Amendment No. 80 on April 7, 2006*

(s) Establishment and Designation of Additional Shares of Beneficial Interest, Par Value $0.01 Per Share — Previously filed as Exhibit 1(u) to Registrant’s Form N-14 filed with the Commission on August 10, 2007*

(t) Establishment and Designation of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share — Previously filed as Exhibit (a)(22) to Post-Effective Amendment No. 93 on February 22, 2008*

(u) Abolition of Series of Shares Of Beneficial Interest, Par Value $0.01 Per Share (Small Cap Value) — Previously filed as Exhibit (a)(23) to Post-Effective Amendment No. 106 on December 17, 2010*

(v) Abolition of Series of Shares Of Beneficial Interest, Par Value $0.01 Per Share (Institutional Bond) — Previously filed as Exhibit (a)(24) to Post-Effective Amendment No. 106 on December 17, 2010*

(w) Abolition of Series of Shares Of Beneficial Interest, Par Value $0.01 Per Share (Value) — Previously filed as Exhibit (a)(25) to Post- Effective Amendment No. 106 on December 17, 2010*

(x) Abolition of Series of Shares Of Beneficial Interest, Par Value $0.01 Per Share (Mid Cap Growth) —Previously filed as Exhibit (a)(26) to Post-Effective Amendment No. 106 on December 17, 2010*

(y) Abolition of Series of Shares Of Beneficial Interest, Par Value $0.01 Per Share (Small Cap Growth) — Previously filed as Exhibit (a)(27) to Post-Effective Amendment No. 106 on December 17, 2010*

(z) Abolition of Series of Shares Of Beneficial Interest, Par Value $0.01 Per Share (Mid Cap Value) — Previously filed as Exhibit (a)(28) to Post-Effective Amendment No. 106 on December 17, 2010*

(aa) Abolition of Series of Shares Of Beneficial Interest, Par Value $0.01 Per Share (Capital Appreciation) — Previously filed as Exhibit (a) (29) to Post-Effective Amendment No. 106 on December 17, 2010*

(bb) Redesignation of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share (Total Return) — Previously filed as Exhibit (a)(30) to Post-Effective Amendment No. 106 on December 17, 2010*

(cc) Redesignation of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share (Flexible Bond Opportunities) — Previously filed as Exhibit (a)(31) to Post-Effective Amendment No. 120 on June 17, 2013*

(dd) Establishment and Designation of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share (Class R3) dated December 2015 — Previously filed as Exhibit (a)(32) to Post-Effective Amendment No. 129 on February 29, 2016*

(ee) Declaration of Trust dated January 9, 1986, as amended and restated August 19, 2016 — Previously filed as Exhibit (a)(3) to Post-Effective Amendment No. 131 on September 12, 2016*

(ff) Redesignation of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share (Global High Income and MAP) — Previously filed as Exhibit (a)(34) to Post-Effective Amendment No. 137 on August 10, 2017*

(gg) Establishment and Designation of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share (Class T) — Previously filed as Exhibit (a)(35) to Post-Effective Amendment No. 137 on August 10, 2017*

(hh) Redesignation of Series of Shares of Beneficial Interest, Par Value $0.01 Per Share effective February 28, 2018 — Previously filed as Exhibit (a)(36) to Post-Effective Amendment No. 139 on February 28, 2018*

(ii) Establishment and Designation of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share (SIMPLE Class) – Previously filed as Exhibit (a)(36) to Post-Effective Amendment No. 152 on August 31, 2020*

(jj) Establishment and Designation of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share (Class C2) – Previously filed as Exhibit (a)(37) to Post-Effective Amendment No. 152 on August 31, 2020*

2. By-Laws

1. Amended and Restated By-Laws dated June 4, 2015 — Previously filed as Exhibit (b)(1) to Post-Effective Amendment No. 129 on February 29, 2016*

2. Amended and Restated By-Laws dated June 24, 2020 – Previously filed as Exhibit (b)(1) to Post-Effective Amendment No. 151 on June 26, 2020*

3. Instruments Defining Rights of Security Holders

See the Declaration of Trust, as amended and supplemented from time to time and the Amended and Restated By-Laws dated June 4, 2015 (See above)

4. Form of Agreement and Plan of Reorganization – Filed herewith as an Appendix A to this Proxy Statement/Prospectus

5. See the Amended and Restated Declaration of Trust (Exhibit 1 above) and the Amended and Restated By-Laws (Exhibit 2 above)

6. Investment Advisory Contracts

(a) Amended and Restated Management Agreement dated February 27, 2015 between The MainStay Funds and New York Life Investment Management LLC — Previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 126 on February 27, 2015*

i. Amendment dated February 28, 2017 — Previously filed as Exhibit (d)(1)(a) to Post-Effective Amendment No. 137 on August 10, 2017*

ii. Amendment dated February 28, 2018 — Previously filed as Exhibit (d)(1)(b) to Post-Effective Amendment No. 139 on February 28, 2018*

iii. Amendment dated February 28, 2019 — Previously filed as Exhibit (d)(1)(c) to Post-Effective Amendment No. 143 on February 15, 2019*

iv. Amendment dated June 21, 2019 — Previously filed as Exhibit (d)(1)(d) to Post-Effective Amendment No. 145 on June 21, 2019*

v. Amendment dated February 28, 2020 – Previously filed as Exhibit (d)(1)(e) to Post-Effective Amendment No. 149 on February 25, 2020*

vi. Amendment dated August 31, 2020 – Previously filed as Exhibit (d)(1)(f) to Post-Effective Amendment No. 152 on August 31, 2020*

Subadvisory Agreements

(a) Amended and Restated Sub-Advisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated January 1, 2018 — Previously filed as Exhibit (d)(2)(a) to Post-Effective Amendment No. 139 on February 28, 2018*

i. Amendment dated February 28, 2018 — Previously filed as Exhibit (d)(2)(b) to Post-Effective Amendment No. 139 on February 28, 2018*

ii. Amendment dated May 1, 2018 — Previously filed as Exhibit (d)(2)(a)(ii) to Post-Effective Amendment No. 141 on October 22, 2018*

iii. Amendment dated May 22, 2018 — Previously filed as Exhibit (d)(2)(a)(iii) to Post-Effective Amendment No. 141 on October 22, 2018*

iv. Amendment dated November 30, 2018 — Previously filed as Exhibit (d)(2)(a)(iv) to Post-Effective Amendment No. 143 on February 15, 2019*

v. Amendment dated February 28, 2019 — Previously filed as Exhibit (d)(2)(a)(v) to Post-Effective Amendment No. 145 on June 21, 2019*

vi. Amendment dated April 1, 2019 — Previously filed as Exhibit (d)(2)(a)(vi) to Post-Effective Amendment No. 145 on June 21, 2019*

vii. Amendment dated May 1, 2019 — Previously filed as Exhibit (d)(2)(a)(vii) to Post-Effective Amendment No. 145 on June 21, 2019*

viii. Amendment dated June 21, 2019 — Previously filed as Exhibit (d)(2)(a)(viii) to Post-Effective Amendment No. 146 on August 21, 2019*

ix. Amendment dated June 28, 2019 — Previously filed as Exhibit (d)(2)(a)(ix) to Post-Effective Amendment No. 146 on August 21, 2019*

x. Amendment dated February 26, 2020 – Previously filed as Exhibit (d)(2)(a)(x) to Post-Effective Amendment No. 149 on February 25, 2020*

xi. Amendment dated February 28, 2020 – Previously filed as Exhibit (d)(2)(a)(xi) to Post-Effective Amendment No. 149 on February 25, 2020*

xii. Amendment dated August 31, 2020 – Previously filed as Exhibit (d)(2)(a)(xii) to Post-Effective Amendment No. 152 on August 31, 2020*

(b) Subadvisory Agreement between New York Life Investment Management LLC and Winslow Capital Management, Inc. dated October 1, 2014 — Previously filed as Exhibit (d)(2)(b) to Post- Effective Amendment No. 126 on February 27, 2015*

i. Amendment dated February 28, 2016 — Previously filed as Exhibit (d)(2)(b)(i) to Post-Effective Amendment No. 129 on February 29, 2016*

ii. Amendment dated February 28, 2020 – Previously filed as Exhibit (d)(2)(b)(ii) to Post-Effective Amendment No. 149 on February 25, 2020*

(c) Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners, Inc. dated March 31, 2017 — Previously filed as Exhibit (d)(2) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*

i. Amendment dated May 8, 2017 — Previously filed as Exhibit (d)(2)(a) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*

ii. Amendment dated February 28, 2019 — Previously filed as Exhibit (d)(2)(c)(ii) to Post-Effective Amendment No. 145 on June 21, 2019*

iii. Amendment dated April 1, 2019 — Previously filed as Exhibit (d)(2)(c)(iii) to Post-Effective Amendment No. 145 on June 21, 2019*

iv. Amendment dated May 1, 2019 — Previously filed as Exhibit (d)(2)(c)(iv) to Post-Effective Amendment No. 145 on June 21, 2019*

(d) Subadvisory Agreement between New York Life Investment Management LLC and Markston International LLC dated December 15, 2011 — Previously filed as Exhibit (d)(2)(g) to Post-Effective Amendment No. 116 on February 28, 2013*

(e) Subadvisory Agreement dated May 1, 2014 between New York Life Investment Management LLC and NYL Investors LLC —Previously filed as Exhibit (d)(2)(h) to Post-Effective Amendment No. 131 on September 12, 2016*

i. Amendment dated February 28, 2017 — Previously filed as Exhibit (d)(2)(h)(i) to Post-Effective Amendment No. 137 on August 10, 2017*

(f) Subadvisory Agreement between New York Life Investment Management and Candriam Luxembourg S.C.A. dated June 21, 2019 -Previously filed as Exhibit (d)(2)(f) to Post-Effective Amendment No. 149 on February 25, 2020*

7. Underwriting Contracts

(a) Amended and Restated Master Distribution Agreement between the MainStay Funds and NYLIFE Distributors Inc. dated August 1, 2014 — Previously filed as Exhibit (e)(1) to Post-Effective Amendment No. 126 on February 27, 2015*

(b) Form of Soliciting Dealer Agreement — Previously filed as Exhibit (e)(2) to Post-Effective Amendment No. 129 on February 29, 2016*

8. Bonus or Profit Sharing Contracts – Inapplicable

9. Custodian Agreements

(a) Amended and Restated Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2011 — Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 9 to MainStay Funds Trust’s Registration Statement on February 28, 2011*

i. Amendment dated October 21, 2013 — Previously filed as Exhibit (g)(1)(a) to Post-Effective Amendment No. 73 to MainStay Funds Trust’s Registration Statement on February 27, 2015.*

ii. Amendment to Custodian Agreement dated June 18, 2015 — Previously filed as Exhibit (g)(1)(b) to Post- Effective Amendment No. 85 to MainStay Funds Trust’s Registration Statement on August 28, 2015.*

iii. Amendment dated December 22, 2015 – Previously filed as Exhibit (g)(1)(c) to Post-Effective Amendment No. 89 to MainStay Funds Trust's Registration Statement on February 26, 2016.*

iv. Amendment dated February 29, 2016 (Retirement 2060) — Previously filed as Exhibit (g)(1)(d) to Post-Effective Amendment No. 94 to MainStay Funds Trust’s Registration Statement on June 20, 2016.*

v. Amendment dated February 29, 2016 (Appendix) — Previously filed as Exhibit (g)(1)(e) to Post-Effective Amendment No. 94 to MainStay Funds Trust’s Registration Statement on June 20, 2016.*

vi. Amendment dated May 1, 2016 — Previously filed as Exhibit (g)(1)(f) to Post-Effective Amendment No. 94 to MainStay Funds Trust’s Registration Statement on June 20, 2016.*

vii. Amendment dated May 1, 2016 (Appendix) — Previously filed as Exhibit (g)(1)(g) to Post-Effective Amendment No. 94 to MainStay Funds Trust’s Registration Statement on June 20, 2016.*

viii. Amendment dated June 16, 2016 to the Master Custodian Agreement (appendix) — Previously filed as Exhibit (g)(1)(h) to Post-Effective Amendment No. 100 to MainStay Funds Trust’s Registration Statement on September 12, 2016.*

ix. Amendment dated June 17, 2016 to the Master Custodian Agreement (appendix) - Previously filed as Exhibit (g)(1)(i) to Post-Effective Amendment No. 100 to MainStay Funds Trust’s Registration Statement on September 12, 2016.*

x. Amendment dated June 30, 2016 to the Master Custodian Agreement – Previously filed as Exhibit (g)(1)(j) to Post-Effective Amendment No. 100 to MainStay Funds Trust’s Registration Statement on September 12, 2016.*

xi. Amendment dated October 15, 2016 to the Master Custodian Agreement - Previously filed as Exhibit (g)(1)(k) to MainStay Funds Trust's Post-Effective Amendment No. 115 on August 10, 2017*

xii. Amendment dated March 13, 2017 to the Master Custodian Agreement - Previously filed as Exhibit (g)(1)(l) to MainStay Funds Trust's Post-Effective Amendment No. 115 on August 10, 2017*

xiii. Amendment dated May 5, 2017 to the Master Custodian Agreement - Previously filed as Exhibit (g)(1)(m) to MainStay Funds Trust's Post-Effective Amendment No. 115 on August 10, 2017*

xiv. Amendment dated August 30, 2017 to the Master Custodian Agreement – Previously filed as Exhibit (g)(1)(n) to Post-Effective Amendment No. 139 on February 28, 2018*

xv. Amendment dated November 15, 2017 to the Master Custodian Agreement – Previously filed as Exhibit (g)(1)(o) to Post-Effective Amendment No. 139 on February 28, 2018*

xvi. Amendment dated February 28, 2018 – Previously filed as Exhibit (g)(1)(p) to Post-Effective Amendment No. 141 on October 22, 2018*

xvii. Amendment dated May 22, 2018 – Previously filed as Exhibit (g)(1)(q) to Post-Effective Amendment No. 141 on October 22, 2018*

xviii. Amendment dated July 2, 2018 – Previously filed as Exhibit (g)(1)(r) to Post-Effective Amendment No. 141 on October 22, 2018*

xix. Amendment dated September 10, 2018 – Previously filed as Exhibit (g)(1)(s) to Post-Effective Amendment No. 141 on October 22, 2018*

xx. Amendment dated November 1, 2018 – Previously filed as Exhibit (g)(1)(t) to Post-Effective Amendment No. 145 on June 21, 2019*

xxi. Amendment dated February 27, 2019 – Previously filed as Exhibit (g)(1)(u) to Post-Effective Amendment No. 145 on June 21, 2019*

xxii. Amendment dated April 1, 2019 – Previously filed as Exhibit (g)(1)(v) to Post-Effective Amendment No. 145 on June 21, 2019*

xxiii. Amendment dated May 1, 2019 – Previously filed as Exhibit (g)(1)(w) to Post-Effective Amendment No. 145 on June 21, 2019*

xxiv. Amendment dated June 5, 2019 – Previously filed as Exhibit (g)(1)(x) to Post-Effective Amendment No. 145 on June 21, 2019*

xxv. Letter Amendment dated June 5, 2019 to the Master Custodian Agreement - Previously filed as Exhibit (g)(1)(l) to Post-Effective Amendment No. 146 on August 21, 2019*

xxvi. Amendment dated November 21, 2019 – Previously filed as Exhibit (g)(1)(z) to Post-Effective Amendment No. 149 on February 25, 2020*

xxvii. Letter Amendment dated November 21, 2019 – Previously filed as Exhibit (g)(1)(aa) to Post-Effective Amendment No. 149 on February 25, 2020*

xxviii. Amendment dated February 14, 2020 – Previously filed as Exhibit (g)(1)(bb) to Post-Effective Amendment No. 149 on February 25, 2020*

xxix. Amendment dated April 15, 2020 – Previously filed as Exhibit (g)(1)(cc) to Post-Effective Amendment No. 151 on June 26, 2020*

xxx. Amendment dated August 10, 2020 – Previously filed as Exhibit (g)(1)(dd) to Post-Effective Amendment No. 152 on August 31, 2020*

10. Rule 12b-1 Plan and 18f-3 Plans

(a) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class A shares) — Previously filed as Exhibit (m)(1) to Post-Effective Amendment No. 146 on August 21, 2019*

(b) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class B shares) — Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 146 on August 21, 2019*

(c) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (Class C shares) — Previously filed as Exhibit (m)(3) to Post-Effective Amendment No. 146 on August 21, 2019*

(d) Plan of Distribution pursuant to Rule 12b-1 (Class R2 shares) — Previously filed as Exhibit (m)(4) to Post-Effective Amendment No. 146 on August 21, 2019*

(e) Plan of Distribution pursuant to Rule 12b-1 (Class R3 shares) — Previously filed as Exhibit (m)(5) to Post-Effective Amendment No. 146 on August 21, 2019*

(f) Plan of Distribution pursuant to Rule 12b-1 (Investor Class shares) — Previously filed as Exhibit (m)(6) to Post-Effective Amendment No. 146 on August 21, 2019*

(g) Plan of Distribution Pursuant to Rule 12b-1 (Class C2 shares) dated June 24, 2020 – Previously filed as Exhibit (m)(7) to Post-Effective Amendment No. 152 on August 31, 2020*

(h) Plan of Distribution Pursuant to Rule 12b-1 (SIMPLE Class shares) dated June 24, 2020 – Previously filed as Exhibit (m)(8) to Post-Effective Amendment No. 162 on August 31, 2020*

11. Opinion of Counsel Regarding Legality of Shares Being Registered – Filed herewith

12. Form of Tax Opinion – Filed herewith

13. Other Material Contracts

 Transfer Agency Agreements

a. Amended and Restated Transfer Agency and Service Agreement dated October 1, 2008 — Previously filed as Exhibit h (1)(a) to Post-Effective Amendment No. 96 on November 25, 2008*

i. Amendment dated April 24, 2009 — Previously filed as Exhibit (h)(1)(a)(i) to Post-Effective Amendment No. 107 on February 28, 2011*

ii. Amendment dated October 16, 2009 — Previously filed as Exhibit (h)(1)(a)(ii) to Post-Effective Amendment No. 107 on February 28, 2011*

iii. Amendment dated October 23, 2009 — Previously filed as Exhibit (h)(1)(a)(iii) to Post-Effective Amendment No. 107 on February 28, 2011*

iv. Amendment dated October 30, 2009 — Previously filed as Exhibit (h)(1)(a)(iv) to Post-Effective Amendment No. 107 on February 28, 2011*

v. Amendment dated November 12, 2009 — Previously filed as Exhibit (h)(1)(a)(i) to MainStay Funds Trust’s Post-Effective Amendment No. 9 on February 28, 2011*

vi. Amendment dated November 24, 2009 — Previously filed as Exhibit (h)(1)(a)(ii) to MainStay Funds Trust’s Post-Effective Amendment No. 9 on February 28, 2011*

vii. Amendment dated February 26, 2010 — Previously filed as Exhibit (h)(1)(a)(iii) to MainStay Funds Trust’s Post-Effective Amendment No. 9 on February 28, 2011*

viii. Amendment dated March 30, 2010 — Previously filed as Exhibit (h)(1)(a)(iv) to MainStay Funds Trust’s Post-Effective Amendment No. 9 on February 28, 2011*

ix. Amendment dated January 1, 2011 — Previously filed as Exhibit (h)(1)(a)(v) to MainStay Funds Trust’s Post-Effective Amendment No. 9 on February 28, 2011*

x. Amendment dated January 1, 2012 — Previously filed as Exhibit (h)(1)(a)(vi) to MainStay Funds Trust’s Post-Effective Amendment No. 40 on February 27, 2013*

xi. Amendment dated January 1, 2013 — Previously filed as Exhibit (h)(1)(a)(x) to Post-Effective Amendment No. 120 on June 17, 2013*

xii. Amendment dated July 11, 2014 — Previously filed as Exhibit (h)(1)(a)(xii) to Post-Effective Amendment No. 126 on February 27, 2015*

xiii. Amendment dated February 29, 2016 — Previously filed as Exhibit (h)(1)(a)(xiii) to Post-Effective Amendment No. 129 on February 29, 2016*

xiv. Amendment dated June 30, 2016 — Previously filed as Exhibit (h)(1)(a)(xi) to Post-Effective Amendment No. 100 to MainStay Funds Trust’s Registration Statement on September 12, 2016*

xv. Amendment dated March 13, 2017 — Previously filed as Exhibit (h)(1)(a)(xii) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*

xvi. Amendment dated April 11, 2017 — Previously filed as Exhibit (h)(1)(a)(xiii) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*

xvii. Amendment dated May 8, 2017 — Previously filed as Exhibit (h)(1)(a)(xiv) to MainStay Funds Trust’s Post-Effective Amendment No. 115 on August 10, 2017*

xviii. Amendment dated November 15, 2017 – Previously filed as Exhibit (h)(1)(a)(xviii) to Post-Effective Amendment No. 139 on February 28, 2018*

xix. Amendment dated February 28, 2018 – Previously filed as Exhibit (h)(1)(a)(xix) to Post-Effective Amendment No. 139 on February 28, 2018*

xx. Amendment dated May 22, 2018 – Previously filed as Exhibit (h)(1)(a)(xx) to Post-Effective Amendment No. 141 on October 22, 2018*

xxi. Amendment dated July 2, 2018 – Previously filed as Exhibit (h)(1)(a)(xxi) to Post-Effective Amendment No. 141 on October 22, 2018*

xxii. Amendment dated November 30, 2018 – Previously filed as Exhibit (h)(1)(a)(xxii) to Post-Effective Amendment No. 143 on February 15, 2019*

xxiii. Amendment dated February 28, 2019 – Previously filed as Exhibit (h)(1)(a)(xxiii) to Post-Effective Amendment No. 143 on February 15, 2019*

xxiv. Amendment dated April 1, 2019 – Previously filed as Exhibit (h)(1)(a)(xxiv) to Post-Effective Amendment No. 145 on June 21, 2019*

xxv. Amendment dated June 14, 2019 – Previously filed as Exhibit (h)(1)(a)(xxv) to Post-Effective Amendment No. 145 on June 21, 2019*

xxvi. Amendment dated November 1, 2019 – Previously filed as Exhibit (h)(1)(a)(xxvi) to Post-Effective Amendment No. 148 on December 18, 2019*

xxvii. Amendment dated February 26, 2020 – Previously filed as Exhibit (h)(1)(xxvii) to Post-Effective Amendment No. 149 on February 25, 2020*

xxviii. Amendment dated May 1, 2020 – Previously filed as Exhibit (h)(1)(xxviii) to Post-Effective Amendment No. 151 on June 26, 2020*

xxix. Amendment dated May 22, 2020 – Previously filed as Exhibit (h)(1)(xxix) to Post-Effective Amendment No. 151 on June 26, 2020*

xxx. Amendment dated June 30, 2020 – Previously filed as Exhibit (h)(1)(xxx) to Post-Effective Amendment No. 151 on June 26, 2020*

b. Reserved.

c. Shareholder Service Plans

i. Shareholder Services Plan (Class R1 shares) — Previously filed as Exhibit (h)(5) to Post-Effective Amendment No. 80 on April 7, 2006*

ii. Shareholder Services Plan (Class R2 shares) — Previously filed as Exhibit (h)(6) to Post-Effective Amendment No. 80 on April 7, 2006*

iii. Shareholder Services Plan (Class R3 shares) — Previously filed as Exhibit (h)(5) to Post-Effective Amendment No. 129 on February 29, 2016*

d. Form of Indemnification Agreement — Previously filed as Exhibit (h)(10) to Post-Effective Amendment No. 80 on April 7, 2006*

e. Expense Limitation Agreements and Fee Waivers

i. Notice of Fee Waiver (Contractual — Winslow Large Cap Growth Fund) dated February 29, 2020 – Previously filed as Exhibit (h)(7)(b) to Post-Effective Amendment No. 149 on February 25, 2020*

ii. Amended and Restated Expense Limitation Agreement (Transfer Agency expenses) dated August 31, 2020 – Previously filed as Exhibit (h)(7)(b) to Post-Effective Amendment No. 162 on August 31, 2020*

iii. Amended and Restated Expense Limitation Agreement dated August 31, 2020 – Previously filed as Exhibit (h)(7)(d) to Post-Effective Amendment No. 152 on August 31, 2020*

iv. Notice of Voluntary Expense Limitation Agreement dated August 31, 2020 – Previously filed as Exhibit (h)(7)(e) to Post-Effective Amendment No. 152 on August 31, 2020*

f. Regulatory Filing Support Services Agreement dated December 22, 2017 — Previously filed as Exhibit (h)(8) to Post-Effective Amendment No. 139 on February 28, 2018*

14. Other Opinions

a. Consent of Independent Registered Public Accounting Firm – Filed herewith

15. Omitted Financial Statements – Inapplicable

16. Powers of Attorney – Filed herewith

17. Additional Exhibits – Inapplicable

* Incorporated by reference.

ITEM 17. UNDERTAKINGS.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Jersey City in the State of New Jersey, on the 5th day of February, 2021.

THE MAINSTAY FUNDS

By: /s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on February 5, 2021.

	SIGNATURE	TITLE

	/s/ Kirk C. Lehneis	President and Principal Executive Officer
Kirk C. Lehneis

	/s/ Susan B. Kerley* Susan B. Kerley	Trustee and Chairman of the Board

	/s/ David H. Chow* David H. Chow	Trustee

	/s/ Yie-Hsin Hung*	Trustee
Yie-Hsin Hung

	/s/ Alan R. Latshaw* Alan R. Latshaw	Trustee

	/s/ Richard H. Nolan, Jr.* Richard H. Nolan, Jr.	Trustee

	/s/ Jacques P. Perold* Jacques P. Perold	Trustee

	/s/ Richard S. Trutanic* Richard S. Trutanic	Trustee

	/s/ Jack R. Benintende Jack R. Benintende	Treasurer and Principal Financial and Accounting Officer

By*	/s/ J. Kevin Gao	Secretary
J. Kevin Gao
As Attorney-in-Fact

* Pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

11	Opinion of Counsel Regarding Legality of Shares Being Registered

12	Form of Tax Opinion of Dechert LLP

14(a)	Consent of Independent Registered Public Accounting Firm

16	Powers of Attorney